                                 AmSouth Funds
                                   Prospectus
                                 CLASS A SHARES
                                 CLASS B SHARES
                                  TRUST SHARES
                               DECEMBER 14, 1999

As with all mutual funds, the
Securities and Exchange Commission
has not approved or disapproved these
Fund shares or determined whether
this prospectus is truthful or
complete. Anyone who tells you
otherwise is committing a crime.
                                                              AmSouth Funds Logo

         AMSOUTH FUNDS                                    TABLE OF CONTENTS


                                                      DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES

                                            [LOGO]
Carefully review this important                           2  Overview
section to learn about each Fund's                           CAPITAL APPRECIATION FUNDS
goal, main investment strategies                          4  AmSouth International Equity Fund
and risks, and fees.                                      6  AmSouth Mid Cap Fund
                                                          8  AmSouth Capital Growth Fund
                                                         10  AmSouth Large Cap Fund
                                                             INCOME FUNDS
                                                         12  TAXABLE FUND
                                                         13  AmSouth Limited Term U.S. Government Fund
                                                         15  TAX-FREE FUNDS
                                                         16  AmSouth Tennessee Tax-Exempt Fund
                                                         18  AmSouth Limited Term Tennessee Tax-Exempt Fund
                                                             MONEY MARKET FUND
                                                         21  AmSouth Treasury Reserve Money Market Fund
                                                             STRATEGIC PORTFOLIOS
                                                         24  AmSouth Strategic Portfolios: Aggressive Growth Portfolio
                                                         27  AmSouth Strategic Portfolios: Growth Portfolio
                                                         30  AmSouth Strategic Portfolios: Growth and Income Portfolio
                                                         33  AmSouth Strategic Portfolios: Moderate Growth and Income
                                                         36  Portfolio
                                                             AmSouth Strategic Portfolios: Current Income Portfolio

                                                      ADDITIONAL INVESTMENT STRATEGIES AND RISKS

                                            [LOGO]
Review this section for additional                           CAPITAL APPRECIATION FUNDS
information on investment                                39  AmSouth International Equity Fund
strategies and risks.                                    39  AmSouth Mid Cap Fund
                                                         39  AmSouth Capital Growth Fund
                                                         39  AmSouth Large Cap Fund
                                                             INCOME FUNDS
                                                         40  AmSouth Limited Term U.S. Government Fund
                                                         41  AmSouth Tennessee Tax-Exempt Fund
                                                         41  AmSouth Limited Term Tennessee Tax-Exempt Fund
                                                             MONEY MARKET FUND
                                                         42  AmSouth Treasury Reserve Money Market Fund
                                                         42  STRATEGIC PORTFOLIOS
                                                         47  APPLICABLE TO ALL FUNDS

                                                      FUND MANAGEMENT

                                            [LOGO]
Review this section for details on                       48  Investment Advisers
the people and organizations who                         48  Investment Sub-Advisers
oversee the Funds.                                       48  Primary Portfolio Managers
                                                         49  Administrator and Distributor

                                                      SHAREHOLDER INFORMATION

                                            [LOGO]
Review this section for details on                       50  Choosing a Share Class
how shares are valued, how to                            51  Pricing of Fund Shares
purchase, sell and exchange                              52  Purchasing and Adding to Your Shares
shares, related charges and                              55  Selling Your Shares
payments of dividends and                                57  General Policies on Selling Shares
distributions.                                           58  Distribution Arrangements/Sales Charges
                                                         62  Exchanging Your Shares
                                                         63  Dividends, Distributions, and Taxes

                                                      WHERE TO LEARN MORE ABOUT THE FUNDS.

                                            [LOGO]
                                                             Back Cover

 [LOGO]

          DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND
          EXPENSES                                               OVERVIEW



    THE FUNDS                             AmSouth Funds consist of thirty-one separate Funds, each
                                          with its own investment strategy and risk/return profile.
                                          This prospectus gives you important information about the
                                          Class A Shares, Class B Shares and Trust Shares of thirteen funds. Please read this prospectus, and keep it for future reference.
                                          Each of the Funds in this prospectus is a mutual fund. A
                                          mutual fund pools shareholders' money and, using
                                          professional investment managers, invests it in securities like stocks and bonds. Before you look at specific Funds,
                                          you should know a few general basics about investing in
                                          mutual funds.
                                          The value of your investment in a Fund is based on the
                                          market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect
                                          securities markets generally, as well as those that affect particular companies or government units. These price
                                          movements, sometimes called volatility, will vary depending on the types of securities a Fund owns and the markets where these securities trade.
                                          LIKE OTHER INVESTMENTS, YOU COULD LOSE MONEY ON YOUR
                                          INVESTMENTS IN A FUND. YOUR INVESTMENT IN A FUND IS NOT A
                                          DEPOSIT OR AN OBLIGATION OF AMSOUTH BANK, ITS AFFILIATES, OR
                                          ANY BANK. IT IS NOT INSURED BY THE FDIC OR ANY GOVERNMENT
                                          AGENCY.
                                          Each Fund has its own investment goal and strategies for
                                          reaching that goal. However, it cannot be guaranteed that a
                                          Fund will achieve its goal. Before investing, make sure that the Fund's goal matches your own.
                                          The portfolio manager invests each Fund's assets in a way
                                          that the manager believes will help the Fund achieve its
                                          goal. A manager's judgments about the stock markets, economy and companies, or selecting investments may cause a Fund to underperform other funds with similar objectives.

   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND
   EXPENSES                                                      OVERVIEW

                          CAPITAL APPRECIATION FUNDS


                                          These Funds seek capital appreciation and invest primarily in equity securities, principally common stocks and, to a
                                          limited extent, preferred stocks and convertible securities.
    WHO MAY WANT TO INVEST?               Consider investing in these Funds if you are:
                                          - seeking a long-term goal such as retirement
                                          - looking to add a growth component to your portfolio
                                          - willing to accept the risks of investing in the stock
                                            markets
                                          These Funds may not be appropriate if you are:
                                          - pursuing a short-term goal or investing emergency reserves
                                          - uncomfortable with an investment that will fluctuate in
                                            value

                                                    AMSOUTH INTERNATIONAL
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND
   EXPENSES                                                   EQUITY FUND

    INVESTMENT OBJECTIVE                  The Fund seeks to provide investors with capital
                                          appreciation.
    PRINCIPAL INVESTMENT STRATEGIES       The Fund invests primarily in equity securities of large
                                          non-U.S. companies (i.e., incorporated or organized outside the United States).
                                          In choosing stocks for the Fund, the Fund's Sub-Adviser,
                                          Lazard Asset Management, looks for established companies in economically developed countries that it believes are
                                          undervalued based on their return on total capital or
                                          equity. The Sub-Adviser attempts to identify undervalued
                                          securities through traditional measures of value, including low price to earnings ratio, high yield, unrecognized
                                          assets, potential for management change and the potential to improve profitability.
                                          The Sub-Adviser focuses on individual stock selection (a
                                          "bottom-up" approach) rather than on forecasting stock
                                          market trends (a "top-down" approach).
                                          The percentage of the Fund's assets invested in particular geographic sectors may shift from time to time in accordance with the judgment of the Adviser and Sub-Adviser.
                                          Ordinarily, the Fund invests in at least three different
                                          foreign countries. Although the Fund invests primarily in
                                          the stocks of companies located in developed foreign
                                          countries, it may invest up to 25% of its total assets in
                                          typically large companies located, or doing significant
                                          business in emerging markets. In addition, the Fund may have substantial investments in American and Global Depositary
                                          Receipts.

    PRINCIPAL INVESTMENT RISKS            The Fund's performance will be influenced by political,
                                          social and economic factors affecting companies in foreign countries. The securities of foreign issuers fluctuate in
                                          price, often based on factors unrelated to the issuers'
                                          value, and such fluctuations can be pronounced. Foreign
                                          securities include special risks such as exposure to
                                          currency fluctuations, a lack of adequate company
                                          information, political instability, and differing auditing and legal standards. As a result, you could lose money by
                                          investing in the Fund, particularly if there is a sudden
                                          decline in the share prices of the Fund's holdings or an
                                          overall decline in the stock markets of the foreign
                                          countries in which the Fund is invested.
                                          Emerging market countries have economic structures that are generally less diverse and mature, and political systems
                                          that are less stable, than those of developed countries. As a result, their markets are more volatile.
                                          Value stocks involve the risk that they may never reach what the Sub-Adviser believes is their full market value. They
                                          also may decline in price, even though in theory they are
                                          already underpriced.
                                          The Fund is non-diversified and may invest a greater
                                          percentage of its assets in a particular company compared
                                          with other funds. Accordingly, the Fund's portfolio may be more sensitive to changes in the market value of a single
                                          company or industry.

                                                    AMSOUTH INTERNATIONAL
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND
   EXPENSES                                                   EQUITY FUND

                                              FEES AND EXPENSES


                                                     SHAREHOLDER TRANSACTION EXPENSES         CLASS A   CLASS B   TRUST
                                                     (FEES PAID BY YOU DIRECTLY)(1)           SHARES    SHARES    SHARES
                                                     Maximum sales charge (load) on
                                                     purchases as a % of offering price        4.50%(2)   None     None
                                                     Maximum deferred sales charge (CDSC)       None     5.00%(3)  None
                                                     Redemption Fee(4)                         0.00%     0.00%    0.00%
                                                     ANNUAL FUND OPERATING EXPENSES           CLASS A   CLASS B   TRUST
                                                     (FEES PAID FROM FUND ASSETS)             SHARES    SHARES    SHARES

                                                     Management Fee                            1.25%     1.25%    1.25%

                                                     Distribution (12b-1) Fee                  0.00%     0.75%     None

                                                     Other Expenses                            1.21%     1.21%    1.11%(5)

                                                     Total Annual Fund Operating Expenses(6)   2.46%     3.21%    2.36%

                                                     Fee Waiver and/or Expense Reimbursement   (.15%)    (.30%)   (.30%)

                                                     Net Expenses                              2.31%     2.91%    2.06%


                                  (1) AmSouth Bank or other financial
                                  institutions may change their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

                                  (2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase.


                                  (3) For B Shares acquired in the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC charged if such Class B shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year. For all other B Shares, the CDSC declines over a six year period as follows: 5%, 4%, 3%, 3%, 2%, 1% to 0% in the seventh and eighth year. Approximately eight years after purchase (seven years in the case of Shares acquired in the ISG combination), Class B Shares automatically convert to Class A shares.


                                  (4) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.


                                  (5) The above amount includes a shareholder servicing fee that will become effective on March 13, 2000.



                                  (6) Other expenses for each Class are based on estimated amounts for the current fiscal year. The expenses noted above do not reflect any fee waivers or expense reimbursement arrangements that are in effect. Total expenses after fee waivers and expense reimbursements for each class through April 30, 2000 will be as follows: Class A, 1.77%; and Trust, 1.77%. AmSouth Bank has contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to: Class A, 2.31%; Class B, 2.91%; and Trust, 2.06% until October 1, 2001.

                                              EXPENSE EXAMPLE


                                                                                                3        5       10
                                                                                  1 YEAR    YEARS    YEARS    YEARS
                                                     CLASS A SHARES                $688    $1,182   $1,702   $3,120
                                                     CLASS B SHARES
                                                     Assuming Redemption           $824    $1,289   $1,878   $3,260
                                                     Assuming No Redemption        $324    $  989   $1,678   $3,260
                                                     TRUST SHARES                  $239    $  736   $1,260   $2,696



   If you purchase and hold
   shares of the AmSouth
   International Equity Fund, you
   will pay certain fees and
   expenses, which are described
   in the tables. Shareholder
   transaction fees are paid from
   your account. Annual Fund
   operating expenses are paid
   out of Fund assets, and are
   reflected in the share price.


   Use the example at right to
   help you compare the cost of
   investing in the Fund with the
   cost of investing in other
   mutual funds. It illustrates
   the amount of fees and
   expenses you would pay,
   assuming the following:


     - $10,000 investment

     - 5% annual return


     - no changes in the Fund's
       operating expenses



     - redemption at the end of
       each time period


   Because actual returns and
   operating expenses will be
   different, this example is for
   comparison only.

   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND
   EXPENSES                                          AMSOUTH MID CAP FUND


    INVESTMENT OBJECTIVE                  The Fund seeks to provide investors with capital
                                          appreciation.
    PRINCIPAL INVESTMENT STRATEGIES       The Fund invests primarily in equity securities of companies publicly traded on U.S. exchanges that are either included in the Russell Mid-Cap Growth Index or have market
                                          capitalizations within the range of such included companies.
                                          In choosing stocks for the Fund, the Fund's Sub-Adviser,
                                          Bennett Lawrence Management, seeks to identify industries
                                          that are benefiting from major demand trends or themes and are therefore growing at a much faster rate than the overall economy. The Sub-Adviser then typically gathers information on the companies that are benefiting from these trends or
                                          themes. Generally, the Fund will not invest in a company
                                          unless the Sub-Adviser has met with the company's top
                                          management. The Sub-Adviser also seeks to talk to suppliers, purchasers, and competitors to reinforce its analysis and
                                          monitor the Fund's holdings. The Sub-Adviser's experience
                                          has been that when mid-sized companies are backed by major demand trends, they can create attractive gains for
                                          investors.

    PRINCIPAL INVESTMENT RISKS            Stocks and other equity securities fluctuate in price, often based on factors unrelated to the issuers' value, and such fluctuations can be pronounced. The value of your investment in the Fund will fluctuate in response to movements in the stock market and the activities of individual portfolio
                                          companies. As a result, you could lose money by investing in the Fund, particularly if there is a sudden decline in share prices of the Fund's holdings or an overall decline in the stock market.
                                          The Fund invests in mid-cap companies which carry additional risks. These companies typically have less predictable
                                          earnings than larger companies and their securities trade
                                          less frequently and in more limited volume than those of
                                          larger, more established companies. As a result, mid-cap
                                          stocks and thus the Fund's shares may fluctuate more in
                                          value than larger-cap stocks and funds that focus on them.
                                          Over time, growth companies are expected to increase their earnings at an above-average rate. If these expectations are not met, the stock price can fall drastically -- even if
                                          earnings show an absolute increase.
                                          Because demand trends and themes can change, the Fund's
                                          performance could suffer if the Adviser is slow to respond to such changes.

   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND
   EXPENSES                                          AMSOUTH MID CAP FUND


                                              FEES AND EXPENSES


                                                     SHAREHOLDER TRANSACTION EXPENSES    CLASS A   CLASS B   TRUST
                                                     (FEES PAID BY YOU DIRECTLY)(1)      SHARES    SHARES    SHARES
                                                     Maximum sales charge (load) on
                                                     purchases as a % of offering price   4.50%(2)   None     None
                                                     Maximum deferred sales charge
                                                     (CDSC)                                None     5.00%(3)  None
                                                     Redemption Fee(4)                    0.00%     0.00%    0.00%
                                                     ANNUAL FUND OPERATING EXPENSES      CLASS A   CLASS B   TRUST
                                                     (FEES PAID FROM FUND ASSETS)        SHARES    SHARES    SHARES

                                                     Management Fee                       1.00%     1.00%    1.00%
                                                     Distribution (12b-1) Fee             0.00%     0.75%     None
                                                     Other Expenses                       1.34%     1.34%    1.24%(5)
                                                     Total Annual Fund Operating
                                                     Expenses(6)                          2.34%     3.09%    2.24%


                                  (1) AmSouth Bank or other financial
                                  institutions may change their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

                                  (2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase.


                                  (3) For B Shares acquired in the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC charged if such Class B shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year. For all other B Shares, the CDSC declines over a six year period as follows: 5%, 4%, 3%, 3%, 2%, 1% to 0% in the seventh and eighth year. Approximately eight years after purchase (seven years in the case of ISG Shares acquired in the combination), Class B shares automatically convert to Class A shares.


                                  (4) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.


                                  (5) The above amount includes a shareholder servicing fee that will become effective on March 13, 2000.



                                  (6) Other expenses for each Class are based on estimated amounts for the current fiscal year. The expenses noted above do not reflect any fee waivers or expense reimbursement arrangements that are in effect. AmSouth Bank has contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to: Class A, 3.00%; Class B, 3.60%; Trust, 2.75% until October 1, 2001.

                                              EXPENSE EXAMPLE


                                                                                                               1        3
                                                                                                            YEAR    YEARS
                                                     CLASS A SHARES                                         $676   $1,148
                                                     CLASS B SHARES
                                                     Assuming Redemption                                    $812   $1,254
                                                     Assuming No Redemption                                 $312   $  954
                                                     TRUST SHARES                                           $227   $  700



   If you purchase and hold
   shares of the AmSouth Mid Cap
   Fund, you will pay certain
   fees and expenses, which are
   described in the tables.
   Shareholder transaction fees
   are paid from your account.
   Annual Fund operating expenses
   are paid out of Fund assets,
   and are reflected in the share
   price.


   Use the example at right to
   help you compare the cost of
   investing in the Fund with the
   cost of investing in other
   mutual funds. It illustrates
   the amount of fees and
   expenses you would pay,
   assuming the following:


     - $10,000 investment

     - 5% annual return


     - no changes in the Fund's
       operating expenses



     - redemption at the end of
       each time period



   Because actual returns and
   operating expenses will be
   different, this example is for
   comparison only.

                                                          AMSOUTH CAPITAL


   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND
   EXPENSES                                                   GROWTH FUND



    INVESTMENT OBJECTIVES                 The Fund seeks to provide investors with capital growth.
    PRINCIPAL INVESTMENT STRATEGIES       The Fund invests primarily in equity securities of U.S.
                                          companies with market capitalizations of at least $500
                                          million that the Adviser believes offer opportunities for
                                          capital appreciation and growth of earnings. The Fund also may invest in medium-sized companies.
                                          In choosing stocks for the Fund, the Adviser first
                                          identifies industries that it believes will expand over the next few years or longer. The Adviser then uses fundamental analysis of company financial statements to find large U.S.
                                          companies within these industries that offer the prospect of solid earnings growth. The Adviser also may consider other factors in selecting investments for the Fund, including the development of new or improved products or services,
                                          opportunities for greater market share, more effective
                                          management or other signs that the company will have greater than average earnings growth and capital appreciation.

    PRINCIPAL INVESTMENT RISKS            Stocks and other equity securities fluctuate in price, often based on factors unrelated to the issuers' value, and such fluctuations can be pronounced. The value of your investment in the Fund will fluctuate in response to movements in the stock market and the activities of individual portfolio
                                          companies. As a result, you could lose money by investing in the Fund, particularly if there is a sudden decline in the share prices of the Fund's holdings or an overall decline in the stock market.
                                          The Fund may invest in medium-sized companies which carry
                                          additional risks because their earnings tend to be less
                                          predictable, their share prices more volatile and their
                                          securities less liquid than larger, more established
                                          companies.
                                          Over time, growth companies are expected to increase their earnings at an above-average rate. If these expectations are not met, the stock price can fall drastically--even if
                                          earnings show an absolute increase.
                                          The Fund is non-diversified and may invest a greater
                                          percentage of its assets in a particular company compared
                                          with other funds. Accordingly, the Fund's portfolio may be more sensitive to changes in the market value of a single
                                          company or industry.

                                                          AMSOUTH CAPITAL


   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND
   EXPENSES                                                   GROWTH FUND


                                              FEES AND EXPENSES


                                                     SHAREHOLDER TRANSACTION EXPENSES (FEES   CLASS A   CLASS B   TRUST
                                                     PAID BY YOU DIRECTLY)(1)                 SHARES    SHARES    SHARES
                                                     Maximum sales charge (load) on
                                                     purchases as a % of offering price        4.50%(2)   None     None
                                                     Maximum deferred sales charge (CDSC)       None     5.00%(3)  None

                                                     Redemption Fee(4)                         0.00%     0.00%    0.00%
                                                     ANNUAL FUND OPERATING EXPENSES (FEES     CLASS A   CLASS B   TRUST
                                                     PAID FROM FUND ASSETS)                   SHARES    SHARES    SHARES

                                                     Management Fee                            0.80%     0.80%    0.80%

                                                     Distribution (12b-1) Fee                  0.00%     0.75%     None

                                                     Other Expenses                            0.61%     0.61%    0.51%(5)

                                                     Total Annual Fund Operating Expenses(6)   1.41%     2.16%    1.31%

                                                     Fee Waiver and/or Expense Reimbursement   (.07%)    (.20%)   (.20%)

                                                     Net Expenses                              1.36%     1.96%    1.11%


                                  (1) AmSouth Bank or other financial
                                  institutions may change their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

                                  (2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase.


                                  (3) For B Shares acquired in the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC charged if such Class B shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year. For all other B Shares, the CDSC declines over a six year period as follows: 5%, 4%, 3%, 3%, 2%, 1% to 0% in the seventh and eighth year. Approximately eight years after purchase (seven years in the case of Shares acquired in the ISG combination), Class B shares automatically convert to Class A shares.


                                  (4) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.


                                  (5) The above amount includes a shareholder servicing fee that will become effective on March 13, 2000.



                                  (6) Other expenses for each Class are based on estimated amounts for the current fiscal year. The expenses noted above do not reflect any fee waivers or expense reimbursement arrangements that are in effect. AmSouth Bank has contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to: Class A, 1.36%; Class B, 1.96%; and Trust, 1.11% until October 1, 2001.

                                              EXPENSE EXAMPLE


                                                                                      1        3         5       10
                                                                                   YEAR    YEARS     YEARS    YEARS
                                                     CLASS A SHARES                $587     $876    $1,186   $2,065
                                                     CLASS B SHARES
                                                     Assuming Redemption           $719     $976    $1,359   $2,213
                                                     Assuming No Redemption        $219     $676    $1,159   $2,213
                                                     TRUST SHARES                  $133     $415    $  718   $1,579



   If you purchase and hold
   shares of the AmSouth Capital
   Growth Fund, you will pay
   certain fees and expenses,
   which are described in the
   tables. Shareholder
   transaction fees are paid from
   your account. Annual Fund
   operating expenses are paid
   out of Fund assets, and are
   reflected in the share price.


   Use the example at right to
   help you compare the cost of
   investing in the Fund with the
   cost of investing in other
   mutual funds. It illustrates
   the amount of fees and
   expenses you would pay,
   assuming the following:


     - $10,000 investment

     - 5% annual return


     - no changes in the Fund's
       operating expenses



     - redemption at the end of
       each time period


   Because actual returns and
   operating expenses will be
   different, this example is for
   comparison only.

                                                            AMSOUTH LARGE


   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES CAP FUND


    INVESTMENT OBJECTIVE                  The Fund seeks to provide investors with long-term capital appreciation and, as a secondary objective, current income.

    PRINCIPAL INVESTMENT STRATEGIES       The Fund invests primarily in equity securities of large
                                          U.S. companies with market capitalizations over $1 billion that the Adviser believes have the potential to provide
                                          capital appreciation and growth of income.
                                          In choosing stocks for the Fund, the Adviser's strategy is to select well managed U.S. companies that have demonstrated sustained patterns of profitability, strong balance sheets, and the potential to achieve predictable, above-average
                                          earnings growth. The Adviser also looks for companies that pay above-average dividends. The Adviser seeks to diversify the Fund's portfolio within the various industries typically comprising, what the Adviser believes to be, the Class A
                                          growth segments of the U.S. economy: Technology, Consumer
                                          Non-Durables, Health Care, Business Equipment and Services,
                                          Retail, and Capital Goods.
                                          The Fund invests for long-term growth rather than short-term profits.

    PRINCIPAL INVESTMENT RISKS            Stocks and other equity securities fluctuate in price, often based on factors unrelated to the issuers' value, and such fluctuations can be pronounced. The value of your investment in the Fund will fluctuate in response to movements in the stock market and the activities of individual portfolio
                                          companies. As a result, you could lose money by investing in the Fund, particularly if there is a sudden decline in the share prices of the Fund's holdings or an overall decline in the stock market.
                                          Over time, growth companies are expected to increase their earnings at an above-average rate. If these expectations are not met, the stock price can fall drastically--even if
                                          earnings show an absolute increase.
                                          The risks and returns of different industries can vary over the long-term and short-term. Because of this, the Fund's
                                          performance could suffer during times when the stocks of
                                          companies in the Class A growth industries in which it is
                                          invested are out of favor.

                                                            AMSOUTH LARGE


   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES CAP FUND


                                              FEES AND EXPENSES


                                                     SHAREHOLDER TRANSACTION EXPENSES (FEES   CLASS A   CLASS B   TRUST
                                                     PAID BY YOU DIRECTLY)(1)                 SHARES    SHARES    SHARES
                                                     Maximum sales charge (load) on
                                                     purchases as a % of offering price        4.50%(2)   None     None
                                                     Maximum deferred sales charge (CDSC)       None     5.00%(3)  None

                                                     Redemption Fee(4)                         0.00%     0.00%    0.00%
                                                     ANNUAL FUND OPERATING EXPENSES (FEES     CLASS A   CLASS B   TRUST
                                                     PAID FROM FUND ASSETS)                   SHARES    SHARES    SHARES

                                                     Management Fee                            0.80%     0.80%    0.80%

                                                     Distribution (12b-1) Fee                  0.00%     0.75%     None

                                                     Other Expenses                            0.57%     0.57%    0.47%(5)

                                                     Total Annual Fund Operating Expenses(6)   1.37%     2.12%    1.27%

                                                     Fee Waiver and/or Expense Reimbursement     n/a     (.10%)   (.10%)

                                                     Net Expenses                                n/a     2.02%    1.17%)


                                  (1) AmSouth Bank or other financial
                                  institutions may change their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

                                  (2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase.


                                  (3) For B Shares acquired in the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC charged if such Class B shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year. For all other B Shares, the CDSC declines over a six year period as follows: 5%, 4%, 3%, 3%, 2%, 1% to 0% in the seventh and eighth year. Approximately eight years after purchase (seven years in the case of Shares acquired in the ISG combination), Class B shares automatically convert to Class A shares.


                                  (4) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.


                                  (5) The above amount includes a shareholder servicing fee that will become effective on March 13, 2000.



                                  (6) Other expenses for each Class are based on estimated amounts for the current fiscal year. The expenses noted above do not reflect any fee waivers or expense reimbursement arrangements that are in effect. Total expenses after fee waivers and expense reimbursements for each class through April 30, 2000 will be as follows: Class A, 1.04%; and Trust Class, 1.07%. AmSouth Bank has contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to: Class A, 1.41%; Class B, 2.01%; and Trust, 1.16% until October 1, 2001.

                                              EXPENSE EXAMPLE


                                                                                      1         3        5       10
                                                                                   YEAR     YEARS    YEARS    YEARS
                                                     CLASS A SHARES                $583    $  864   $1,166   $2,022
                                                     CLASS B SHARES
                                                     Assuming Redemption           $715    $  964   $1,339   $2,171
                                                     Assuming No Redemption        $215    $  664   $1,139   $2,171
                                                     TRUST SHARES                  $129    $  403   $  697   $1,534



   If you purchase and hold
   shares of the AmSouth Large
   Cap Fund, you will pay certain
   fees and expenses, which are
   described in the tables.
   Shareholder transaction fees
   are paid from your account.
   Annual Fund operating expenses
   are paid out of Fund assets,
   and are reflected in the share
   price.



   Use the example at right to
   help you compare the cost of
   investing in the Fund with the
   cost of investing in other
   mutual funds. It illustrates
   the amount of fees and
   expenses you would pay,
   assuming the following:


     - $10,000 investment

     - 5% annual return


     - no changes in the Fund's
       operating expenses



     - redemption at the end of
       each time period


   Because actual returns and
   operating expenses will be
   different, this example is for
   comparison only.

   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND
   EXPENSES                                                      OVERVIEW

                          TAXABLE INCOME FUNDS

                                          AmSouth Taxable Income Funds seek current income and invest primarily in fixed income securities, such as U.S.
                                          Government securities, or corporate, bank and commercial
                                          obligations.
    WHO MAY WANT TO INVEST?               Consider investing in these Funds if you are:
                                          - looking to add a monthly income component to your
                                            portfolio
                                          - willing to accept the risks of price and dividend
                                            fluctuations
                                          These Funds may not be appropriate if you are:
                                          - investing emergency reserves
                                          - uncomfortable with an investment that will fluctuate in
                                            value

                                                     AMSOUTH LIMITED TERM
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES  U.S.
                                                          GOVERNMENT FUND

    INVESTMENT OBJECTIVE                  The Fund seeks to provide investors with high current income without assuming undue risk.

    PRINCIPAL INVESTMENT STRATEGIES       The Fund invests in securities issued or guaranteed as to
                                          payment of principal and interest by the U.S. Government,
                                          its agencies or instrumentalities, and enters into
                                          repurchase agreements in respect of such securities.
                                          In choosing U.S. Government securities for the Fund, the
                                          Adviser follows a controlled duration strategy which limits how much the Fund's portfolio duration will differ from its benchmark -- the Merrill Lynch 1-5 Year Government Bond
                                          Index. Typically, the Fund will have a portfolio duration
                                          between one and four years and a dollar weighted average
                                          portfolio life between one and five years, depending on
                                          market conditions. Duration is an indication of how
                                          sensitive a bond or mutual fund portfolio may be to changes in interest rates. For example, the market price of a bond with a duration of three years should decline 3% if interest rates rise 1%. Conversely, the market price of the same bond should increase 3% if interest rates fall 1%. The market
                                          price of a bond with a duration of six years should increase or decline twice as much as the market price of a bond with a three-year duration.

    PRINCIPAL INVESTMENT RISKS            Prices of U.S. Government securities tend to move inversely with changes in interest rates. The most immediate effect of a rise in rates is usually a drop in the prices of such
                                          securities, and therefore in the Fund's share price as well.
                                          Interest rate risk is usually greater for fixed-income
                                          securities with longer maturities or durations. A security backed by the U.S. Government is guaranteed only as to
                                          timely payment of interest and principal when held to
                                          maturity. Neither the market value of such securities nor
                                          the Fund's share price is guaranteed. As a result, the value of your investment in the Fund will fluctuate and you could lose money by investing in the Fund.

                                                     AMSOUTH LIMITED TERM
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES  U.S.
                                                          GOVERNMENT FUND

                                              FEES AND EXPENSES


                                                     SHAREHOLDER TRANSACTION EXPENSES         CLASS A   CLASS B   TRUST
                                                     (FEES PAID BY YOU DIRECTLY)(1)           SHARES    SHARES    SHARES
                                                     Maximum sales charge (load) on
                                                     purchases as a % of offering price        4.00%(2)   None     None
                                                     Maximum deferred sales charge (CDSC)       None     5.00%(3)  None
                                                     Redemption Fee(4)                         0.00%     0.00%    0.00%
                                                     ANNUAL FUND OPERATING EXPENSES           CLASS A   CLASS B   TRUST
                                                     (FEES PAID FROM FUND ASSETS)             SHARES    SHARES    SHARES

                                                     Management Fee                            0.65%     0.65%    0.65%

                                                     Distribution (12b-1) Fee                  0.00%     0.75%     None

                                                     Other Expenses                            0.76%     0.76%    0.66%(5)

                                                     Total Annual Fund Operating Expenses(6)   1.41%     2.16%    1.31%

                                                     Fee Waiver and/or Expense Reimbursement   (.05%)    (.20%)   (.20%)

                                                     Net Expenses                              1.36%     1.96%    1.11%


                                  (1) AmSouth Bank or other financial
                                  institutions may change their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

                                  (2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase.


                                  (3) For B Shares acquired in the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC charged if such Class B shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year. For all other B Shares, the CDSC declines over a six year period as follows: 5%, 4%, 3%, 3%, 2%, 1% to 0% in the seventh and eighth year. Approximately eight years after purchase (seven in the case of Shares acquired in the ISG combination), Class B shares automatically convert to Class A shares.


                                  (4) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.


                                  (5) The above amount includes a shareholder servicing fee that will become effective on March 13, 2000.



                                  (6) Other expenses for each Class are based on estimated amounts for the current fiscal year. The expenses noted above do not reflect any fee waivers or expense reimbursement arrangements that are in effect. AmSouth Bank has contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to: Class A, 1.36%; Class B, 1.96%: and Trust, 1.11% until October 1, 2001.

                                              EXPENSE EXAMPLE


                                                                                     1        3        5       10
                                                                                  YEAR    YEARS    YEARS    YEARS
                                                     CLASS A SHARES               $546   $  852   $1,181   $2,108
                                                     CLASS B SHARES
                                                     Assuming Redemption          $727   $1,000   $1,400   $2,297
                                                     Assuming No Redemption       $227   $  700   $1,200   $2,297
                                                     TRUST SHARES                 $142   $  440   $  761   $1,669



   If you purchase and hold
   shares of the AmSouth Limited
   Term U.S. Government Fund, you
   will pay certain fees and
   expenses, which are described
   in the tables. Shareholder
   transaction fees are paid from
   your account. Annual Fund
   operating expenses are paid
   out of Fund assets, and are
   reflected in the share price.

   Use the example at right to
   help you compare the cost of
   investing in the Fund with the
   cost of investing in other
   mutual funds. It illustrates
   the amount of fees and
   expenses you would pay,
   assuming the following:

     - $10,000 investment

     - 5% annual return


     - no changes in the Fund's
       operating expenses



     - redemption at the end of
       each time period



   Because actual returns and
   operating expenses will be
   different, this example is for
   comparison only.

   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND
   EXPENSES                                                      OVERVIEW

                          TAX-FREE INCOME FUNDS

                                          AmSouth Tax-Free Income Funds seek tax-exempt income and
                                          invest primarily in Municipal Obligations which are exempt from Federal and, in the case of the Tennessee Funds,
                                          Tennessee income taxes.
    WHO MAY WANT TO INVEST?               Consider investing in these Funds if you are:
                                          - looking to reduce Federal or Tennessee taxes on investment income
                                          - seeking monthly Federal or Tennessee tax-exempt dividends
                                          - willing to accept the risks of price and dividend
                                            fluctuations
                                          These Funds may not be appropriate if you are:
                                          - investing through a tax-exempt retirement plan
                                          - uncomfortable with an investment that will fluctuate in
                                            value

                                                        AMSOUTH TENNESSEE
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND
   EXPENSES                                               TAX-EXEMPT FUND

    INVESTMENT OBJECTIVE                  The Fund seeks to provide investors with current income
                                          exempt from Federal and Tennessee income taxes without
                                          assuming undue risk.

    PRINCIPAL INVESTMENT STRATEGIES       The Fund normally invests substantially all of its assets in municipal obligations of the State of Tennessee, its
                                          political subdivisions, authorities and corporations, that provide income exempt from Federal and Tennessee personal
                                          income taxes.
                                          The average dollar-weighted credit rating of the municipal obligations held by the Fund will be at least A-. To further limit credit risk, the Fund invests only in investment grade municipal obligations or the unrated equivalent as
                                          determined by the Adviser. The Adviser evaluates municipal obligations based on credit quality, financial outlook and yield potential. Although the Fund concentrates its assets in Tennessee municipal obligations, the Adviser strives to diversify the portfolio across sectors and issuers within
                                          Tennessee. The Fund may purchase securities of any maturity.
                                          Generally, the average maturity of the Fund's investments is primarily between six and ten years.

    PRINCIPAL INVESTMENT RISKS            The Fund's investments in municipal obligations will be
                                          subject primarily to interest rate and credit risk.
                                          Prices of municipal obligations tend to move inversely with changes in interest rates. The most immediate effect of a
                                          rise in rates is usually a drop in the prices of such
                                          securities, and therefore in the Fund's share price as well.
                                          Interest rate risk is usually greater for fixed-income
                                          securities with longer maturities or durations. If interest rates fall, it is possible that issuers of callable bonds
                                          with high interest coupons will "call" (or prepay) their
                                          bonds before their maturity date. If a call were exercised by the issuer during a period of declining interest rates, the Fund is likely to replace such called security with a
                                          lower yielding security. If that were to happen, it could
                                          decrease the Fund's dividends. As a result, the value of
                                          your investment in the Fund will fluctuate and you could
                                          lose money by investing in the Fund.
                                          The Fund's investments also are subject to credit risk,
                                          which is the risk that the issuer of the security will fail to make timely payments of interest or principal, or to
                                          otherwise honor its obligations. Credit risk includes the
                                          possibility that any of the Fund's investments will have its credit rating downgraded or will default.
                                          Because of the Fund's concentration in Tennessee municipal obligations, the Fund will be vulnerable to any development in Tennessee's economy that weakens or jeopardizes the
                                          ability of Tennessee municipal obligation issuers to pay
                                          interest and principal. As a result, the value of the Fund's shares may fluctuate more widely than those of a fund
                                          investing in municipal obligations from a number of
                                          different states.
                                          Although the Fund's objective is to generate income exempt from Federal and Tennessee income taxes, interest from some of the Fund's holdings may be subject to the Federal
                                          alternative minimum tax.
                                          The Fund is non-diversified and may invest a greater
                                          percentage of its assets in a particular issuer compared
                                          with other funds. Accordingly, the Fund's portfolio may be more sensitive to changes in the market value of a single
                                          issuer or industry.

                                                        AMSOUTH TENNESSEE
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND
   EXPENSES                                               TAX-EXEMPT FUND

                                              FEES AND EXPENSES


                                                     SHAREHOLDER TRANSACTION EXPENSES (FEES   CLASS A   CLASS B   TRUST
                                                     PAID BY YOU DIRECTLY)(1)                 SHARES    SHARES    SHARES
                                                     Maximum sales charge (load) on
                                                     purchases as a % of offering price        4.00%(2)   None     None
                                                     Maximum deferred sales charge (CDSC)       None     5.00%(3)  None

                                                     Redemption Fee(4)                         0.00%     0.00%    0.00%
                                                     ANNUAL FUND OPERATING EXPENSES (FEES     CLASS A   CLASS B   TRUST
                                                     PAID FROM FUND ASSETS)                   SHARES    SHARES    SHARES

                                                     Management Fee                            0.65%     0.65%    0.65%

                                                     Distribution (12b-1) Fee                  0.00%     0.75%     None

                                                     Other Expenses                            0.67%     0.67%    0.57%(5)

                                                     Total Annual Fund Operating Expenses(6)   1.32%     2.07%    1.22%

                                                     Fee Waiver and/or Expense Reimbursement   (.05%)    (.20%)   (.20%)

                                                     Net Expenses                              1.27%     1.87%    1.02%


                                  (1) AmSouth Bank or other financial
                                  institutions may change their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

                                  (2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase.


                                  (3) For B Shares acquired in the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC charged if such Class B shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year. For all other B Shares, the CDSC declines over a six year period as follows: 5%, 4%, 3%, 3%, 2%, 1% to 0%. Approximately eight years after purchase (seven years in the case of Shares acquired in the ISG combination), Class B shares automatically convert to Class A shares.


                                  (4) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.


                                  (5) The above amount includes a shareholder servicing fee that will become effective on March 13, 2000.



                                  (6) Other expenses for each Class are based on estimated amounts for the current fiscal year. The expenses noted above do not reflect any fee waivers or expense reimbursement arrangements that are in effect. AmSouth Bank has contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to: Class A, 1.27%; Class B, 1.87% and Trust, 1.02% until October 1, 2001.

                                              EXPENSE EXAMPLE


                                                                                      1        3         5       10
                                                                                   YEAR    YEARS     YEARS    YEARS
                                                     CLASS A SHARES                $529     $802    $1,095   $1,927
                                                     CLASS B SHARES
                                                     Assuming Redemption           $710     $949    $1,314   $2,118
                                                     Assuming No Redemption        $210     $649    $1,114   $2,118
                                                     TRUST SHARES                  $124     $387    $  670   $1,477



   If you purchase and hold
   shares of the AmSouth
   Tennessee Tax- Exempt Fund,
   you will pay certain fees and
   expenses, which are described
   in the tables. Shareholder
   transaction fees are paid from
   your account. Annual Fund
   operating expenses are paid
   out of Fund assets, and are
   reflected in the share price.


   Use the example at right to
   help you compare the cost of
   investing in the Fund with the
   cost of investing in other
   mutual funds. It illustrates
   the amount of fees and
   expenses you would pay,
   assuming the following:


     - $10,000 investment

     - 5% annual return


     - no changes in the Fund's
       operating expenses



     - redemption at the end of
       each time period


   Because actual returns and
   operating expenses will be
   different, this example is for
   comparison only.

                                           AMSOUTH LIMITED TERM TENNESSEE
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND
   EXPENSES                                               TAX-EXEMPT FUND

    INVESTMENT OBJECTIVE                  The Fund seeks to provide investors with current income
                                          exempt from Federal and Tennessee income taxes without
                                          assuming undue risk.

    PRINCIPAL INVESTMENT STRATEGIES       The Fund normally invests substantially all of its assets in municipal obligations of the State of Tennessee, its
                                          political subdivisions, authorities and corporations, that provide income exempt from Federal and Tennessee personal
                                          income taxes.
                                          In choosing municipal obligations for the Fund, the Adviser attempts to reduce interest rate risk by maintaining a
                                          portfolio duration of under five years and an effective
                                          average portfolio maturity between three and five years,
                                          depending on market conditions. Duration is an indication of how sensitive a bond or mutual fund portfolio may be to
                                          changes in interest rates. For example, the market price of a bond with a duration of three years should decline 3% if interest rates rise 1%. Conversely, the market price of the same bond should increase 3% if interest rates fall 1%. The market price of a bond with a duration of six years should increase or decline twice as much as the market price of a bond with a three-year duration.
                                          The average dollar-weighted credit rating of the municipal obligations held by the Fund will be at least A-. To further limit credit risk, the Fund invests only in investment grade municipal obligations or the unrated equivalent as
                                          determined by the Adviser. The Adviser evaluates municipal obligations based on credit quality, financial outlook and yield potential. Although the Fund concentrates its assets in Tennessee municipal obligations, the Adviser strives to diversify the portfolio across sectors and issuers within
                                          Tennessee.

    PRINCIPAL INVESTMENT RISKS            The Fund's investments in municipal obligations will be
                                          subject primarily to interest rate and credit risk.
                                          Prices of municipal obligations tend to move inversely with changes in interest rates. The most immediate effect of a
                                          rise in rates is usually a drop in the prices of such
                                          securities, and therefore in the Fund's share price as well.
                                          Interest rate risk is usually greater for fixed-income
                                          securities with longer maturities or durations. If interest rates fall, it is possible that issuers of callable bonds
                                          with high interest coupons will "call" (or prepay) their
                                          bonds before their maturity date. If a call were exercised by the issuer during a period of declining interest rates, the Fund is likely to replace such called security with a
                                          lower yielding security. If that were to happen, it could
                                          decrease the Fund's dividends. As a result, the value of
                                          your investment in the Fund will fluctuate and you could
                                          lose money by investing in the Fund.
                                          The Fund's investments also are subject to credit risk,
                                          which is the risk that the issuer of the security will fail to make timely payments of interest or principal, or to
                                          otherwise honor its obligations. Credit risk includes the
                                          possibility that any of the Fund's investments will have its credit rating downgraded or will default.
                                          Because of the Fund's concentration in Tennessee municipal obligations, the Fund will be vulnerable to any development in Tennessee's economy that weakens or jeopardizes the
                                          ability of Tennessee municipal obligation issuers to pay
                                          interest and principal. As a result, the value of the Fund's shares may fluctuate more widely than those of a fund
                                          investing in municipal obligations from a number of
                                          different states.
                                          Although the Fund's objective is to generate income exempt from Federal and Tennessee income taxes, interest from some of the Fund's holdings may be subject to the Federal
                                          alternative minimum tax.
                                          The Fund is non-diversified and may invest a greater
                                          percentage of its assets in a particular issuer compared
                                          with other funds. Accordingly, the Fund's portfolio may be more sensitive to changes in the market value of a single
                                          issuer or industry.

                                           AMSOUTH LIMITED TERM TENNESSEE
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND
   EXPENSES                                               TAX-EXEMPT FUND

                                              FEES AND EXPENSES


                                                     SHAREHOLDER TRANSACTION EXPENSES         CLASS A   CLASS B   TRUST
                                                     (FEES PAID BY YOU DIRECTLY)(1)           SHARES    SHARES    SHARES
                                                     Maximum sales charge (load) on
                                                     purchases as a % of offering price        4.00%(2)   None     None
                                                     Maximum deferred sales charge (CDSC)       None     5.00%(3)  None
                                                     Redemption Fee(4)                         0.00%     0.00%    0.00%
                                                     ANNUAL FUND OPERATING EXPENSES           CLASS A   CLASS B   TRUST
                                                     (FEES PAID FROM FUND ASSETS)             SHARES    SHARES    SHARES

                                                     Management Fee                            0.65%     0.65%    0.65%

                                                     Distribution (12b-1) Fee                  0.00%     0.75%     None

                                                     Other Expenses                            1.00%     1.00%    0.90%(5)

                                                     Total Annual Fund Operating Expenses(6)   1.65%     2.40%    1.55%

                                                     Fee Waiver and/or Expense Reimbursement  (.05%)    (.20%)    (.20%)

                                                     Net Expenses                              1.60%     2.20%    1.35%


                                  (1) AmSouth Bank or other financial
                                  institutions may change their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

                                  (2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase.


                                  (3) For B Shares acquired in the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC charged if Class B shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year. For all other B Shares, the CDSC declines over a six year period as follows: 5%, 4%, 3%, 3%, 2%, 1%, to
                                  0% in the seventh and eighth year.
                                  Approximately eight years after purchase
                                  (seven years for Shares acquired in the ISG combination), Class B shares automatically convert to Class A shares.


                                  (4) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.


                                  (5) The above amount includes a shareholder servicing fee that will become effective on March 13, 2000.



                                  (6) Other expenses for each Class are based on estimated amounts for the current fiscal year. The expenses noted above do not reflect any fee waivers or expense reimbursement arrangements that are in effect. AmSouth Bank has contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to: Class A, 1.60%; Class B, 2.20%; and Trust 1.35% until October 1, 2001.



                                              EXPENSE EXAMPLE



                                                                                                3        5       10
                                                                                  1 YEAR    YEARS    YEARS    YEARS
                                                     CLASS A SHARES                $561    $  900   $1,261   $2,276
                                                     CLASS B SHARES
                                                     Assuming Redemption           $743    $1,048   $1,480   $2,463
                                                     Assuming No Redemption        $243    $  748   $1,280   $2,463
                                                     TRUST SHARES                  $158    $  490   $  845   $1,845



   If you purchase and hold
   shares of the AmSouth Limited
   Term Tennessee Tax-Exempt
   Fund, you will pay certain
   fees and expenses, which are
   described in the tables.
   Shareholder transaction fees
   are paid from your account.
   Annual Fund operating expenses
   are paid out of Fund assets,
   and are reflected in the share
   price.


   Use the example at right to help
   you compare the cost of investing
   in the Fund with the cost of
   investing in other mutual funds.
   It illustrates the amount of fees
   and expenses you would pay,
   assuming the following:

     - $10,000 investment
     - 5% annual return
     - no changes in the Fund's
       operating expenses
     - redemption at the end of each
       time period

   Because actual returns and
   operating expenses will be
   different, this example is for
   comparison only.

   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND
   EXPENSES                                                      OVERVIEW

                          MONEY MARKET FUNDS

                                          These Funds seek current income and liquidity and invest
                                          primarily in short-term securities and will seek to maintain a stable price of $1.00 per share. An investment in these
                                          Funds is not insured or guaranteed by the FDIC or any other government agency.
    WHO MAY WANT TO INVEST?               Consider investing in these Funds if you are:
                                          - seeking preservation of capital
                                          - investing short-term reserves
                                          - willing to accept lower potential returns in exchange for a higher degree of safety
                                          These Funds may not be appropriate if you are:
                                          - seeking high total returns
                                          - pursuing a long-term goal or investing for retirement

                                                 AMSOUTH TREASURY RESERVE

   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND
   EXPENSES                                             MONEY MARKET FUND

    INVESTMENT OBJECTIVE                  The Fund seeks to provide investors with as high a level of current income as is consistent with the preservation of
                                          capital and the maintenance of liquidity.

    PRINCIPAL INVESTMENT STRATEGIES       The Fund invests primarily in U.S. Treasury securities and repurchase agreements in respect thereof. The Fund may
                                          invest up to 35% of its assets in other securities
                                          guaranteed as to payment of principal and interest by the
                                          U.S. Government and repurchase agreements in respect
                                          thereof.
                                          The income from the Fund's investment in direct obligations of the United States is exempt from state and local, but not
                                          Federal, income taxes. Dividends and distributions
                                          attributable to income from repurchase agreements may be
                                          subject to Federal, state and local taxes.
                                          The Fund invests based on considerations of safety of
                                          principal and liquidity, which means that the Fund may not necessarily invest in securities paying the highest
                                          available yield at a particular time. The Fund will attempt to increase its yield by trading to take advantage of
                                          short-term market variations. The Adviser generally
                                          evaluates investments based on interest rate sensitivity.

    PRINCIPAL INVESTMENT RISKS            Although the Fund seeks to preserve the value of your
                                          investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund is subject to the risk
                                          that changes in interest rates will affect the yield or
                                          value of the Fund's investments.
                                          A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to timely payment of interest and principal when held to maturity.
                                          Neither the market value of such securities nor the Fund's share price is guaranteed.

                                                 AMSOUTH TREASURY RESERVE

   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND
   EXPENSES                                             MONEY MARKET FUND

                                              FEES AND EXPENSES


                                                     SHAREHOLDER TRANSACTION EXPENSES    CLASS A   TRUST
                                                     (FEES PAID BY YOU DIRECTLY)(1)      SHARES    SHARES
                                                     Maximum sales charge (load) on
                                                     purchases as a % of offering price    None     None
                                                     Maximum deferred sales charge
                                                     (CDSC)                                None     None
                                                     Redemption Fee(2)                    0.00%    0.00%

                                                     ANNUAL FUND OPERATING EXPENSES      CLASS A   TRUST
                                                     (FEES PAID FROM FUND ASSETS)        SHARES    SHARES

                                                     Management Fee                       0.40%    0.40%

                                                     Distribution (12b-1) Fee             0.00%     None

                                                     Other Expenses                       0.57%    0.47%(3)

                                                     Total Annual Fund Operating
                                                     Expenses(4)                          0.97%    0.87%

                                                     Fee Waiver and/or Expense
                                                     Reimbursement                        (.23%)   (.23%)

                                                     Net Expenses                          .72%     .62%


                                  (1) AmSouth Bank or other financial
                                  institutions may change their customer account fees for automatic investment and other case management services provided in connection with investment in the Funds.

                                  (2) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.


                                  (3) The above amount includes a shareholder servicing fee that will become effective on March 13, 2000.



                                  (4) Other expenses for each class are based on estimated amounts for the current fiscal year. The expenses noted above do not reflect any fee waivers or expense reimbursement arrangements that are or were in effect. Total expenses after fee waivers and expense reimbursements through April 30, 2000 are as follows: Class A, .60%; and Trust Class, .60% AmSouth Bank has contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to: Class A, .72%; and Trust Class, .62% until October 1, 2001.


                                              EXPENSE EXAMPLE


                                                                                    1       3      5       10
                                                                                  YEAR   YEARS  YEARS   YEARS
                                                     CLASS A SHARES               $99    $309   $536   $1,190
                                                     TRUST SHARES                 $89    $278   $482   $1,073



   If you purchase and hold
   shares of the AmSouth Treasury
   Reserve Money Market Fund, you
   will pay certain fees and
   expenses, which are described
   in the tables. Shareholder
   transaction fees are paid from
   your account. Annual Fund
   operating expenses are paid
   out of Fund assets, and are
   reflected in the share price.


   Use the example at right to help
   you compare the cost of investing
   in the Fund with the cost of
   investing in other mutual funds.
   It illustrates the amount of fees
   and expenses you would pay,
   assuming the following:

     - $10,000 investment
     - 5% annual return
     - no changes in the Fund's
       operating expenses

     - redemption at the end of each
       time period


   Because actual returns and
   operating expenses will be
   different, this example is for
   comparison only.

   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND
   EXPENSES                                                      OVERVIEW

                          STRATEGIC PORTFOLIOS


                                          These Funds are "funds of funds" which will invest
                                          substantially all of their assets in Trust Shares of other
                                          Funds of the AmSouth Funds (Underlying Funds) as described herein.
    WHO MAY WANT TO INVEST?               Consider investing in these Funds if you are:
                                          - seeking to spread your investment among many different
                                          mutual funds that match your goals in one simple package
                                          - seeking investment professionals to select and maintain a portfolio of mutual funds for you
                                          - seeking the benefits of asset allocation and multiple
                                          levels of risk reducing diversification
                                          These Funds may not be appropriate if you are:
                                          - pursuing a short-term goal or investing emergency reserves
                                          - uncomfortable with an investment that will fluctuate in
                                            value

                                            AMSOUTH STRATEGIC PORTFOLIOS:

   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND
   EXPENSES                                   AGGRESSIVE GROWTH PORTFOLIO

    INVESTMENT OBJECTIVE                  The Fund seeks to provide investors with capital growth.
    PRINCIPAL INVESTMENT STRATEGIES       The Fund allocates its assets among the Underlying Funds
                                          within predetermined strategy ranges, as set forth below.
                                          The Adviser will make allocation decisions according to its outlook for the economy, financial markets and relative
                                          market valuation of the Underlying Funds.
                                          The Fund will invest 0% to 100% of its total assets in five
                                          Underlying Funds which invest primarily in equity securities and up to 30% of its total assets in one Underlying Fund
                                          which invests in money market instruments. The Fund will
                                          invest its assets in the following Underlying Funds within the strategy ranges (expressed as a percentage of the Fund's total assets) indicated below:


                                       UNDERLYING FUND                                               STRATEGY RANGE

                                       AmSouth Large Cap Fund                                            0%-70%
                                       AmSouth Capital Growth Fund                                       0%-45%
                                       AmSouth Small Cap Fund                                            0%-30%
                                       AmSouth International Equity Fund                                 0%-20%
                                       AmSouth Mid Cap Fund                                              0%-30%
                                       AmSouth Prime Money Market Fund                                   0%-30%


                          The Underlying Funds are described elsewhere in this Prospectus.

    PRINCIPAL INVESTMENT RISKS            The Fund's investments are concentrated in the Underlying
                                          Funds, so the Fund's investment performance is directly
                                          related to the performance of those Underlying Funds. Before investing in the Fund, investors should assess the risks
                                          associated with the Underlying Funds in which the Fund
                                          invests and the types of investments made by such Underlying
                                          Funds. In addition, since the Fund must allocate its
                                          investments among the Underlying Funds, the Fund does not
                                          have the same flexibility to invest as a mutual fund without such constraints. As a result, you could lose money by
                                          investing in the Fund, particularly if there is a sudden
                                          decline in the share prices of the Underlying Fund's
                                          holdings.
                                          The Fund invests in Underlying Funds that invest primarily in equity securities. Stocks and other equity securities
                                          fluctuate in price, often based on factors unrelated to the issuers' value, and such fluctuations can be pronounced.

                                            AMSOUTH STRATEGIC PORTFOLIOS:

   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND
   EXPENSES                                   AGGRESSIVE GROWTH PORTFOLIO


   If you purchase and hold
   shares of the AmSouth
   Strategic Portfolios:
   Aggressive Growth Portfolio,
   you will pay certain fees and
   expenses, which are described
   in the tables. Shareholder
   transaction fees are paid from
   your account. Annual Fund
   operating expenses are paid
   out of Fund assets, and are
   reflected in the share price.


                                              FEES AND EXPENSES


                                                     SHAREHOLDER TRANSACTION EXPENSES    CLASS A   CLASS B   TRUST
                                                     (FEES PAID BY YOU DIRECTLY)(1)      SHARES    SHARES    SHARES
                                                     Maximum sales charge (load) on
                                                     purchases as a % of offering price   4.50%(2)   None     None
                                                     Maximum deferred sales charge
                                                     (CDSC)                                None     5.00%(3)  None

                                                     Redemption Fee(4)                    0.00%     0.00%    0.00%
                                                     ANNUAL FUND OPERATING EXPENSES      CLASS A   CLASS B   TRUST
                                                     (FEES PAID FROM FUND ASSETS)        SHARES    SHARES    SHARES

                                                     Management Fee                       0.20%     0.20%    0.20%

                                                     Distribution (12b-1) Fee             0.00%     0.75%     None

                                                     Other Expenses                       0.79%     0.79%    0.64%(5)

                                                     Total Annual Fund Operating
                                                     Expenses(6)                          0.99%     1.74%    0.84%

                                                     Fee Waiver and/or Expense
                                                     Reimbursement                        (.15%)    (.15%)   (.05%)

                                                     Net Expenses(7)                       .84%     1.59%     .79%


                                  (1) AmSouth Bank or other financial
                                  institutions may change their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

                                  (2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase.


                                  (3) For B Shares acquired in the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC charged if such Class B shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year. For all other B Shares, the CDSC declines over a six year period as follows: 5%, 4%, 3%, 3%, 2%, 1%, to 0% in the seventh and eighth year. Approximately eight years after purchase (seven years in the case of Shares acquired in the ISG combination), Class B shares automatically convert to Class A shares.


                                  (4) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.


                                  (5) The above amount includes a shareholder servicing fee that will become effective on March 13, 2000.



                                  (6) Other expenses for each class are based on estimated amounts for the current fiscal year. The expenses noted above do not reflect any fee waivers or expense reimbursement arrangements that are or were in effect. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.



                                  (7) The above amounts reflect a reduction in shareholder servicing fees required by National Association of Securities Dealers
                                  (NASD) rules. As reduced, the shareholder servicing fees are .10% for each class. Absent such reduction, the shareholder servicing fees would be: Class A, .25%; Class B, .25%; Trust Class, .15%.


   In addition to the expenses shown
   above, if you buy and hold shares
   of the AmSouth Strategic
   Portfolios: Aggressive Growth
   Portfolio you will indirectly bear
   your pro rata share of fees and
   expenses incurred by the
   Underlying Funds in which the Fund
   invests, so that the investment
   returns of the Fund will be net of
   the expenses of the Underlying
   Funds. After combining the total
   operating expenses of the Fund
   with those of the Underlying
   Funds, the estimated average
   weighted expense ratio is as
   follows:


                                      AMSOUTH STRATEGIC PORTFOLIOS: AGGRESSIVE
                                      GROWTH PORTFOLIO



                                                     CLASS A SHARES                                                2.36%

                                                     CLASS B SHARES                                                3.11%

                                                     TRUST SHARES                                                  2.36%



                                  Actual expenses will differ depending on the actual allocation of investments in the Underlying Funds in effect from time to time.

                                            AMSOUTH STRATEGIC PORTFOLIOS:

   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND
   EXPENSES                                   AGGRESSIVE GROWTH PORTFOLIO

                                              EXPENSE EXAMPLE


                                                                                                          1         3
                                                                                                       YEAR     YEARS
                                                     CLASS A SHARES                                    $678    $1,153
                                                     CLASS B SHARES
                                                     Assuming Redemption                               $814    $1,260
                                                     Assuming No Redemption                            $314    $  960
                                                     TRUST SHARES                                      $234    $  721



   Use the example at right to
   help you compare the cost of
   investing in the Fund with the
   cost of investing in other
   mutual funds. It illustrates
   the amount of fees and
   expenses you would pay,
   assuming the following:


     - $10,000 investment

     - 5% annual return


     - no changes in the Fund's
       operating expenses



     - redemption at the end of
       each time period


   Because actual returns and
   operating expenses will be
   different, this example is for
   comparison only.

                                            AMSOUTH STRATEGIC PORTFOLIOS:


   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND
   EXPENSES                                              GROWTH PORTFOLIO


    INVESTMENT OBJECTIVE                  The Fund seeks to provide investors with long-term capital growth.
    PRINCIPAL INVESTMENT STRATEGIES       The Fund allocates its assets among the Underlying Funds
                                          within predetermined strategy ranges, as set forth below.
                                          The Adviser will make allocation decisions according to its outlook for the economy, financial markets and relative
                                          market valuation of the Underlying Funds.
                                          The Fund will invest 0% to 100% of its total assets in six
                                          Underlying Funds which invest primarily in equity
                                          securities, up to 20% of its total assets in one Underlying
                                          Fund which invests primarily in fixed income securities and up to 20% of its total assets in one Underlying Fund which invests in money market instruments. The Fund will invest
                                          its assets in the following Underlying Funds within the
                                          strategy ranges (expressed as a percentage of the Fund's
                                          total assets) indicated below:


                                       UNDERLYING FUND                                               STRATEGY RANGE
                                       AmSouth Large Cap Fund                                            0%-65%
                                       AmSouth Capital Growth Fund                                       0%-25%
                                       AmSouth Equity Income Fund                                        0%-25%
                                       AmSouth Small Cap Fund                                            0%-25%
                                       AmSouth International Equity Fund                                 0%-15%
                                       AmSouth Prime Money Market Fund                                   0%-20%
                                       AmSouth Mid Cap Fund                                              0%-25%
                                       AmSouth Government Income Fund                                    0%-25%


                          The Underlying Funds are described elsewhere in this Prospectus.

    PRINCIPAL INVESTMENT RISKS            The Fund's investments are concentrated in the Underlying
                                          Funds, so the Fund's investment performance is directly
                                          related to the performance of those Underlying Funds. Before investing in the Fund, investors should assess the risks
                                          associated with the Underlying Funds in which the Fund
                                          invests and the types of investments made by such Underlying
                                          Funds. In addition, since the Fund must allocate its
                                          investments among the Underlying Funds, the Fund does not
                                          have the same flexibility to invest as a mutual fund without such constraints. As a result, you could lose money by
                                          investing in the Fund, particularly if there is a sudden
                                          decline in the share prices of the Underlying Fund's
                                          holdings.
                                          The Fund invests in Underlying Funds that invest primarily in equity securities. Stocks and other equity securities
                                          fluctuate in price, often based on factors unrelated to the issuers' value, and such fluctuations can be pronounced.

                                            AMSOUTH STRATEGIC PORTFOLIOS:


   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND
   EXPENSES                                              GROWTH PORTFOLIO


                                              FEES AND EXPENSES


                                                     SHAREHOLDER TRANSACTION EXPENSES         CLASS A   CLASS B   TRUST
                                                     (FEES PAID BY YOU DIRECTLY)(1)           SHARES    SHARES    SHARES
                                                     Maximum sales charge (load) on
                                                     purchases as a % of offering price       4.50%(2)    None     None
                                                     Maximum deferred sales charge (CDSC)       None    5.00%(3)   None

                                                     Redemption Fee(4)                         0.00%     0.00%    0.00%
                                                     ANNUAL FUND OPERATING EXPENSES           CLASS A   CLASS B   TRUST
                                                     (FEES PAID FROM FUND ASSETS)             SHARES    SHARES    SHARES

                                                     Management Fee                            0.20%     0.20%    0.20%

                                                     Distribution (12b-1) Fee                  0.00%     0.75%     None

                                                     Other Expenses                            0.79%     0.79%    0.64%(5)

                                                     Total Annual Fund Operating Expenses(6)   0.99%     1.74%    0.84%

                                                     Fee Waiver and/or Expense Reimbursement   (.15%)    (.15%)   (.05%)

                                                     Net Expenses(7)                            .84%     1.59%     .79%


                                  (1) AmSouth Bank or other financial
                                  institutions may change their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

                                  (2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase.


                                  (3) For B Shares acquired in the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC charged if such Class B shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year. For all other B Shares, the CDSC declines over a six year period as follows: 5%, 4%, 3%, 3%, 2%, 1% to 0% in the seventh and eighth year. Approximately eight years after purchase (seven years in the case of Shares acquired in the ISG combination), Class B shares automatically convert to Class A shares.


                                  (4) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.


                                  (5) The above amount includes a shareholder servicing fee that will become effective on March 13, 2000.



                                  (6) Other expenses for each class are based on estimated amounts for the current fiscal year. The expenses noted above do not reflect any fee waivers or expense reimbursement arrangements that are or were in effect. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.



                                  (7) The above amounts reflect a reduction in shareholder servicing fees required by NASD rules. As reduced, the shareholder servicing fees are .10% for each class. Absent such reduction, the shareholder servicing fees would be: Class A, .25%; Class B, .25%; Trust Class, .15%.



                                       AMSOUTH STRATEGIC PORTFOLIOS: GROWTH
                                       PORTFOLIO



                                                     CLASS A SHARES                                                2.23%

                                                     CLASS B SHARES                                                2.94%

                                                     TRUST SHARES                                                  2.23%



                                  Actual expenses will differ depending on the actual allocation of investments in the Underlying Funds in effect from time to time.



   If you purchase and hold
   shares of the AmSouth
   Strategic Portfolios: Growth
   Portfolio, you will pay
   certain fees and expenses,
   which are described in the
   tables. Shareholder
   transaction fees are paid from
   your account. Annual Fund
   operating expenses are paid
   out of Fund assets, and are
   reflected in the share price.


   In addition to the expenses shown
   above, if you buy and hold shares
   of the AmSouth Strategic
   Portfolios: Growth Portfolio you
   will indirectly bear your pro rata
   share of fees and expenses
   incurred by the Underlying Funds
   in which the Fund invests, so that
   the investment returns of the Fund
   will be net of the expenses of the
   Underlying Funds. After combining
   the total operating expenses of
   the Fund with those of the
   Underlying Funds, the estimated
   average weighted expense ratio is
   as follows:

                                            AMSOUTH STRATEGIC PORTFOLIOS:


   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND
   EXPENSES                                              GROWTH PORTFOLIO


                                              EXPENSE EXAMPLE


                                                                                                          1         3
                                                                                                       YEAR     YEARS
                                                     CLASS A SHARES                                    $666    $1,116
                                                     CLASS B SHARES
                                                     Assuming Redemption                               $797    $1,210
                                                     Assuming No Redemption                            $297    $  910
                                                     TRUST SHARES                                      $221    $  670



   Use the example at right to
   help you compare the cost of
   investing in the Fund with the
   cost of investing in other
   mutual funds. It illustrates
   the amount of fees and
   expenses you would pay,
   assuming the following:


     - $10,000 investment

     - 5% annual return


     - no changes in the Fund's
       operating expenses



     - redemption at the end of
       each time period


   Because actual returns and
   operating expenses will be
   different, this example is for
   comparison only.

                                            AMSOUTH STRATEGIC PORTFOLIOS:


   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND
   EXPENSES                                   GROWTH AND INCOME PORTFOLIO


    INVESTMENT OBJECTIVE                  The Fund seeks to provide investors with long-term capital growth and a moderate level of current income.

    PRINCIPAL INVESTMENT STRATEGIES       The Fund allocates its assets among the Underlying Funds
                                          within predetermined strategy ranges, as set forth below.
                                          The Adviser will make allocation decisions according to its outlook for the economy, financial markets and relative
                                          market valuation of the Underlying Funds.
                                          The Fund will invest 0% to 100% of its total assets in six
                                          Underlying Funds which invest primarily in equity
                                          securities, 0% to 80% of its total assets in two Underlying
                                          Funds which invest primarily in fixed income securities and up to 20% of its total assets in one Underlying Fund which invests in money market instruments. The Fund will invest
                                          its assets in the following Underlying Funds within the
                                          strategy ranges (expressed as a percentage of the Fund's
                                          total assets) indicated below:


                                       UNDERLYING FUND                                               STRATEGY RANGE

                                       AmSouth International Equity Fund                                 0%-15%
                                       AmSouth Small Cap Fund                                            0%-20%
                                       AmSouth Mid Cap Fund                                              0%-20%
                                       AmSouth Government Income Fund                                    0%-60%
                                       AmSouth Large Cap Fund                                            0%-60%
                                       AmSouth Capital Growth Fund                                       0%-25%
                                       AmSouth Equity Income Fund                                        0%-25%
                                       AmSouth Limited Term Bond Fund                                    0%-20%
                                       AmSouth Prime Money Market Fund                                   0%-20%


                          The Underlying Funds are described elsewhere in this Prospectus.

    PRINCIPAL INVESTMENT RISKS            The Fund's investments are concentrated in the Underlying
                                          Funds, so the Fund's investment performance is directly
                                          related to the performance of those Underlying Funds. Before investing in the Fund, investors should assess the risks
                                          associated with the Underlying Funds in which the Fund
                                          invests and the types of investments made by such Underlying
                                          Funds. In addition, since the Fund must allocate its
                                          investments among the Underlying Funds, the Fund does not
                                          have the same flexibility to invest as a mutual fund without such constraints. As a result, you could lose money by
                                          investing in the Fund, particularly if there is a sudden
                                          decline in the share prices of the Underlying Fund's
                                          holdings.
                                          The Fund invests in Underlying Funds that invest primarily in equity securities. Stocks and other equity securities
                                          fluctuate in price, often based on factors unrelated to the issuers' value, and such fluctuations can be pronounced.
                                          The Fund also invests in Underlying Funds that invest
                                          primarily in fixed income securities, which are subject to interest rate and credit risk. Interest rate risk is the
                                          potential for a decline in bond prices due to rising
                                          interest rates. Credit risk is the possibility that the
                                          issuer of a fixed-income security will fail to make timely payments of interest or principal, or that the security will have its credit rating downgraded.

                                            AMSOUTH STRATEGIC PORTFOLIOS:


   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND
   EXPENSES                                   GROWTH AND INCOME PORTFOLIO


                                              FEES AND EXPENSES


                                                     SHAREHOLDER TRANSACTION EXPENSES    CLASS A   CLASS B       TRUST
                                                     (FEES PAID BY YOU DIRECTLY)(1)      SHARES    SHARES       SHARES
                                                     Maximum sales charge (load) on
                                                     purchases as a % of offering price  4.50%(2)    None         None
                                                     Maximum deferred sales charge
                                                     (CDSC)                                None    5.00%(3)       None

                                                     Redemption Fee(4)                    0.00%     0.00%        0.00%
                                                     ANNUAL FUND OPERATING EXPENSES      CLASS A   CLASS B       TRUST
                                                     (FEES PAID FROM FUND ASSETS)        SHARES    SHARES       SHARES

                                                     Management Fee                       0.20%     0.20%        0.20%

                                                     Distribution (12b-1) Fee             0.00%     0.75%         None

                                                     Other Expenses                       0.79%     0.79%     0.64%(5)

                                                     Total Annual Fund Operating
                                                     Expenses(6)                          0.99%     1.74%        0.84%

                                                     Fee Waiver and/or Expense
                                                     Reimbursement                        (.15%)    (.15%)       (.05%)

                                                     Net Expenses(7)                       .84%     1.59%         .79%


                                  (1) AmSouth Bank or other financial
                                  institutions may change their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

                                  (2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase.


                                  (3) For B Shares acquired in the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC charged if such Class B shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year. For all other B Shares, the CDSC declines over a six year period as follows: 5%, 4%, 3%, 3%, 2%, 1% to 0% in the seventh and eighth year. Approximately eight years after purchase (seven years in the case of Shares acquired in the ISG combination), Class B shares automatically convert to Class A shares.


                                  (4) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.


                                  (5) The above amount includes a shareholder servicing fee that will become effective on March 13, 2000.



                                  (6) Other expenses for each class are based on estimated amounts for the current fiscal year. The expenses noted above do not reflect any fee waivers or expense reimbursement arrangements that are or were in effect. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.



                                  (7) The above amounts reflect a reduction in shareholder servicing fees required by NASD rules. As reduced, the shareholder servicing fees are .10% for each class. Absent such reduction, the shareholder servicing fees would be: Class A, .25%; Class B, .25%; Trust Class, .15%.



                                      AMSOUTH STRATEGIC PORTFOLIOS: GROWTH AND
                                      INCOME PORTFOLIO



                                                     CLASS A SHARES                                                2.19%

                                                     CLASS B SHARES                                                2.94%

                                                     TRUST SHARES                                                  2.19%



                                  Actual expenses will differ depending on the actual allocation of investments in the Underlying Fund in effect from time to time.



   If you purchase and hold
   shares of the AmSouth
   Strategic Portfolios: Growth
   and Income Portfolio, you will
   pay certain fees and expenses,
   which are described in the
   tables. Shareholder
   transaction fees are paid from
   your account. Annual Fund
   operating expenses are paid
   out of Fund assets, and are
   reflected in the share price.



   In addition to the expenses shown
   above, if you buy and hold shares
   of the AmSouth Strategic
   Portfolios: Growth and Income
   Portfolio you will indirectly bear
   your pro rata share of fees and
   expenses incurred by the
   Underlying Funds in which the Fund
   invests, so that the investment
   returns of the Fund will be net of
   the expenses of the Underlying
   Funds. After combining the total
   operating expenses of the Fund
   with those of the Underlying
   Funds, the estimated average
   weighted expense ratio is as
   follows:

                                            AMSOUTH STRATEGIC PORTFOLIOS:


   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND
   EXPENSES                                   GROWTH AND INCOME PORTFOLIO


                                              EXPENSE EXAMPLE


                                                                                                          1         3
                                                                                                       YEAR     YEARS
                                                     CLASS A SHARES                                    $662    $1,104
                                                     CLASS B SHARES
                                                     Assuming Redemption                               $797    $1,210
                                                     Assuming No Redemption                            $297    $  910
                                                     TRUST SHARES                                      $217    $  670



   Use the example at right to
   help you compare the cost of
   investing in the Fund with the
   cost of investing in other
   mutual funds. It illustrates
   the amount of fees and
   expenses you would pay,
   assuming the following:


     - $10,000 investment

     - 5% annual return


     - no changes in the Fund's
       operating expenses



     - redemption at the end of
       each time period


   Because actual returns and
   operating expenses will be
   different, this example is for
   comparison only.

                                   AMSOUTH STRATEGIC PORTFOLIOS: MODERATE

   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND
   EXPENSES                                   GROWTH AND INCOME PORTFOLIO


    INVESTMENT OBJECTIVE                  The Fund seeks to provide investors with current income and a moderate level of capital growth.

    PRINCIPAL INVESTMENT STRATEGIES       The Fund allocates its assets among the Underlying Funds
                                          within Funds within predetermined strategy ranges, as set
                                          forth below. The Adviser will make allocation decisions
                                          according to its outlook for the economy, financial markets and relative market valuation of the Underlying Funds.
                                          The Fund will invest 0% to 80% of its total assets in three
                                          Underlying Funds which invest primarily in equity
                                          securities, 0% to 100% of its total assets in two Underlying
                                          Funds which invest primarily in fixed income securities and up to 20% of its total assets in one Underlying Fund which invests in money market instruments. The Fund will invest
                                          its assets in the following Underlying Funds within the
                                          strategy ranges (expressed as a percentage of the Fund's
                                          total assets) indicated below:


                                       UNDERLYING FUND                                               STRATEGY RANGE

                                       AmSouth Government Income Fund                                    0%-70%
                                       AmSouth Limited Term Bond Fund                                    0%-45%
                                       AmSouth Large Cap Fund                                            0%-50%
                                       AmSouth Capital Growth Fund                                       0%-15%
                                       AmSouth Equity Income Fund                                        0%-15%
                                       AmSouth Prime Money Market Fund                                   0%-20%


                          The Underlying Funds are described elsewhere in this Prospectus.

    PRINCIPAL INVESTMENT RISKS            The Fund's investments are concentrated in the Underlying
                                          Funds, so the Fund's investment performance is directly
                                          related to the performance of those Underlying Funds. Before investing in the Fund, investors should assess the risks
                                          associated with the Underlying Funds in which the Fund
                                          invests and the types of investments made by such Underlying
                                          Funds. In addition, since the Fund must allocate its
                                          investments among the Underlying Funds, the Fund does not
                                          have the same flexibility to invest as a mutual fund without such constraints. As a result, you could lose money by
                                          investing in the Fund, particularly if there is a sudden
                                          decline in the share prices of the Underlying Fund's
                                          holdings.
                                          The Fund invests in Underlying Funds that invest primarily in fixed income securities, which are subject to interest
                                          rate and credit risk. Interest rate risk is the potential
                                          for a decline in bond prices due to rising interest rates.
                                          Credit risk is the possibility that the issuer of a
                                          fixed-income security will fail to make timely payments of interest or principal, or that the security will have its
                                          credit rating downgraded.
                                          The Fund also invests in Underlying Funds that invest
                                          primarily in equity securities. Stocks and other equity
                                          securities fluctuate in price, often based on factors
                                          unrelated to the issuers' value, and such fluctuations can be pronounced.

                                   AMSOUTH STRATEGIC PORTFOLIOS: MODERATE

   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND
   EXPENSES                                   GROWTH AND INCOME PORTFOLIO


                                              FEES AND EXPENSES


                                                     SHAREHOLDER TRANSACTION EXPENSES    CLASS A   CLASS B   TRUST
                                                     (FEES PAID BY YOU DIRECTLY)(1)      SHARES    SHARES    SHARES
                                                     Maximum sales charge (load) on
                                                     purchases as a % of offering price  4.50%(2)    None     None
                                                     Maximum deferred sales charge
                                                     (CDSC)                                None    5.00%(3)   None
                                                     Redemption Fee(4)                    0.00%     0.00%    0.00%
                                                     ANNUAL FUND OPERATING EXPENSES      CLASS A   CLASS B   TRUST
                                                     (FEES PAID FROM FUND ASSETS)        SHARES    SHARES    SHARES

                                                     Management Fee                       0.20%     0.20%    0.20%

                                                     Distribution (12b-1) Fee             0.00%     0.75%     None

                                                     Other Expenses                       0.79%     0.79%    0.64%(5)

                                                     Total Annual Fund Operating
                                                     Expenses(6)                          0.99%     1.74%    0.84%

                                                     Fee Waiver and/or Expense
                                                     Reimbursement                        (.15%)    (.15%)   (.05%)

                                                     Net Expenses(7)                       .84%     1.59%     .79%


                                  (1) AmSouth Bank or other financial
                                  institutions may change their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

                                  (2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase.


                                  (3) For B Shares acquired in the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC charged if such Class B shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year. For all other B Shares, the CDSC declines over a six year period as follows: 5%, 4%, 3%, 3%, 2%, 1% to 0% in the seventh and eighth year. Approximately eight years after purchase (seven years in the case of Shares acquired in the ISG combination), Class B shares automatically convert to Class A shares.


                                  (4) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.


                                  (5) The above amount includes a shareholder servicing fee that will become effective on March 13, 2000.



                                  (6) Other expenses for each class are based on estimated amounts for the current fiscal year. The expenses noted above do not reflect any fee waivers or expense reimbursement arrangements that are or were in effect. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.



                                  (7) The above amounts reflect a reduction in shareholder servicing fees required by NASD rules. As reduced, the shareholder servicing fees are .10% for each class. Absent such reduction, the shareholder servicing fees would be: Class A, .25%; Class B, .25%; Trust Class, .15%.



                                  AMSOUTH STRATEGIC PORTFOLIOS: MODERATE GROWTH
                                               AND INCOME PORTFOLIO




                                                     CLASS A SHARES                                                2.05%

                                                     CLASS B SHARES                                                2.80%

                                                     TRUST SHARES                                                  2.05%



                                  Actual expenses will differ depending on the actual allocation of investments in the Underlying Funds in effect from time to time.



   If you purchase and hold
   shares of the AmSouth
   Strategic Portfolios: Moderate
   Growth and Income Portfolio,
   you will pay certain fees and
   expenses, which are described
   in the tables. Shareholder
   transaction fees are paid from
   your account. Annual Fund
   operating expenses are paid
   out of Fund assets, and are
   reflected in the share price.



   In addition to the expenses shown
   above, if you buy and hold shares
   of the AmSouth Strategic
   Portfolios: Moderate Growth and
   Income Portfolio you will
   indirectly bear your pro rata
   share of fees and expenses
   incurred by the Underlying Funds
   in which the Fund invests, so that
   the investment returns of the Fund
   will be net of the expenses of the
   Underlying Funds. After combining
   the total operating expenses of
   the Fund with those of the
   Underlying Funds, the estimated
   average weighted expense ratio is
   as follows:

                                   AMSOUTH STRATEGIC PORTFOLIOS: MODERATE

   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND
   EXPENSES                                   GROWTH AND INCOME PORTFOLIO


                                              EXPENSE EXAMPLE


                                                                                                          1         3
                                                                                                       YEAR     YEARS
                                                     CLASS A SHARES                                    $649    $1,064
                                                     CLASS B SHARES
                                                     Assuming Redemption                               $783    $1,168
                                                     Assuming No Redemption                            $283    $  868
                                                     TRUST SHARES                                      $203    $  627



   Use the example at right to
   help you compare the cost of
   investing in the Fund with the
   cost of investing in other
   mutual funds. It illustrates
   the amount of fees and
   expenses you would pay,
   assuming the following:


     - $10,000 investment

     - 5% annual return


     - no changes in the Fund's
       operating expenses



     - redemption at the end of
       each time period


   Because actual returns and
   operating expenses will be
   different, this example is for
   comparison only.

                                            AMSOUTH STRATEGIC PORTFOLIOS:

   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND
   EXPENSES                                      CURRENT INCOME PORTFOLIO


    INVESTMENT OBJECTIVE                  The Fund seeks to provide investors with current income.
    PRINCIPAL INVESTMENT STRATEGIES       The Fund allocates its assets among the Underlying Funds
                                          within predetermined strategy ranges, as set forth below.
                                          The Adviser will make allocation decisions according to its outlook for the economy, financial markets and relative
                                          market valuation of the Underlying Funds.
                                          The Fund will invest 75% to 100% of its total assets in two
                                          Underlying Funds which invest primarily in fixed income
                                          securities and up to 30% of its total assets in one
                                          Underlying Fund which invests in money market instruments.
                                          The Fund will invest its assets in the following Underlying
                                          Funds within the strategy ranges (expressed as a percentage of the Fund's total assets) indicated below:


                                       UNDERLYING FUND                                               STRATEGY RANGE

                                       AmSouth Limited Term Bond Fund                                   40%-60%
                                       AmSouth Bond Fund                                                35%-55%
                                       AmSouth Prime Money Market Fund                                   0%-30%


                          The Underlying Funds are described elsewhere in this Prospectus.

    PRINCIPAL INVESTMENT RISKS            The Fund's investments are concentrated in the Underlying
                                          Funds, so the Fund's investment performance is directly
                                          related to the performance of those Underlying Funds. Before investing in the Fund, investors should assess the risks
                                          associated with the Underlying Funds in which the Fund
                                          invests and the types of investments made by such Underlying
                                          Funds. In addition, since the Fund must allocate its
                                          investments among the Underlying Funds, the Fund does not
                                          have the same flexibility to invest as a mutual fund without such constraints. As a result, you could lose money by
                                          investing in the Fund, particularly if there is a sudden
                                          decline in the share prices of the Underlying Fund's
                                          holdings.
                                          The Fund invests in Underlying Funds that invest primarily in fixed income securities, which are subject to interest
                                          rate, credit and prepayment risk.
                                          Prices of fixed income securities tend to move inversely
                                          with changes in interest rates. The most immediate effect of a rise in rates is usually a drop in the prices of such
                                          securities, and therefore in the Underlying Fund's share
                                          price as well. Interest rate risk is usually greater for
                                          fixed-income securities with longer maturities or durations.
                                          To the extent the Underlying Funds maintain a comparatively long duration, their share prices will react more to
                                          interest rate movements.
                                          The Underlying Funds' investments also are subject to credit risk, which is the risk that the issuer of the security will fail to make timely payments of interest or principal, or to otherwise honor its obligations. Credit risk includes the
                                          possibility that any of the Underlying Funds' investments
                                          will have its credit rating downgraded or will default.
                                          Mortgage-related and asset-backed securities, which are
                                          derivative instruments, are subject to both credit and
                                          prepayment risk, and may be more volatile and less liquid
                                          than more traditional debt securities. If the borrowers
                                          prepay some or all of the principal owed to the issuer much earlier than expected, the Underlying Fund may have to
                                          replace the security by investing the proceeds in a less
                                          attractive security which could reduce the Underlying Fund's share price or yield.

                                            AMSOUTH STRATEGIC PORTFOLIOS:

   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND
   EXPENSES                                      CURRENT INCOME PORTFOLIO


                                              FEES AND EXPENSES


                                                     SHAREHOLDER TRANSACTION EXPENSES    CLASS A   CLASS B   TRUST
                                                     (FEES PAID BY YOU DIRECTLY)(1)      SHARES    SHARES    SHARES
                                                     Maximum sales charge (load) on
                                                     purchases as a % of offering price   4.00%(2)   None     None
                                                     Maximum deferred sales charge
                                                     (CDSC)                                None     5.00%(3)  None

                                                     Redemption Fee(4)                    0.00%     0.00%    0.00%
                                                     ANNUAL FUND OPERATING EXPENSES      CLASS A   CLASS B   TRUST
                                                     (FEES PAID FROM FUND ASSETS)        SHARES    SHARES    SHARES

                                                     Management Fee                       0.20%     0.20%    0.20%

                                                     Distribution (12b-1) Fee             0.00%     0.75%     None

                                                     Other Expenses                       0.79%     0.79%    0.64%(5)

                                                     Total Annual Fund Operating
                                                     Expenses(6)                          0.99%     1.74%    0.84%

                                                     Fee Waiver and/or Expense
                                                     Reimbursement                        (.15%)    (.15%)   (.05%)

                                                     Net Expenses(7)                       .84%     1.59%     .79%


                                  (1) AmSouth Bank or other financial
                                  institutions may change their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

                                  (2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase.


                                  (3) For B Shares acquired in the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC charged if such Class B shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year. For all other B Shares, the CDSC declines over a six year period as follows: 5%, 4%, 3%, 3%, 2%, 1% to 0% in the seventh and eighth. Approximately eight years after purchase (seven years in the case of Shares acquired in the ISG combination), Class B shares automatically convert to Class A shares.


                                  (4) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.


                                  (5) The above amount includes a shareholder servicing fee that will become effective on March 13, 2000.



                                  (6) Other expenses for each class are based on estimated amounts for the current fiscal year. The expenses noted above do not reflect any fee waivers or expense reimbursement arrangements that are or were in effect. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.



                                  (7) The above amounts reflect a reduction in shareholder servicing fees required by NASD rules. As reduced, the shareholder servicing fees are .10% for each class. Absent such reduction, the shareholder servicing fees would be: Class A, .25%; Class B, .25%; Trust Class, .15%.



                                     AMSOUTH STRATEGIC PORTFOLIOS: CURRENT
                                     INCOME PORTFOLIO




                                                     CLASS A SHARES                                                1.91%

                                                     CLASS B SHARES                                                2.66%

                                                     TRUST SHARES                                                  1.91%



                                  Actual expenses will differ depending on the actual allocation of investments in the Underlying Fund in effect from time to time.



   If you purchase and hold
   shares of the AmSouth
   Strategic Portfolios: Current
   Income Portfolio, you will pay
   certain fees and expenses,
   which are described in the
   tables. Shareholder
   transaction fees are paid from
   your account. Annual Fund
   operating expenses are paid
   out of Fund assets, and are
   reflected in the share price.



   In addition to the expenses shown
   above, if you buy and hold shares
   of the AmSouth Strategic
   Portfolios: Current Income
   Portfolio you will indirectly bear
   your pro rata share of fees and
   expenses incurred by the
   Underlying Funds in which the Fund
   invests, so that the investment
   returns of the Fund will be net of
   the expenses of the Underlying
   Funds. After combining the total
   operating expenses of the Fund
   with those of the Underlying
   Funds, the estimated average
   weighted expense ratio is as
   follows:

                                            AMSOUTH STRATEGIC PORTFOLIOS:

   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND
   EXPENSES                                      CURRENT INCOME PORTFOLIO


                                                       EXPENSE EXAMPLE


                                                                                                          1         3
                                                                                                       YEAR     YEARS
                                                     CLASS A SHARES                                    $586    $  976
                                                     CLASS B SHARES
                                                     Assuming Redemption                               $769    $1,126
                                                     Assuming No Redemption                            $269    $  826
                                                     TRUST SHARES                                      $189    $  585



   Use the example at right to
   help you compare the cost of
   investing in the Fund with the
   cost of investing in other
   mutual funds. It illustrates
   the amount of fees and
   expenses you would pay,
   assuming the following:


     - $10,000 investment

     - 5% annual return


     - no changes in the Fund's
       operating expenses



     - redemption at the end of
       each time period


   Because actual returns and
   operating expenses will be
   different, this example is for
   comparison only.

 [LOGO]
          ADDITIONAL INVESTMENT STRATEGIES AND RISKS


   AMSOUTH CAPITAL APPRECIATION FUNDS


   AMSOUTH INTERNATIONAL EQUITY FUND -- The Fund will invest at least 65% of its total assets in equity securities of non-United States companies (i.e., incorporated or organized outside the United States). Under normal market conditions, the Fund will invest at least 80% of the value of its total assets in the equity securities of companies within not less than three different countries (not including the United States).


   Foreign securities held by the Fund may trade on days when the Fund does not calculate its NAV and thus affect the Fund's NAV on days when investors have no access to the Fund.

   The Fund is not required to invest exclusively in common stocks or other equity securities, and, if deemed advisable, the Fund may invest, to a limited extent, in fixed income securities and money market instruments. The Fund will not invest in fixed income securities rated lower than A by a credit rating agency, such as Moody's, S&P, Fitch or Duff, or, if unrated, deemed to be of comparable quality by the Adviser.

   The Fund may engage in foreign currency transactions to hedge the Fund's portfolio or increase returns. The Fund's success in these transactions will depend principally on the Sub-Adviser's ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar.

   The Fund also may engage in short-selling, which involves selling a security it does not own in anticipation of a decline in the market price of the security. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is obligated to replace the security borrowed by purchasing it later in the market. The price at such time may be more or less than the price at which the security was sold by the Fund, which would result in a loss or gain, respectively.


   AMSOUTH MID CAP FUND -- The Fund will invest at least 65% of its total assets in equity securities of companies publicly traded on U.S. exchanges that are either included in the Russell Mid-Cap Growth Index or have market capitalizations within the range of such included companies. The Fund may invest up to 20% of its total assets in securities of foreign issuers traded on the New York or American Stock Exchange or in the over-the-counter market in the form of depositary receipts, such as ADRs. The Fund also may invest in debt securities of domestic issuers rated no lower than investment grade (Baa/BBB) by a credit rating agency, or, if unrated, deemed to be of comparable quality by the Adviser.


   Securities of foreign issuers (including ADRs) fluctuate in price, often based on factors unrelated to the issuers' value, and such fluctuations can be pronounced. Foreign securities tend to be more volatile than U.S. securities because they include special risks such as exposure to currency fluctuations, a lack of comprehensive company information, potential instability, and differing auditing and legal standards.


   AMSOUTH CAPITAL GROWTH FUND -- The Fund will invest at least 65% of its total assets in equity securities. The Fund also may invest in debt securities of domestic and foreign issuers when the Adviser believes that such securities offer opportunities for capital growth. The Fund may invest up to 10% of its total assets in foreign securities which are not publicly traded in the United States.


   At least 65% of the Fund's total assets invested in debt securities must consist of debt securities which are rated no lower than investment grade (Baa/BBB) by a credit rating agency, or, if unrated, deemed to be of comparable quality by the Adviser. The remainder of such assets may be invested in debt securities which are rated no lower than Ba by Moody's and BB by S&P, Fitch and Duff or, if unrated, deemed to be of comparable quality by the Adviser. Debt securities rated Ba by Moody's and BB by S&P, Fitch and Duff are considered speculative grade debt (also known as junk bonds) and the payment of principal and interest may be affected at any time by adverse economic changes.


   AMSOUTH LARGE CAP FUND -- The Fund will invest at least 70% of its total assets in equity securities. The Fund also may invest in debt securities of domestic issuers rated no lower than investment grade (Baa/BBB) by a credit rating agency, or, if unrated, deemed to be of comparable quality by the Adviser.


   APPLICABLE TO AMSOUTH INTERNATIONAL EQUITY, MID CAP, CAPITAL GROWTH AND LARGE CAP FUNDS -- While the Capital Appreciation Funds typically invest primarily in common stocks, the equity securities in which they may invest also include convertible securities and preferred stocks. Convertible securities are exchangeable for a certain amount of another form of an issuer's securities, usually common stock, at a prestated price. Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer and, thus, typically have lower credit ratings than similar non-convertible securities. Preferred stock pays dividends at a specified rate and has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock ordinarily does not carry voting rights.

   ADDITIONAL INVESTMENT STRATEGIES AND RISKS

   To a limited extent, each Fund may invest in debt securities. These securities will be subject primarily to interest rate and credit risks. Interest rate risk is the potential for a decline in bond prices due to rising interest rates. In general, the prices of debt securities are inversely affected by changes in interest rates and, therefore, are subject to the risk of market price fluctuations. Credit risk is the possibility that the issuer of the security will fail to make timely payments of interest or principal to the Fund. The credit risk of a Fund depends on the quality of its investments. Certain debt securities that may be purchased by the Funds, such as those rated Baa by Moody's and BBB by S&P, Fitch and Duff, may be subject to such risk with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher rated securities.

   Under adverse market conditions, each Fund may invest some or all of its assets in money market instruments. Although the Fund would do this to avoid losses, it could reduce the benefit from any upswing in the market. During such periods, the Fund may not achieve its investment objective.

   Each Fund may invest, to a limited extent, in securities issued by other investment companies which principally invest in securities of the type in which the Fund invests. Such investments will involve duplication of advisory fees and certain other expenses.

   Each Fund may invest some assets in derivative securities, such as options and futures. These instruments are used primarily to hedge the Fund's portfolio but may be used to increase returns; however, they sometimes may reduce returns or increase volatility. In addition, derivatives can be illiquid and highly sensitive to changes in their underlying security, interest rate or index, and as a result can be highly volatile. A small investment in certain derivatives could have a potentially large impact on the Fund's performance.

   Each Fund may lend its portfolio securities to brokers, dealers and other financial institutions, which could subject the Fund to risk of loss if the institution breaches it agreement with the Fund. In connection with such loans, the Fund will receive collateral consisting of cash or U.S. Government securities which will be maintained at all times in an amount equal to 100% of the current market value of the loaned securities.


   AMSOUTH INCOME FUNDS



   AMSOUTH LIMITED TERM U.S. GOVERNMENT FUND -- The Fund will invest at least 65% of its total assets in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements in respect of such securities.


   Repurchase agreements are contracts in which a U.S. commercial bank or securities dealer sells U.S. Government securities to the Fund and agrees to repurchase them on a specific date (usually the next day) and at a specific price. These agreements offer the Fund a means of investing money for a short period of time. If the seller defaults, the Fund could be delayed in selling the securities which could affect the Fund's yield.

   The Fund's controlled duration strategy may limit its ability to take advantage of investment opportunities.

   U.S. Government securities are bonds or other debt obligations issued or guaranteed as to principal and interest by the U.S. Government or one of its agencies or instrumentalities. U.S. Treasury securities and some obligations of U.S. Government agencies and instrumentalities are supported by the "full faith and credit" of the United States Government. Other U.S. Government securities are backed by the right of the issuer to borrow from the U.S. Treasury. Still others are supported only by the credit of the issuer or instrumentality. While the U.S. Government provides financial support to U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so.

   The Fund may invest, to a limited extent, in securities issued by other investment companies which principally invest in securities of the type in which the Fund invests. Such investments will involve duplication of advisory fees and certain other expenses.

   The Fund may lend its portfolio securities to brokers, dealers and other financial institutions, which could subject the Fund to risk of loss if the institution breaches its agreement with the Fund. In connection with such loans, the Fund will receive collateral consisting of cash or U.S. Government securities which will be maintained at all times in an amount equal to 100% of the current market value of the loaned securities.

   ADDITIONAL INVESTMENT STRATEGIES AND RISKS


   AMSOUTH TENNESSEE TAX-EXEMPT FUND AND AMSOUTH LIMITED TERM TENNESSEE TAX-EXEMPT FUND -- The AmSouth Tennessee Tax-Exempt Fund and AmSouth Limited Term Tennessee Tax-Exempt Fund (each a "Tennessee Fund") will each invest, as a fundamental policy, at least 80% of its net assets (except when maintaining a temporary defensive position) in municipal obligations. Under normal circumstances, each Tennessee Fund will invest at least 65% of its total assets in bonds, debentures, and other debt securities of the State of Tennessee, its political subdivisions, authorities and corporations, the interest from which is, in the opinion of bond counsel to the issuer, exempt from Federal and Tennessee personal income taxes. The remainder of each Tennessee Fund's assets may be invested in securities that are not Tennessee municipal obligations and therefore may be subject to Tennessee income tax. Each Tennessee Fund intends to invest in such securities when their return to investors, taking into account applicable Tennessee income taxes, would be greater than comparably rated Tennessee municipal obligations. In addition, to the extent acceptable Tennessee municipal obligations are at any time unavailable for investment by each Tennessee Fund, the Fund will invest temporarily in other municipal obligations. When the Fund has adopted a temporary defensive position, including when acceptable Tennessee municipal obligations are unavailable for investment by the Fund, in excess of 35% of the Fund's total assets may be invested in securities that are not exempt from Tennessee State income tax.


   Each Tennessee Fund may invest up to 10% of its total assets in industrial development bonds backed only by the assets and revenues of non-governmental users. Each Tennessee Fund may invest up to 10% of its net assets in municipal obligations which provide income subject to the alternative minimum tax.

   From time to time, on a temporary basis other than for temporary defensive purposes (but not to exceed 20% of the Fund's net assets) or for temporary defensive purposes, each Tennessee Fund may invest in taxable money market instruments having, at the time of purchase, a quality rating in the two highest grades of Moody's, S&P or Fitch or, if unrated, deemed to be of comparable quality by the Adviser. Except for temporary defensive purposes, at no time will more than 20% of each Tennessee Fund's net assets be invested in taxable money market instruments and municipal obligations which provide income subject to the alternative minimum tax.

   The AmSouth Limited Term Tennessee Tax-Exempt Fund's controlled duration strategy may limit its ability to take advantage of investment opportunities.

   Each Tennessee Fund may invest some assets in derivative securities, such as options and futures, which may give rise to taxable income. These instruments are used primarily to hedge the Fund's portfolio but may be used to increase returns; however, they sometimes may reduce returns or increase volatility. In addition, derivatives can be illiquid and highly sensitive to changes in their underlying security, interest rate or index, and as a result can be highly volatile. A small investment in certain derivatives could have a potentially large impact on the Fund's performance.

   Municipal obligations in which each Tennessee Funds may invest are debt obligations typically divided into two types:

        - GENERAL OBLIGATION BONDS, which are secured by the full faith and credit of the issuer and its taxing power; and

        - REVENUE BONDS, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls.

   To the extent described above, each Tennessee Fund may invest in industrial development bonds which, although nominally issued by municipal authorities, are in most cases revenue bonds that are not secured by the taxing power of the municipality, but by the revenues derived from payments by the non-governmental users. Certain industrial development bonds, while exempt from Federal income tax, provide income subject to the alternative minimum tax.

   Each Tennessee Fund may invest, to a limited extent, in securities issued by other investment companies which principally invest in securities of the type in which the Fund invests. Such investments will involve duplication of advisory fees and certain other expenses.

   Each Tennessee Fund may lend its portfolio securities to brokers, dealers and other financial institutions, which could subject the Fund to risk of loss if the institution breaches its agreement the Fund and may give rise to taxable income. In connection with such loans, the Fund will receive collateral consisting of cash or U.S. Government securities which will be maintained at all times in an amount equal to 100% of the current market value of the loaned securities.

   ADDITIONAL INVESTMENT STRATEGIES AND RISKS


   AMSOUTH MONEY MARKET FUND


   AMSOUTH TREASURY RESERVE MONEY MARKET FUND -- The Fund will invest, as a fundamental policy, at least 65% of its total assets in securities issued by the U.S. Treasury and repurchase agreements in respect thereof. The remainder of its assets may be invested in other securities guaranteed as to payment of principal and interest by the U.S. Government and repurchase agreements in respect thereof.


   Repurchase agreements are contracts in which a U.S. commercial bank or securities dealer sells a security to the Fund and agrees to repurchase the security on a specific date (usually the next day) and at a specific price. These agreements offer the Fund a means of investing money for a short period of time. If the seller defaults, the Fund could be delayed in selling the securities which could affect the Fund's yield.

   The Fund will not invest in securities issued or guaranteed by U.S. Government agencies, instrumentalities or government-sponsored enterprises that are not backed by the full faith and credit of the United States.


   As a money market fund, the AmSouth Treasury Reserve Money Market Fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable price of $1.00 per share. The Fund must do the following:


   - maintain an average dollar weighted portfolio maturity of 90 days or less

   - buy individual securities that have remaining maturities of 397 days or less

   - buy only high quality U.S. dollar denominated obligations

   The Fund may lend its portfolio securities to brokers, dealers and other financial institutions, which could subject the Fund to risk of loss if the institution breaches its agreement with the Fund. In connection with such loans, the Fund will receive collateral consisting of cash or U.S. Government securities which will be maintained at all times in an amount equal to 100% of the current market value of the loaned securities.

   The Fund may enter into reverse repurchase agreements with banks, brokers or dealers. In these transactions, the Fund sells a portfolio security to another party in return for cash and agrees to repurchase the security generally at a particular price and time. The Fund will use the cash to make investments which either mature or have a demand feature to resell to the issuer at a date simultaneous with or prior to the time the Fund must repurchase the security. Reverse repurchase agreements may be preferable to a regular sale and later repurchase of the securities because it avoids certain market risks and transaction costs. Such transactions, however, may increase the risk of potential fluctuations in the market value of the Fund's assets. In addition, interest costs on the cash received may exceed the return on the securities purchased.

   The Fund expects to maintain a net asset value of $1.00 per share, but there is no assurance that the Fund will be able to do so on a continuous basis. The Fund's performance per share will change daily based on many factors, including fluctuation in interest rates.


   AMSOUTH STRATEGIC PORTFOLIOS


   The AmSouth Strategic Portfolios invest in other funds of the Trust (underlying funds). The specific underlying funds held by each Strategic Portfolio are identified in "Description of the Funds -- Objectives, Risk/Return and Expenses." A number of those underlying funds are described earlier in this Prospectus. The remaining underlying funds are described below.


   AMSOUTH SMALL CAP FUND


   INVESTMENT OBJECTIVES

   The Fund seeks capital appreciation by investing primarily in a diversified portfolio of securities consisting of common stocks and securities convertible into common stocks such as convertible bonds and convertible preferred stocks. Any current income generated from these securities is incidental.

   INVESTMENT STRATEGIES

   To pursue this goal, the Fund invests primarily in common stocks of companies with market capitalizations at the time of purchase in the range of companies in the Russell 2000(R) Growth Index (currently between $50 million and $2 billion).

   ADDITIONAL INVESTMENT STRATEGIES AND RISKS

   In managing the Fund's portfolio, the manager seeks smaller companies with above-average growth potential. Factors the portfolio manager typically considers in selecting individual securities include positive changes in earnings estimates for future growth, higher than market average profitability, a strategic position in a specialized market, earnings growth consistently above market, and fundamental value.

   The Fund will normally invest at least 80% of its total assets in common stocks and securities convertible into common stocks such as convertible bonds and convertible preferred stock of companies with market capitalization that are equivalent to the capitalization of the companies in the Russell 2000(R) Growth Index at the time of purchase. The Fund may invest up to 20% of the value of its total assets in common stocks and securities convertible into common stocks of companies with a market capitalization of greater than $2 billion determined at the time of the purchase, preferred stocks, corporate bonds, notes, and warrants, and short-term money market instruments.

   PRINCIPAL INVESTMENT RISKS

   Your investment in the Fund may be subject to the following principal risks:

   MARKET RISK: The possibility that the Fund's stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

   SMALL COMPANY RISK: Investing in smaller, lessor-known companies involves greater risk than investing in those that are more established. A small company's financial well-being may, for example, depend heavily on just a few products or services. In addition, investors may have limited flexibility to buy or sell small company stocks, which tend to trade less frequently than those of larger firms.

   INVESTMENT STYLE RISK: The possibility that the market segment on which this Fund focuses -- small company growth stocks -- will underperform other kinds of investments or market averages.

   The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower.


   AMSOUTH EQUITY INCOME FUND


   INVESTMENT OBJECTIVE

   The Fund seeks above average income and capital appreciation by investing primarily in a diversified portfolio of common stocks, preferred stocks, and securities that are convertible into common stocks, such as convertible bonds and convertible preferred stock.

   INVESTMENT STRATEGIES

   To pursue this goal, the Fund invests primarily in income-producing equity securities such as common stocks, ADRs, and securities convertible into common stocks, including convertible bonds and convertible preferred stocks.

   In managing the Fund's portfolio, the manager seeks equity securities which he believes to represent investment value. In choosing individual securities, the portfolio manager emphasizes those common stocks in each sector that have good value, attractive yield, and dividend growth potential. The portfolio manager will also consider higher valued companies that show the potential for growth. Factors that the portfolio manager considers in selecting equity securities include industry and company fundamentals, historical price relationships, and/or underlying asset value. The Fund also utilizes convertible securities because these securities typically offer higher yields and good potential for capital appreciation as well as some downside protection.

   The Fund will normally invest at least 65% of its total assets in income producing equity securities such as common stocks, preferred stocks, and securities convertible into common stocks, such as convertible bonds and convertible preferred stocks. The Fund may also invest up to 35% of the value of its total assets in corporate bonds, notes, and warrants, and short-term money market instruments or conducting substantial business.

   ADDITIONAL INVESTMENT STRATEGIES AND RISKS

   PRINCIPAL INVESTMENT RISKS
   Your investment in the Fund may be subject to the following principal risks:

   MARKET RISK: The possibility that the Fund's stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

   INVESTMENT STYLE RISK: The possibility that this Fund's blended investment style will underperform other Funds or market averages that focus exclusively on either growth or value.

   The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower.


   AMSOUTH BOND FUND


   INVESTMENT OBJECTIVES

   The Fund seeks current income consistent with the preservation of capital.

   INVESTMENT STRATEGIES

   To pursue this goal, the Fund invests in bonds and other fixed-income securities. These investments include primarily U.S. corporate bonds and debentures and notes or bonds issued or guaranteed by the U.S. government, its agencies or instrumentalities. The Fund invests in debt securities only if they are high grade (rated at time of purchase in one of the three highest rating categories by a nationally recognized statistical rating organization (an "NRSRO"), or are determined by the portfolio manager to be of comparable quality). The Fund also invests in zero-coupon obligations which are securities which do not provide current income but represent ownership of future interest and principal payments on U.S. Treasury bonds.

   The Fund may purchase fixed-income securities of any maturity and although there is no limit on the Fund's average maturity, it is normally expected to be between five and ten years. In managing the Fund's portfolio, the manager uses a "top down" investment management approach focusing on a security's maturity. The manager sets, and continually adjusts, a target for the interest rate sensitivity of the Fund based upon expectations about interest rates. The manager then selects individual securities whose maturities fit this target and which the manager believes are the best relative values.

   The Fund will invest at least 65% of its total assets in bonds (including debentures). For temporary defensive purposes, the Fund may hold more than 35% of its total assets in cash and cash equivalents. "Cash equivalents" are short-term, interest-bearing instruments or deposits known as money market instruments.

   PRINCIPAL INVESTMENT RISKS

   Your investment in the Fund may be subject to the following principal risks:

   INTEREST RATE RISK: The possibility that the value of the Fund's investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

   CREDIT RISK: The possibility that an issuer cannot make timely interest and principal payments on its debt securities, such as bonds. The lower a security's rating, the greater its credit risk.

   INCOME RISK: The possibility that the Fund's income will decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer-term bonds.

   If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower.

   ADDITIONAL INVESTMENT STRATEGIES AND RISKS


   AMSOUTH GOVERNMENT INCOME FUND

   INVESTMENT OBJECTIVES

   The Fund seeks current income consistent with the preservation of capital.

   INVESTMENT STRATEGIES

   To pursue this goal, the Fund invests primarily in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. These investments are principally mortgage-related securities, but may also include U.S. Treasury obligations.


   In managing the Fund's portfolio, the manager uses a "top down" investment management approach focusing on a security's maturity. The manager sets, and continually adjust, a target for the interest rate sensitivity of the Fund based upon expectations about interest rates. The manager then selects individual securities whose maturities fit this target and which the manger believes are the best relative values.


   The Fund may also invest in certain other debt securities in addition to those described above. The Fund invests at least 65% of its total assets in obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities. Up to 35% of the Fund's total assets may be invested in other types of debt securities, preferred stocks and options. Under normal market conditions, the Fund will invest up to 80% of its total assets in mortgage-related securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, such as the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"), and in mortgage-related securities issued by nongovernmental entities which are rated, at the time of purchase, in one of the three highest rating categories by an NRSRO or, if unrated, determined by its portfolio manager to be of comparable quality.

   PRINCIPAL INVESTMENT RISKS

   Your investment in the Fund may be subject to the following principal risks:

   INTEREST RATE RISK: The possibility that the value of the Fund's investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

   PREPAYMENT RISK: If a significant number of mortgages underlying a mortgage backed security are refinanced, the security may be "prepaid." In this case, investors receive their principal back and are typically forced to reinvest it in securities that pay lower interest rates. Rapid changes in prepayment rates can cause bond prices and yields to be volatile.

   INCOME RISK: The possibility that the Fund's income will decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer-term bonds.

   If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower.


   AMSOUTH LIMITED TERM BOND FUND


   INVESTMENT OBJECTIVES

   The Fund seeks current income consistent with the preservation of capital.

   INVESTMENT STRATEGIES

   To pursue this goal, the Fund invests primarily in short-term fixed income securities with maturities of five years or less, principally corporate bonds and securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. The Fund invests in debt securities only if they are high-grade (rated at the time of purchase in one of the three highest rating categories by an NRSRO, or are determined by the portfolio manager to be of comparable quality).

   In managing the Fund's portfolio, the manager uses a "top down" investment management approach focusing on a security's maturity. The manager sets, and continually adjusts, a target for the interest rate sensitivity of the Fund based upon expectations about interest rates and other economic factors. The manager then selects individual securities whose maturities fit this target and which the manager believes are the best relative values.

   ADDITIONAL INVESTMENT STRATEGIES AND RISKS

   The Fund will normally invest at least 65% of its total assets in bonds (including debentures), notes and other debt securities which have a stated or remaining maturity of five years or less or which have an unconditional redemption feature that will permit the Fund to require the issuer of the security to redeem the security within five years from the date of purchase by the Fund or for which the Fund has acquired an unconditional "put" to sell the security within five years from the date of purchase by the Fund. The remainder of the Fund's assets may be invested in bonds (including debentures), notes and other debt securities which have a stated or remaining maturity of greater than five years, cash, cash equivalents, and money-market instruments. For temporary defensive purposes, the Fund may invest more than 35% of its total assets in cash, cash equivalents and corporate bonds with remaining maturities of less than 1 year. If the Fund acquires a debt security with a stated or remaining maturity in excess of five years, the Fund may acquire a "put" with respect to the security. Under a "put", the Fund would have the right to sell the debt security within a specified period of time at a specified minimum price. The Fund will only acquire puts from dealers, banks and broker-dealers which the Advisor has determined are creditworthy. A put will be sold, transferred, or assigned by the Fund only with the underlying debt security. The Fund will acquire puts solely to shorten the maturity of the underlying debt security.

   PRINCIPAL INVESTMENT RISKS

   Your investment in the Fund may be subject to the following principal risks:

   INCOME RISK: The possibility that the Fund's income will decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer-term bonds.

   INTEREST RATE RISK: The possibility that the value of the Fund's investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

   CREDIT RISK: The possibility that an issuer cannot make timely interest and principal payments on its debt securities such as bonds. The lower a security's rating, the greater its credit risk.

   If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower.


   AMSOUTH PRIME MONEY MARKET FUND


   INVESTMENT OBJECTIVES

   The Fund seeks current income with liquidity and stability of principal.

   INVESTMENT STRATEGIES

   To pursue this goal, the Fund invests only in U.S. dollar-denominated, "high-quality' short-term debt securities, including the following:

   - obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities

   - certificates of deposit, time deposits, bankers' acceptances and other short-term securities issued by domestic or foreign banks or their subsidiaries or branches

   - domestic and foreign commercial paper and other short-term corporate debt obligations, including those with floating or variable rates of interest

   - obligations issued or guaranteed by one or more foreign governments or their agencies or instrumentalities, including obligations of supranational entities

   - asset-backed securities

   - repurchase agreements collateralized by the types of securities listed above

   "High-quality" debt securities are those obligations which, at the time of purchase, (i) possess the highest short-term rating from at least two nationally recognized statistical rating organizations (an "NRSRO") (for example, commercial paper rated "A-1" by Standard & Poor's Corporation and "P-1" by Moody's Investors Service, Inc.) or one NRSRO if only rated by one NRSRO or (ii) if unrated, are determined by the portfolio manager to be of comparable quality.

   When selecting securities for the Fund's portfolio, the manager first considers safety of principal and the quality of an investment. The manager then focuses on generating a high-level of income. The manager generally evaluates investments based on interest rate sensitivity selecting those securities whose maturities fit the Fund's interest rate sensitivity target and which the manager believes to be the best relative values.

   ADDITIONAL INVESTMENT STRATEGIES AND RISKS

   The Fund will maintain an average weighted portfolio maturity of 90 days or less and will limit the maturity of each security in its portfolio to 397 days or less.

   PRINCIPAL INVESTMENT RISKS

   Your investment in the Fund may be subject to the following principal risks:

   INTEREST RATE RISK: The possibility that the value of the Fund's investments will decline due to an increase in interest rates or that the Fund's yield will decrease due to a decrease in interest rates.

   CREDIT RISK: The possibility that an issuer cannot make timely interest and principal payments on its debt securities such as bonds. The lower a security's rating, the greater its credit risk.


   AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF AMSOUTH BANK, ITS AFFILIATES, OR ANY BANK, AND IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.



   APPLICABLE TO ALL AMSOUTH STRATEGIC PORTFOLIOS -- The Adviser will make allocation decisions according to its outlook for the economy, financial markets and relative market valuation of the Funds. Each Strategic Portfolio has a "benchmark percentage" representing the asset class mix of the Underlying Funds the Adviser expects to maintain when its assessment of economic conditions and other factors indicate that the financial markets are fairly valued relative to each other. The Adviser anticipates that each AmSouth Strategic Portfolio's asset class benchmark percentage will be as follows:


                               BENCHMARK PERCENTAGES


                                                                             MODERATE
                                   AGGRESSIVE                 GROWTH AND    GROWTH AND     CURRENT
         UNDERLYING FUND             GROWTH       GROWTH        INCOME        INCOME       INCOME
           ASSET CLASS             PORTFOLIO     PORTFOLIO    PORTFOLIO     PORTFOLIO     PORTFOLIO
         ---------------           ----------    ---------    ----------    ----------    ---------
Equity                                 95%          80%           60%           30%           0%
Fixed-Income                            0%          15%           35%           65%          95%
Money Market Instruments                5%           5%            5%            5%           5%


   Under normal market conditions, the Adviser expects to adhere to the benchmark percentages set forth above and the strategy ranges set forth herein; however, the Adviser reserves the right to vary such percentages and ranges as the risk/return characteristics of the financial markets or Underlying Fund asset classes, as assessed by the Adviser, vary over time.

   Each AmSouth Strategic Portfolio may invest, in anticipation of otherwise investing cash positions, directly in U.S. Government securities and short-term paper, such as bankers' acceptances. Under normal market conditions, none of the Strategic Portfolios expects to have a substantial portion of its assets invested in such securities. However, when the Adviser determines that adverse market conditions exist, the Fund may adopt a temporary defensive posture and invest entirely in such securities. Although the Fund would do this to avoid losses, it could reduce the benefit of any upswing in the market. During such periods, the Fund may not achieve its investment objective.

   Because the AmSouth Strategic Portfolios invest in the Underlying Funds, there will be duplication of advisory fees and certain other expenses.

   APPLICABLE TO ALL FUNDS


   YEAR 2000 RISK. AmSouth Funds depends on the smooth functioning of computer systems in almost every aspect of its business. Like other mutual funds, businesses and individuals around the world, AmSouth Funds could be adversely affected if the computer systems used by its service providers do not properly process dates on and after January 1, 2000 and distinguish between the year 2000 and the year 1900. AmSouth Funds has made inquiry of its service providers to determine whether they expect to have their computer systems adjusted for the year 2000 transition, and is seeking assurances from each service provider that it expects its system to accommodate the year 2000 transition without material adverse consequences to AmSouth Funds. While it is likely that such assurances will be obtained, AmSouth Funds and its shareholders may experience losses if these assurances prove to be incorrect or as a result of year 2000 computer difficulties experienced by issuers of portfolio securities or custodians, banks, broker-dealers or others with which AmSouth Funds does business.

 [LOGO]
          FUND MANAGEMENT

   INVESTMENT ADVISERS AND SUB-ADVISERS

   AmSouth Bank, (AmSouth or the "Adviser"), is the adviser for the Funds. AmSouth is the bank affiliate of AmSouth Bancorporation, one of the largest banking institutions headquartered in the mid-south region. AmSouth Bancorporation reported assets as of September 30, 1999 of $20 billion and operated 276 banking offices in Alabama, Florida, Georgia and Tennessee. AmSouth has provided investment management services through its Trust Investment Department since 1915. As of June 30, 1999, AmSouth and its affiliates had over $8 billion in assets under discretionary management and provided custody services for an additional $21 billion in securities. AmSouth is the largest provider of trust services in Alabama and its Trust Natural Resources and Real Estate Department is a major manager of timberland, mineral, oil and gas properties and other real estate interests.


   Through its portfolio management team, AmSouth makes the day-to-day investment decisions and continuously reviews, supervises and administers the Funds' investment programs.


   The Adviser has engaged Lazard Asset Management and Bennett Lawrence Management, LLC to serve as sub-investment adviser to the International Equity Fund and Mid Cap Fund, respectively. The Adviser pays each sub-investment adviser from the advisory fee it receives from the Fund.


   Lazard Asset Management, located at 30 Rockefeller Plaza, New York, New York 10112, serves as the sub-investment adviser to the International Equity Fund. Lazard Asset Management, a division of Lazard Freres & Co. LLC, which is a New York limited liability company, provides investment management services to client discretionary accounts with assets totaling approximately $71 billion as of December 31, 1998.


   Bennett Lawrence Management, LLC, located at 757 Third Avenue, New York, New York 10017, serves as the sub-investment adviser to the Mid Cap Fund. Bennett Lawrence Management provides discretionary investment management services to client discretionary accounts with assets totaling approximately $950 million as of December 31, 1998.


   PRIMARY PORTFOLIO MANAGERS

   The primary portfolio manager for each Fund, other than the Money Market Funds, is as follows:

   AMSOUTH INTERNATIONAL EQUITY FUND -- Herbert W. Gullquist and John R. Reinsberg. Messrs. Gullquist and Reinsberg have been the International Equity Fund's primary portfolio managers since its inception, and have been Managing Directors of Lazard for over five years.


   AMSOUTH MID CAP FUND -- S. Van Zandt Schreiber and Robert W. Deaton. Messrs. Schreiber and Deaton have been the Mid Cap Fund's primary portfolio managers since its inception. Mr. Schreiber has been the Chief Portfolio Manager at Bennett Lawrence since its inception in August 1995. For more than five years prior thereto, Mr. Schreiber was Managing Director and Senior Growth Portfolio Manager with Deutsche Morgan Grenfell/C.J. Lawrence, Inc. Mr. Deaton has been an Associate Portfolio Manager at Bennett Lawrence since its inception in August 1995. From 1994 to August 1995, Mr. Deaton was a portfolio manager and research analyst with Deutsche Morgan Grenfell/C.J. Lawrence, Inc. Prior thereto, Mr. Deaton managed the Long-Term Growth Fund for the Tennessee Consolidated Retirement System.



   AMSOUTH CAPITAL GROWTH FUND -- Charles E. Winger, Jr. Mr. Winger has been the Capital Growth Fund's primary portfolio manager since its inception. He has been a Trust Officer of First American National Bank since 1988 and has been employed by the Adviser since 1999.



   AMSOUTH LARGE CAP FUND -- Ronald E. Lindquist. Mr. Lindquist, who has over 30 years' experience as a portfolio manager, has been the Large Cap Fund's primary portfolio manager since its inception, and has been employed by First American National Bank since May 1998 and has been employed by the Adviser since December 1999. Prior to May 1998, he was employed since 1978 by Deposit Guaranty National Bank and Commercial National Bank, affiliates of the Adviser.

   FUND MANAGEMENT

   AMSOUTH LIMITED TERM U.S. GOVERNMENT FUND -- John Mark McKenzie. Mr. McKenzie has been a portfolio manager of the Limited Term U.S. Government Fund since May 1998 and the Fund's primary portfolio manager since December 1998. He has been employed by First American National Bank since May 1998 and has been employed by the Adviser since December 1999. Prior to May 1998, he was employed by Deposit Guaranty National Bank since 1984.

   AMSOUTH TENNESSEE TAX-EXEMPT FUND -- Sharon S. Brown. She has been the Tennessee Tax-Exempt Fund's primary portfolio manager since its inception and has been a Trust Officer of First American National Bank since 1988 and has been employed by the Adviser since December 1999.

   AMSOUTH LIMITED TERM TENNESSEE TAX-EXEMPT FUND -- Sharon S. Brown. Ms. Brown has been the Limited Term Tennessee Tax-Exempt Fund's primary portfolio manager since its inception and has been a Trust Officer of First American National Bank since 1988 and has been employed by the Adviser since December 1999.

   AMSOUTH STRATEGIC PORTFOLIOS -- Investment decisions for each Strategic Portfolio are made by a team of the Adviser's portfolio managers, and no person is primarily responsible for making recommendations to the team.

   ADMINISTRATOR AND DISTRIBUTOR


   ASO Services Company ("ASC"), 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as each Fund's administrator (the "Administrator"). The administrative services of the Administrator include providing office space, equipment and clerical personnel to the Funds and supervising custodial, auditing, valuation, bookkeeping, legal and dividend disbursing services. ASC is a wholly-owned subsidiary of BISYS Fund Services ("BISYS").



   BISYS serves as the distributor of each Fund's shares (the "Distributor"). The Distributor may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the National Association of Securities Dealers.

 [LOGO]
          SHAREHOLDER INFORMATION

   CHOOSING A SHARE CLASS


   Class A Shares, Class B Shares and Trust Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. Trust Shares are only available to financial institutions, fiduciary clients of AmSouth Bank and certain other qualified investors. Class A Shares and Class B Shares are available to all other Shareholders. In choosing a class, you should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments. Your financial representative can help you decide which share class is best for you.


   CLASS A SHARES

   - Capital Appreciation and Income Funds: Front-end sales charges, as described below.

   - Money Market Funds:                     No sales charges


   - Shareholder servicing fees of 0.25% of average daily net assets.


   CLASS B SHARES

   - No front-end sales charge; all your money goes to work for you right away.


   - Distribution and service (12b-1) fees of .75% of average daily net assets.


   - A deferred sales charge, as described below.


   - Automatic conversion to Class A shares after eight years, thus reducing future annual expenses.


   - Maximum investment for all Class B purchases:  $250,000.


   TRUST SHARES



   - No sales charge.



   - Shareholder servicing fee of 0.15% of average daily net assets.


   For actual past expenses of each share class, see the fund-by-fund information earlier in this prospectus.


   Because 12b-1 fees are paid on an ongoing basis, Class B shareholders could end up paying more expenses over the long term than if they had paid a sales charge.

   SHAREHOLDER INFORMATION

   PRICING OF FUND SHARES
   -------------------------------
   HOW NAV IS CALCULATED
   The NAV is calculated by adding
   the total value of the Fund's
   investments and other assets,
   subtracting its liabilities and
   then dividing that figure by
   the number of outstanding
   shares of the Fund:
                NAV =
     Total Assets - Liabilities
   -------------------------------
          Number of Shares
             Outstanding

   Generally, for other than the
   Money Market Funds you can find
   the Fund's NAV daily in The
   Wall Street Journal and other
   newspapers. NAV is calculated
   separately for each class of
   shares.


   -------------------------------

                                      TREASURY RESERVE MONEY MARKET FUND


                                      Per share net asset value (NAV) for the
                                      Treasury Reserve Money Market Fund is
                                      determined and its shares are priced twice a day. The NAV is determined at 1:00 p.m. Eastern time and at the close of regular trading on the New York Stock Exchange, normally at 4:00 p.m. Eastern time on days the Exchange and the Federal Reserve Bank of Atlanta are open.


                                      Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is received. This is what is known as the offering price.


                                      The Treasury Reserve Money Market Fund
                                      uses the amortized cost method of valuing its investments, which does not take into account unrealized gains or losses.

                                      ALL OTHER FUNDS
                                      Per share net asset value (NAV) for each Fund is determined and its shares are priced at the close of regular trading on the New York Stock Exchange, normally at 4:00 p.m. Eastern time on days the Exchange and the Federal Reserve Bank of Atlanta are open.
                                      Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is accepted by the Fund less any applicable sales charge as noted in the section on "Distribution Arrangements/Sales Charges." This is what is known as the offering price. For further information regarding the methods used in valuing the Fund's investments, please see the SAI.
                                      The Fund's securities are generally valued at current market prices. If market quotations are not available, prices will be based on fair value as determined by the Fund's Trustees.

   SHAREHOLDER INFORMATION

   PURCHASING AND ADDING TO YOUR SHARES

                                                                                             MINIMUM INITIAL        MINIMUM
                                                                         ACCOUNT TYPE          INVESTMENT          SUBSEQUENT
                                                                   Class A or Class B
                                                                   ----------------------------------------------------------
                                                                   Regular                            $1,000               $0
                                                                   ----------------------------------------------------------
                                                                   Automatic Investment Plan          $1,000              $50

                                        All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks are not accepted.
                                        A Fund may waive its minimum purchase
                                        requirement. The Distributor may reject
                                        a purchase order if it considers it in
                                        the best interest of the Fund and its
                                        shareholders.

   -----------------------------------------------------------------------------

   AVOID 31% TAX WITHHOLDING

   Each Fund is required to withhold 31% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Fund with their certified taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.
   -----------------------------------------------------------------------------
   You may purchase Funds through
   the Distributor or through
   banks, brokers and other
   investment representatives,
   which may charge additional
   fees and may require higher
   minimum investments or impose
   other limitations on buying
   and selling shares. If you
   purchase shares through an
   investment representative,
   that party is responsible for
   transmitting orders by close
   of business and may have an
   earlier cut-off time for
   purchase and sale requests.
   Consult your investment
   representative or institution
   for specific information.

   SHAREHOLDER INFORMATION

   PURCHASING AND ADDING TO YOUR SHARES
   CONTINUED

   INSTRUCTIONS FOR OPENING OR ADDING TO AN ACCOUNT

   BY REGULAR MAIL
   If purchasing through your financial advisor or brokerage account, simply tell your advisor or broker that you wish to purchase shares of the Funds and he or she will take care of the necessary documentation. For all other purchases, follow the instructions below.

   Initial Investment:

   1. Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.

   2. Make check, bank draft or money order payable to "AmSouth Funds."

   3. Mail to: AmSouth Funds
     P.O. Box 182733, Columbus, OH 43218-2733

   Subsequent:

   1. Use the investment slip attached to your account statement.
      Or, if unavailable,
   2. Include the following information on a piece of paper:
      - AmSouth Funds/Fund name
      - Share class
      - Amount invested
      - Account name
      - Account number
      Include your account number on your check.
   3. Mail to: AmSouth Funds
     P.O. Box 182733, Columbus, OH 43218-2733

   BY OVERNIGHT SERVICE

   See instructions 1-2 above for subsequent investments.

   4. Send to: AmSouth Funds
     c/o BISYS Fund Services
     Attn: T.A. Operations
     3435 Stelzer Road, Columbus, OH 43219.

   ELECTRONIC PURCHASES

   Your bank must participate in the Automated Clearing House (ACH) and must be a U. S. Bank. Your bank or broker may charge for this service.

   Establish electronic purchase option on your account application or call 1-800-451-8382. Your account can generally be set up for electronic purchases within 15 days.

   Call 1-800-451-8382 to arrange a transfer from your bank account.

                                                          QUESTIONS?
                                                   Call 800-451-8382 or your
                                                  investment representative.

                                              ELECTRONIC VS. WIRE TRANSFER
                                              Wire transfers allow financial
                                              institutions to send funds to
                                              each other, almost
                                              instantaneously. With an
                                              electronic purchase or sale, the
                                              transaction is made through the
                                              Automated Clearing House (ACH)
                                              and may take up to eight days to
                                              clear. There is generally no fee
                                              for ACH transactions.

   SHAREHOLDER INFORMATION

   PURCHASING AND ADDING TO YOUR SHARES
   CONTINUED

   BY WIRE TRANSFER

   Note: Your bank may charge a wire transfer fee.

   For initial investment:
   Fax the completed application, along with a request for a confirmation number to 1-800-451-8382. Follow the instructions below after receiving your confirmation number.

   For initial and subsequent investments:
   Instruct your bank to wire transfer your investment to:

   AMSOUTH BANK


   Routing Number: ABA #044000024

   DDA#

   Include:
   Your name
   Your confirmation number

   AFTER INSTRUCTING YOUR BANK TO WIRE THE FUNDS, CALL 800-451-8382 TO ADVISE US OF THE AMOUNT BEING TRANSFERRED AND THE NAME OF YOUR BANK
   --------------------------------------
   YOU CAN ADD TO YOUR ACCOUNT BY USING
   THE CONVENIENT OPTIONS DESCRIBED
   BELOW. THE FUND RESERVES THE RIGHT TO
   CHANGE OR ELIMINATE THESE PRIVILEGES
   AT ANY TIME WITH 60 DAYS NOTICE.
   --------------------------------------
   AUTOMATIC INVESTMENT PLAN
   You can make automatic investments in
   the Funds from your bank account,
   through payroll deduction or from your
   federal employment, Social Security or
   other regular government checks.
   Automatic investments can be as little
   as $50, once you've invested the
   $1,000 minimum required to open the
   account.
   To invest regularly from your bank
   account:
      - Complete the Automatic Investment
        Plan portion on your Account
        Application.
        Make sure you note:
      - Your bank name, address and
        account number
      - The amount you wish to invest
        automatically (minimum $50)
      - How often you want to invest
        (every month, 4 times year, twice
        a year or once a year)
      - Attach a voided personal check.

   To invest regularly from your paycheck
   or government check:
   Call 1-800-451-8382 for an enrollment
   form or consult the SAI for additional
   information.
   -----------------------------------------------------------------------------

   DIVIDENDS AND DISTRIBUTIONS


   All dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested distributions. Dividends are higher for Class A shares than for Class B shares, because Class A shares have lower distribution expenses. Depending on the Fund, income dividends are usually paid monthly or quarterly. Capital gains are distributed at least annually.


   Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a distribution.
   -----------------------------------------------------------------------------
                                            DIRECTED DIVIDEND OPTION
                                            By selecting the appropriate box
                                            in the Account Application, you
                                            can elect to receive your
                                            distributions in cash (check) or
                                            have distributions (capital gains
                                            and dividends) reinvested in
                                            another AmSouth Mutual Fund
                                            without a sales charge. You must
                                            maintain the minimum balance in
                                            each Fund into which you plan to
                                            reinvest dividends or the
                                            reinvestment will be suspended
                                            and your dividends paid to you.
                                            The Fund may modify or terminate
                                            this reinvestment option without
                                            notice. You can change or
                                            terminate your participation in
                                            the reinvestment option at any
                                            time.

   SHAREHOLDER INFORMATION

   SELLING YOUR SHARES


   You may sell your shares at
   any time. Your sales price
   will be the next NAV after
   your sell order is received by
   the Fund, its transfer agent,
   or your investment
   representative. Normally you
   will receive your proceeds
   within a week after your
   request is received. See
   section on "General Policies
   on Selling Shares" below.


   BY TELEPHONE (UNLESS YOU HAVE DECLINED TELEPHONE SALES PRIVILEGES)

     1. Call 1-800-451-8382 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer). (See "General Policies on Selling Shares -- Verifying Telephone Redemptions" below)
   BY MAIL

     1. Call 1-800-451-8382 to request redemption forms or write a letter of instruction indicating:
        - your Fund and account number
        - amount you wish to redeem
        - address where your check should be sent
        - account owner signature


     2. Mail to: AmSouth Funds P.O. Box 182733 Columbus, OH 43218-2733


   BY OVERNIGHT SERVICE (SEE "GENERAL POLICIES ON SELLING SHARES - REDEMPTIONS IN WRITING REQUIRED" BELOW)

     1. See instruction 1 above.

     2. Send to AmSouth Funds c/o BISYS Fund Services Attn: T.A. Operations 3435 Stelzer Road Columbus, OH 43219


                                  WITHDRAWING MONEY FROM YOUR FUND INVESTMENT
                                  As a mutual fund shareholder, you are
                                  technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares. CONTINGENT DEFERRED SALES CHARGE
                                  When you sell Class B shares, you will be charged a fee for any shares that have not been held for a sufficient length of time. These fees will be deducted from the money paid to you. See the section on "Distribution Arrangements/Sales Charges" below for details.
                                  INSTRUCTIONS FOR SELLING SHARES
                                  If selling your shares through your financial adviser or broker, ask him or her for redemption procedures. Your adviser and/or broker may have transaction minimums and/or transaction times which will affect your redemption. For all other sales transactions, follow the instructions below.

   SHAREHOLDER INFORMATION

   SELLING YOUR SHARES
   CONTINUED

   WIRE TRANSFER

   You must indicate this option on your application.

   The Fund will charge a $7 wire transfer fee for each wire transfer request.
   Note: Your financial institution may also charge a separate fee.

   Call 1-800-451-8382 to request a wire transfer.

   If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day.

   ELECTRONIC REDEMPTIONS

   Your bank must participate in the Automated Clearing House (ACH) and must be a U.S. bank.

   Your bank may charge for this service.

   Call 1-800-451-8382 to request an electronic redemption.

   If you call by 4 p.m. Eastern time, the NAV of your shares will normally be determined on the same day and the proceeds credited within 7 days. SYSTEMATIC WITHDRAWAL PLAN

   You can receive automatic payments from you account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $25. To activate this feature:

   - Make sure you've checked the appropriate box on the account application. Or call 1-800-451-8382.

   - Include a voided personal check.

   - Your account must have a value of $5,000 or more to start withdrawals.

   - If the value of your account falls below $500, you may be asked to add sufficient funds to bring the account back to $500, or the Fund may close your account and mail the proceeds to you.

   SHAREHOLDER INFORMATION

   SELLING YOUR SHARES
   CONTINUED

   GENERAL POLICIES ON SELLING SHARES

   REDEMPTIONS IN WRITING REQUIRED

   You must request redemption in writing and obtain a signature guarantee if:

   - The check is not being mailed to the address on your account; or

   - The check is not being made payable to the owner of the account.

   A signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, or credit union, or from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

   VERIFYING TELEPHONE REDEMPTIONS

   The Fund makes every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

   REDEMPTIONS WITHIN 15 DAYS OF INITIAL INVESTMENT

   When you have made your initial investment by check, the proceeds of your redemption may be held up to 15 business days until the Transfer Agent is satisfied that the check has cleared. You can avoid this delay by purchasing shares with a certified check.

   REFUSAL OF REDEMPTION REQUEST

   Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining shareholders.

   REDEMPTION IN KIND

   Each Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

   CLOSING OF SMALL ACCOUNTS

   If your account falls below $50, the Fund may ask you to increase your balance. If it is still below $50 after 60 days, the Fund may close your account and send you the proceeds at the current NAV.

   UNDELIVERABLE REDEMPTION CHECKS

   For any shareholder who chooses to receive distributions in cash:

   If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the appropriate Fund.

   SHAREHOLDER INFORMATION

   DISTRIBUTION ARRANGEMENTS/SALES CHARGES

   CALCULATION OF SALES CHARGES
   CLASS A SHARES

   Shareholders who beneficially acquired Class A shares of a Fund in connection with the reorganization of a corresponding DG Investor Series fund in December 1998 may be eligible for lower sales charges; consult your investment representative or see the Statement of Additional Information.

   Class A shares are sold at their public offering price. This price equals NAV plus the initial sales charge, if applicable. Therefore, part of the money you invest will be used to pay the sales charge. The remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions.

   The current sales charge rates are as follows:

   FOR THE AMSOUTH INTERNATIONAL EQUITY, MID CAP, CAPITAL GROWTH AND LARGE CAP FUNDS, AGGRESSIVE GROWTH PORTFOLIO, GROWTH PORTFOLIO, GROWTH AND INCOME PORTFOLIO AND MODERATE GROWTH AND INCOME PORTFOLIO


                                          SALES CHARGE         SALES CHARGE
                   YOUR                    AS A % OF            AS A % OF
                INVESTMENT               OFFERING PRICE      YOUR INVESTMENT
      Up to $49,999                          4.50%                4.71%
      ------------------------------------------------------------------------
      $50,000 up to $99,999                  4.00%                4.17%
      ------------------------------------------------------------------------
      $100,000 up to $249,999                3.00%                3.09%
      ------------------------------------------------------------------------
      $250,000 up to $499,999                2.00%                2.04%
      ------------------------------------------------------------------------
      $500,000 up to $999,999                1.00%                1.01%
      ------------------------------------------------------------------------
      $1,000,000 and above(1)                0.00%                0.00%


   FOR THE AMSOUTH LIMITED TERM U.S. GOVERNMENT, AMSOUTH TENNESSEE TAX-EXEMPT AND AMSOUTH LIMITED TERM TENNESSEE TAX-EXEMPT FUNDS AND CURRENT INCOME PORTFOLIO


                                          SALES CHARGE         SALES CHARGE
                   YOUR                    AS A % OF            AS A % OF
                INVESTMENT               OFFERING PRICE      YOUR INVESTMENT
      Up to $99,999                          4.00%                4.17%
      ------------------------------------------------------------------------
      $100,000 up to $249,999                3.00%                3.09%
      ------------------------------------------------------------------------
      $250,000 up to $499,999                2.00%                2.04%
      ------------------------------------------------------------------------
      $500,000 up to $999,999                1.00%                1.01%
      ------------------------------------------------------------------------
      $1,000,000 and above(1)                0.00%                0.00%

   (1) There is no initial sales charge on purchases of $1 million or more. However, a contingent deferred sales charge (CDSC) of up to 1.00% of the purchase price will be charged to the shareholder if shares are redeemed in the first year after purchase. This charge will be based on the lower of your cost for the shares or their NAV at the time of redemption. There will be no CDSC on reinvested distributions. The Distributor will provide additional compensation in an amount up to 1.00% of the offering price of Class A Shares of the Funds for sales of $1 million to $3 million. For sales over $3 million, the amount of additional compensation will be negotiated.

   SHAREHOLDER INFORMATION

   DISTRIBUTION ARRANGEMENTS/SALES CHARGES
   CONTINUED

                                                                            YEARS             CDSC AS A % OF
                                                                            SINCE             DOLLAR AMOUNT
                                                                          PURCHASE          SUBJECT TO CHARGE*
                                                                             0-1                  5.00%
                                                                             1-2                  4.00%
                                                                             2-3                  3.00%
                                                                             3-4                  3.00%
                                                                             4-5                  2.00%
                                                                             5-6                  1.00%
                                                                         more than 6              None


                                          * For B Shares acquired in the
                                          combination of AmSouth Funds with ISG
                                          Funds, waivers are in place on the
                                          CDSC, charged if such Class B shares
                                          are sold within six years of purchase,
                                          which will decline as follows: 4%, 3%,
                                          3%, 2%, 2%, 1% to 0% in the seventh
                                          year. These shares will automatically
                                          convert to Class A shares of the same
                                          Fund after seven years from the end of
                                          the month of purchase.


   If you sell some but not all of your Class shares, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).
   CONVERSION FEATURE -- CLASS B SHARES
    - Class B shares automatically convert to Class A shares of the same Fund after eight years from the end of the month of purchase.
    - After conversion, your shares will be subject to the lower distribution and shareholder servicing fees charged on Class A shares which will increase your investment return compared to the Class B shares.
    - You will not pay any sales charge or fees when your shares convert, nor will the transaction be subject to any tax.
    - If you purchased Class B shares of one Fund which you exchanged for Class B shares of another Fund, your holding period will be calculated from the time of your original purchase of Class B shares.
    - The dollar value of Class A shares you receive will equal the dollar value of the Class B shares converted.
   FOR THE MONEY MARKET FUNDS
   No sales charge.
   CLASS B SHARES

   Class B shares are offered at NAV,
   without any up-front sales charge.
   Therefore, all the money you
   invest is used to purchase Fund
   shares. However, if you sell your
   Class B shares of the Fund before
   the sixth anniversary, you will
   have to pay a contingent deferred
   sales charge at the time of
   redemption. The CDSC will be based
   upon the lower of the NAV at the
   time of purchase or the NAV at the
   time of redemption according to
   the schedule below. There is no
   CDSC on reinvested dividends or
   distributions.

   SHAREHOLDER INFORMATION

   DISTRIBUTION ARRANGEMENTS/SALES CHARGES
   CONTINUED

   SALES CHARGE REDUCTIONS
   Reduced sales charges for Class A shares are available to shareholders with investments of $50,000 or more. In addition, you may qualify for reduced sales charges under the following circumstances.

    - LETTER OF INTENT. You inform the Fund in writing that you intend to purchase enough shares over a 13-month period to qualify for a reduced sales charge. You must include a minimum of 5% of the total amount you intend to purchase with your letter of intent.

    - RIGHTS OF ACCUMULATION. When the value of shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge.

    - COMBINATION PRIVILEGE. Combine accounts of multiple Funds (excluding the Money Market Fund) or accounts of immediate family household members (spouse and children under 21) to achieve reduced sales charges.

   SALES CHARGE WAIVERS
   CLASS A SHARES

   The following qualify for waivers of sales charges:

    - Shares purchased by investment representatives through fee-based investment products or accounts.

    - Shares purchased with proceeds from redemptions from another mutual fund complex within 30 days after redemption, if you paid a front end sales charge for those shares.

    - Shares purchased upon the reinvestment of dividend and capital gain distributions.

    - Shares purchased by investors through a payroll deduction plan.

    - Shares purchased by officers, directors, trustees, employees, retired employees, and their immediate family members of AmSouth Bancorporation, its affiliates and BISYS Fund Services and its affiliates and the sub-advisers of the Funds and their affiliates.

    - Shares purchased by employees and their immediate family members of dealers who have an agreement with the Distributor.


    - Shares obtained through exchange of Trust Class Shares.


   The Distribution may also waive the sales charge at anytime in its own discretion. Consult the SAI for more details concerning sales charges waivers.

     REINSTATEMENT PRIVILEGE

     If you have sold Class A shares and decide to reinvest in the Fund within a 90 day period, you will not be charged the applicable sales charge on amounts up to the value of the shares you sold. You must provide a written request for reinstatement and payment within 90 days of the date your instructions to sell were processed.

   SHAREHOLDER INFORMATION

   DISTRIBUTION ARRANGEMENTS/SALES CHARGES
   CONTINUED

   CLASS B SHARES

   The CDSC will be waived under certain circumstances, including the following:

    - Redemptions from accounts following the death or disability of the shareholder.

    - Returns of excess contributions to retirement plans.

    - Distributions of less than 10% of the annual account value under a Systematic Withdrawal Plan.

    - Shares issued in a plan of reorganization sponsored by the Adviser, or shares redeemed involuntarily in a similar situation.


   DISTRIBUTION (12b-1) AND SERVICE FEES

   12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Fund's shares and/or for providing shareholder services. 12b-1 fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment.

    - The 12b-1 and shareholder servicing fees vary by share class as follows:


      - Trust shares pay a shareholder servicing fee of up to .15% of the average daily net assets of a Fund.


      - Class A shares pay a shareholder servicing fee of up to .25% of the average daily net assets of a Fund.


      - Class B shares pay a 12b-1 fee of up to .75% of the average daily net assets of the applicable Fund. This will cause expenses for Class B shares to be higher and dividends to be lower than for Class A shares.



      - Class B Shares additionally pay a shareholder services fee of .25% of the average daily net assets of the applicable fund.


    - The higher 12b-1 fee on Class B shares, together with the CDSC, help the Distributor sell Class B shares without an "up-front" sales charge. In particular, these fees help to defray the Distributor's costs of advancing brokerage commissions to investment representatives.


   Over time shareholders will pay more than the equivalent of the maximum permitted front-end sales charge because
   12b-1 distribution and service fees are paid out of the Fund's assets on an on-going basis.

   SHAREHOLDER INFORMATION

   EXCHANGING YOUR SHARES

   You can exchange your shares in
   one Fund for shares of the same
   class of another AmSouth Fund,
   usually without paying additional
   sales charges (see "Notes"
   below). You must meet the minimum
   investment requirements for the
   Fund into which you are
   exchanging. Exchanges from one
   Fund to another are taxable.
   Class A Shares may also be
   exchanged for Institutional
   Shares of the same Fund if you
   become eligible to purchase
   Institutional Shares. No
   transaction fees are currently
   charged for exchanges.


   AUTOMATIC EXCHANGES

   You can use the Funds' Automatic
   Exchange feature to purchase
   shares of the Funds at regular
   intervals through regular,
   automatic redemptions from the
   AmSouth Prime Obligations Fund.
   To participate in the Automatic
   Exchange:
     - Complete the appropriate
       section of the Account
       Application.

     - Keep a minimum of $10,000 in
       the AmSouth Prime Money
       Market Fund and $1,000 in the
       Fund whose shares you are
       buying.


   To change the Automatic Exchange
   instructions or to discontinue
   the feature, you must send a
   written request to AmSouth Funds,
   P.O. Box 182733, Columbus, Ohio
   43218-2733.

                                     INSTRUCTIONS FOR EXCHANGING SHARES

                                     Exchanges may be made by sending a written request to AmSouth Funds, P.O. Box 182733, Columbus OH 43218-2733, or by calling 1-800-451-8382. Please provide the following information:

                                       - Your name and telephone number
                                       - The exact name on your account and
                                         account number
                                       - Taxpayer identification number (usually
                                         your Social Security number)
                                       - Dollar value or number of shares to be
                                         exchanged
                                       - The name of the Fund from which the
                                         exchange is to be made.
                                       - The name of the Fund into which the
                                         exchange is being made.
                                     See "Selling your Shares" for important
                                     information about telephone transactions.
                                     To prevent disruption in the management of the Funds, due to market timing strategies, exchange activity may be limited to four exchanges from a Fund during a calendar year.
                                     NOTES ON EXCHANGES

                                       - When exchanging Trust Shares of a Fund
                                         for Class A Shares of a Fund, you will
                                         be exempt from any applicable sales
                                         charge.

                                       - For Class A Shares, when exchanging
                                         from a Fund that has no sales charge or
                                         a lower sales charge to a Fund with a
                                         higher sales charge, you will pay the
                                         difference.
                                       - The registration and tax identification
                                         numbers of the two accounts must be
                                         identical.

                                       - The Exchange Privilege (including
                                         automatic exchanges) may be changed or
                                         eliminated at any time upon a 60-day
                                         notice to shareholders.

                                       - Be sure to read carefully the
                                         Prospectus of any Fund into which you
                                         wish to exchange shares.

   SHAREHOLDER INFORMATION

   DIVIDENDS, DISTRIBUTIONS AND TAXES

   Please consult your tax adviser regarding your specific questions about federal, state and local income taxes. Below we have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.


   Each Fund distributes any net investment income as noted below and any net realized capital gains at least once a year. All distributions will be automatically reinvested in additional Fund Shares unless you request to receive all distributions in cash.


   MONTHLY

   - AmSouth Limited Term U.S. Government Fund

   - AmSouth Tennessee Tax-Exempt Fund

   - AmSouth Limited Term Tennessee Tax-Exempt Fund


   - AmSouth Treasury Reserve Money Market Fund



   - AmSouth Strategic Portfolios: Current Income Portfolio


   QUARTERLY


   - AmSouth Large Cap Fund



   - AmSouth Capital Growth Fund



   - AmSouth Mid Cap Fund



   - AmSouth Strategic Portfolios: Aggressive Growth Portfolio



   - AmSouth Strategic Portfolios: Growth Portfolio



   - AmSouth Strategic Portfolios: Growth and Income Portfolio



   - AmSouth Strategic Portfolios: Moderate Growth and Income Portfolio



   ANNUALLY



   - AmSouth International Equity


   The Tennessee Tax-Exempt Fund and Limited Term Tennessee Tax-Exempt Fund anticipate that, under normal conditions, substantially all of their income dividends will be exempt from Federal and Tennessee personal income taxes. However, any dividends from taxable investment are taxable as ordinary income.

   Generally, for federal income tax purposes, Fund distributions are taxable as ordinary income, except that distributions of long-term capital gains will be taxed as such regardless of how long you have held your shares. Distributions are taxable whether you received them in cash or in additional shares. Distributions are also taxable to you even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid).

   A Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, a Fund's yield on those securities would be decreased. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes. In addition, a Fund's investments in foreign securities or foreign currencies may increase or accelerate a Fund's recognition of ordinary income and may affect the timing or amount of a Fund's distributions.

   Any gain resulting from the sale or exchange of your Fund Shares (even if the income from which is Tax-Exempt) will generally be subject to tax. You should consult your tax adviser for more information on your own tax situation, including possible state and local taxes.


   AmSouth Funds will send you a statement each year showing the tax status of all your distributions.


   - For each Fund, other than the AmSouth Tennessee Tax-Exempt Fund and the AmSouth Limited Term Tennessee Tax-Exempt Fund, the dividends and short-term capital gains that you receive are considered ordinary income for tax purposes. For the AmSouth Tennessee Tax-Exempt Fund and the AmSouth Limited Term Tennessee Tax-Exempt Fund, any short-term capital gains that you receive are taxable to you as ordinary dividend income for Federal income tax purposes.

   - Any distributions of net long-term capital gains by a Fund are taxable to you as long-term capital gains for tax purposes, no matter how long you've owned shares in the Fund.

   SHAREHOLDER INFORMATION

   DIVIDENDS, DISTRIBUTIONS AND TAXES
   CONTINUED

   - Generally, the Funds' advisers do not consider taxes when deciding to buy or sell securities. Capital gains are realized from time to time as by-products of ordinary investment activities. Distributions may vary considerably from year to year.

   - If you sell or exchange shares, any gain or loss you have is a taxable event. This means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your federal income tax return.

   - Distributions of dividends or capital gains, and capital gains or losses from your sale or exchange of Fund shares, may be subject to state and local income taxes as well.

   The tax information in this prospectus is provided as general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. (Non-U.S. investors may be subject to U.S. withholding and estate tax.)

   MORE INFORMATION ABOUT TAXES IS IN OUR STATEMENT OF ADDITIONAL INFORMATION.

   AMSOUTH FUNDS
   3435 STELZER ROAD
   COLUMBUS, OH 43219

For more information about the Funds, the following documents are available free upon request:


ANNUAL/SEMI-ANNUAL REPORTS (REPORTS):


The Funds' annual and semi-annual reports to shareholders contain additional information on the Funds' investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Funds, including their operational and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

You can get free copies of Reports and the SAI, prospectuses of other members of the AmSouth Funds family, or request other information and discuss your questions about the Funds by contacting a broker or bank that sells the Funds. Or contact the Funds at:
                             AMSOUTH FUNDS
                             3435 STELZER ROAD
                             COLUMBUS, OHIO 43219
                             TELEPHONE: 1-800-451-8382
                             INTERNET: HTTP://WWW.AMSOUTHFUNDS.COM

You can review the Funds' reports and SAIs at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

- For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009 or by calling 1-800-SEC-0330.

- Free from the Commission's Website at http://www.sec.gov.

Investment Company Act file no. 811-5551.                           ASOP12/99ABT

                                 AMSOUTH FUNDS


                       Statement of Additional Information


                               December 14, 1999


                           --------------------------


This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Prospectus of the AmSouth International Equity Fund, the AmSouth Mid Cap Fund, the AmSouth Capital Growth Fund, the AmSouth Large Cap Fund, the AmSouth Limited Term U.S. Government Fund, the AmSouth Tennessee Tax-Exempt Fund, the AmSouth Limited Term Tennessee Tax-Exempt Fund, the AmSouth Treasury Reserve Money Market Fund, the AmSouth Strategic Portfolios: Aggressive Growth Portfolio, the AmSouth Strategic Portfolios: Growth Portfolio, the AmSouth Strategic Portfolios: Growth and Income Portfolio, the AmSouth Strategic
Portfolios: Moderate Growth and Income Portfolio, and the AmSouth Strategic
Portfolios: Current Income Portfolio (each a "Fund" and collectively the "Funds"), dated December 14, 1999. This Statement of Additional Information is incorporated by reference in its entirety into that Prospectus. A copy of the Prospectus may be obtained by writing to AmSouth Funds at P.O. Box 182733, Columbus, Ohio 43218-2733, or by telephoning toll free (800) 451-8382.

                                TABLE OF CONTENTS

                                                                           PAGE


Description of the Trust and the Funds.............................. B-2
Management of the Trust............................................. B-38
Management Arrangements............................................. B-40
Purchase and Redemption of Shares................................... B-48
Determination of Net Asset Value.................................... B-53
Shareholder Services and Privileges................................. B-54
Performance Information............................................. B-55
Dividends, Distribution and Taxes................................... B-59
Portfolio Transactions.............................................. B-66
Information About the Trust and the Funds........................... B-69
Counsel and Independent Auditors.................................... B-48
Financial Statements................................................ B-N/A
Appendix ........................................................... B-72

                       STATEMENT OF ADDITIONAL INFORMATION


                                 AMSOUTH FUNDS

         AmSouth Funds (the "Trust") is an open-end management investment company. The Trust consists of thirty-one series of units of beneficial interest ("Shares"), each representing interests in one of thirty-one separate investment portfolios. This Statement of additional information provides information with respect to thirteen such investment portfolios (each a "Fund"): the AmSouth International Equity Fund (the "International Equity Fund"), the AmSouth Mid Cap Fund (the "Mid Cap Fund"), the AmSouth Capital Growth Fund (the "Growth Opportunities Fund"), the AmSouth Large Cap Fund (the "Large Cap Fund," and these four Funds being collectively referred to as the "Capital Appreciation Funds"), the AmSouth Limited Term U.S. Government Fund (the "Limited Term U.S. Government Fund"), the AmSouth Tennessee Tax-Exempt Fund (the "Tennessee Tax-Exempt Fund"), the AmSouth Limited Term Tennessee Tax-Exempt Fund (the "Limited Term Tennessee Tax-Exempt Fund," and these three Funds being collectively referred to as the "Income Funds"), the AmSouth Treasury Reserve Money Market Fund (the "Treasury Reserve Money Market Fund", and this Fund also being referred to as the "Money Market Fund"), the AmSouth Strategic Portfolios:
Aggressive Growth Portfolio (the "Aggressive Growth Portfolio"), the AmSouth Strategic Portfolios: Growth Portfolio (the "Growth Portfolio"), the AmSouth Strategic Portfolios: Growth and Income Portfolio (the "Growth and Income Portfolio"), the AmSouth Strategic Portfolios: Moderate Growth and Income Portfolio (the "Moderate Growth and Income Portfolio"), and the AmSouth Strategic Portfolios: Current Income Portfolio (the "Current Income Portfolio," and these five Funds being collectively referred to as the "Strategic Portfolios"). The Limited Term U.S. Government Fund is also referred to herein as the "Taxable Fund," and the Tennessee Tax-Exempt Fund and the Limited Term Tennessee Tax-Exempt Fund are also collectively referred to herein as the "Tax-Free Funds." The Funds, except for the Treasury Reserve Money Market Fund, offer three classes of Shares: Trust Shares, Class A Shares, and Class B Shares. The Treasury Reserve Money Market Fund offers two classes of Shares: Trust Shares and Class A Shares. Much of the information contained in this Statement of Additional Information expands on subjects discussed in the Prospectus. Capitalized terms not defined herein are defined in the Funds' Prospectus. No investment in Shares of a Fund should be made without first reading that Fund's Prospectus.

                     DESCRIPTION OF THE TRUST AND THE FUNDS

GENERAL


         The Trust is an open-end management investment company, known as a mutual fund. Each of the Mid Cap, Large Cap, Limited Term U.S. Government, Treasury Reserve Money Market Funds and the Aggressive Growth, Growth, Growth and Income, Moderate Growth and Income and Current Income Portfolios is a diversified investment company, which means that, with respect to 75% of its total assets, the Fund will not invest more than 5% of its assets in the securities of any single issuer. Each of the International Equity, Capital Growth, Tennessee Tax-Exempt and Limited Term Tennessee Tax Exempt Funds is a non-diversified investment company, which means that the proportion of the Fund's assets that may be invested in the securities of a single issuer is not limited by the Investment Company Act of 1940, as amended (the "1940 Act").


         AmSouth Bank (the "Adviser") serves as each Fund's investment adviser.

         ASO Services Company (the "Administrator") serves as each Fund's administrator.

         BISYS Fund Services Limited Partnership (the "Distributor"), an affiliate of the Administrator, serves as each Fund's distributor.

                              STRATEGIC PORTFOLIOS


         Each of the Aggressive Growth Portfolio, Growth Portfolio, Growth and Income Portfolio, Moderate Growth and Income Portfolio and Current Income Portfolio (collectively, the "Strategic Portfolios") seeks to achieve its investment objective by allocating its assets among other mutual funds ("Underlying Funds") advised by the Adviser, within predetermined strategy ranges, as set forth below. The Adviser will make allocation decisions according to its outlook for the economy, financial markets and relative market valuation of the Underlying Funds.


         Each Strategic Portfolio will invest its assets in the Underlying Funds within the strategy ranges (expressed as a percentage of the Strategic Portfolio's assets) indicated below:


                                                                    Strategy Ranges
                                                                    ---------------
                                                                                          Moderate
                                           Aggressive                     Growth and     Growth and        Current
                                            Growth           Growth         Income         Income          Income
Underlying Fund                            Portfolio        Portfolio     Portfolio      Portfolio        Portfolio
---------------                            ---------        ---------     ---------      ---------        ---------
Large Cap Fund                               0-70%           0-65%          0-60%          0-50%             0%
Capital Growth Fund                          0-45%           0-25%          0-25%          0-15%             0%
Equity Income Fund                              0%           0-25%          0-25%          0-15%             0%
Mid Cap Fund                                 0-30%           0-25%          0-20%             0%             0%
Small Cap Fund                               0-30%           0-25%          0-20%             0%             0%
International Equity Fund                    0-20%           0-15%          0-15%             0%             0%
Bond Fund                                       0%              0%             0%             0%         35-55%
Limited Term Bond Fund                          0%              0%          0-20%          0-45%         40-60%
Prime Money Market Fund                      0-30%           0-20%          0-20%          0-20%          0-30%
Government Income Fund                          0%           0-25%          0-60%          0-70%             0%


         The Strategic Portfolios' selection of the Underlying Funds in which to invest, as well as the percentage of a Strategic Portfolio's assets which can be invested in each Underlying Fund, are not fundamental investment policies and can be changed without the approval of shareholders.

         Changes in the net asset value of the Underlying Funds may affect cash income, if any, derived from these investments and will affect a Strategic Portfolio's net asset value. Because each Strategic Portfolio invests primarily in other mutual funds, which fluctuate in value, the Strategic Portfolio's shares will correspondingly fluctuate in value. Although the Strategic Portfolios normally seek to remain substantially fully invested in the Underlying Funds, each Strategic Portfolio may invest temporarily in certain short-term obligations. Such obligations may be used to invest uncommitted cash balances or to maintain liquidity to meet shareholder redemptions. Each Strategic Portfolio also may borrow money for temporary or emergency purposes.

         The 1940 Act permits the Strategic Portfolios to invest without limitation in other investment companies that are part of the same "group of investment companies" (as defined in the 1940 Act), such as the Strategic Portfolios and the Underlying Funds, provided that the Strategic Portfolios observe certain limitations on the amount of sales loads and distribution-related fees that are borne by shareholders and do not invest in other funds of funds.

                           OTHER PORTFOLIO SECURITIES


         U.S. TREASURY SECURITIES. (Capital Appreciation, Income and Money Market Funds) Each Fund may invest in U.S. Treasury securities which include Treasury Bills, Treasury Notes and Treasury Bonds that differ in their interest rates, maturities and times of issuance. Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of greater than ten years.


         U.S. GOVERNMENT SECURITIES. (Capital Appreciation, Income and Money Market Funds) In addition to U.S. Treasury securities, each Fund may invest in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, for example, Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal Home Loan Banks, by the right of the issuer to borrow from the Treasury; others, such as those issued by the Federal National Mortgage Association, by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others, such as those issued by the Student Loan Marketing Association, only by the credit of the agency or instrumentality. These securities bear fixed, floating or variable rates of interest. Principal and interest may fluctuate based on generally recognized reference rates or the relationship of rates. While the U.S. Government provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law. Each Fund will invest in such securities only when it is satisfied that the credit risk with respect to the issuer is minimal. The U.S. Treasury Money Market Fund will not invest in securities issued or guaranteed by U.S. Government agencies, instrumentalities or government-sponsored enterprises that are not backed by the full faith and credit of the United States.

         BANK OBLIGATIONS. (Capital Appreciation and Tax-Free Funds) Each of these Funds may invest in bank obligations (other than those issued by the Adviser or its affiliates), including certificates of deposit ("CDs"), time deposits ("TDs"), bankers' acceptances and other short-term obligations of domestic banks, foreign subsidiaries or foreign branches of domestic banks, and domestic branches of foreign banks, domestic savings and loan associations and other banking institutions. Domestic commercial banks organized under Federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to have their deposits insured by the Federal Deposit Insurance Corporation (the "FDIC"). Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. In addition, state banks whose CDs may be purchased by the Fund are insured by the Bank Insurance Fund administered by the FDIC (although such insurance may not be of material benefit to the Fund, depending upon the principal amount of the CDs of each bank held by the Fund) and are subject to Federal examination and to a substantial body of Federal law and regulation. As a result of Federal and state laws and regulations, domestic branches of domestic banks, among other things, are generally required to maintain specified levels of reserves, and are subject to other supervision and regulation designed to promote financial soundness.

         Obligations of foreign branches of domestic banks, foreign subsidiaries of domestic banks and domestic branches of foreign banks, such as CDs and TDs, may be general obligations of the parent banks in addition to the issuing branch, or may be limited by the terms of a specific obligation or governmental regulation. Such obligations are subject to different risks than are those of domestic banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. Foreign branches and subsidiaries are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks, such as mandatory reserve requirements, loan limitations, and accounting, auditing and financial recordkeeping requirements. In addition, less information may be publicly available about a foreign branch of a domestic bank or about a foreign bank than about a domestic bank. If a domestic bank with deposits insured by the FDIC becomes insolvent, unsecured deposits and other general obligations of such bank's foreign branches will be subordinated to the receivership expenses of the FDIC and such bank's domestic deposits and would be subject to the loss of principal to a greater extent than such bank's domestic branch deposits.

         Obligations of United States branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by Federal and state regulation as well as governmental action in the country in which the foreign bank has its head office. In addition, Federal branches licensed by the Comptroller of the Currency and branches licensed by certain states ("State Branches") may be required to: (1) pledge to the regulator, by depositing assets with a designated bank within the state, a certain percentage of their assets as fixed from time to time by the appropriate regulatory authority; and (2) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state. The deposits of Federal and State Branches generally must be insured by the FDIC if such branches take deposits of less than $100,000.

         In view of the foregoing factors associated with the purchase of CDs and TDs issued by foreign branches of domestic banks, by foreign subsidiaries of domestic banks, or by domestic branches of foreign banks, the Adviser carefully evaluates such investments on a case-by-case basis.

         Each of these Funds may purchase CDs issued by banks, savings and loan associations and similar thrift institutions with less than $1 billion in assets, which are members of the FDIC, provided the Fund purchases any such CD in a principal amount of not more than $100,000, which amount would be fully insured by the Bank Insurance Fund or the Savings Association Insurance Fund administered by the FDIC. Interest payments on such a CD are not insured by the FDIC. No Fund will own more than one such CD per such issuer.

         Each of these Funds may invest in short-term U.S. dollar denominated corporate obligations that are originated, negotiated and structured by a syndicate of lenders ("Co-Lenders") consisting of commercial banks, thrift institutions, insurance companies, finance companies or other financial institutions one or more of which administers the security on behalf of the syndicate (the "Agent Bank"). Co-Lenders may sell such securities to third parties called "Participants." The Fund may invest in such securities either by participating as a Co-Lender at origination or by acquiring an interest in the security from a Co-Lender or a Participant (collectively, "participation interests"). Co-Lenders and Participants interposed between the Fund and the corporate borrower (the "Borrower"), together with Agent Banks, are referred herein as "Intermediate Participants." The Fund also may purchase a participation interest in a portion of the rights of an Intermediate Participant, which would not establish any direct relationship between the Fund and the Borrower. In such cases, the Fund would be required to rely on the Intermediate Participant that sold the participation interest not only for the enforcement of the Fund's rights against the Borrower but also for the receipt and processing of payments due to the Fund under the security. Because it may be necessary to assert through an Intermediate Participant such rights as may exist against the Borrower, in the event the Borrower fails to pay principal and interest when due, the Fund may be subject to delays, expenses and risks that are greater than those that would be involved if the Fund could enforce its rights directly against the Borrower. Moreover, under the terms of a participation interest, the Fund may be regarded as a creditor of the Intermediate Participant (rather than of the Borrower), so that the Fund also may be subject to the risk that the Intermediate Participant may become insolvent. Similar risks may arise with respect to the Agent Bank if, for example, assets held by the Agent Bank for the benefit of the Fund were determined by the appropriate regulatory authority or court to be subject to the claims of the Agent Bank's creditors. In such cases, the Fund might incur certain costs and delays in realizing payment in connection with the participation interest or suffer a loss of principal and/or interest. Further, in the event of the bankruptcy or insolvency of the Borrower, the obligation of the Borrower to repay the loan may be subject to certain defenses that can be asserted by such Borrower as a result of improper conduct by the Agent Bank or Intermediate Participant.

         COMMERCIAL PAPER AND OTHER SHORT-TERM CORPORATE OBLIGATIONS. (Capital Appreciation and Tax-Free Funds) Each of these Funds may invest in commercial paper, which consists of short-term, unsecured promissory notes issued to finance short-term credit needs. The commercial paper purchased by the Funds will consist only of direct obligations which, at the time of their purchase, are (a) rated not lower than Prime-1 by Moody's Investors Service, Inc. ("Moody's"), A-1 by Standard & Poor's Ratings Group ("S&P"), F-1 by Fitch IBCA, Inc. ("Fitch") or Duff-1 by Duff & Phelps Credit Rating Co. ("Duff"), or (b) issued by companies having an outstanding unsecured debt issue currently rated not lower than Aa3 by Moody's or AA- by S&P, Fitch or Duff, or (c) if unrated, determined by the Adviser to be of comparable quality to those rated obligations which may be purchased by the Fund.

         REPURCHASE AGREEMENTS. (Capital Appreciation, Income and Money Market Funds) Each Fund may enter into repurchase agreements which involve the acquisition by a Fund of an underlying debt instrument, subject to an obligation of the seller to repurchase, and such Fund to resell, the instrument at a fixed price usually not more than one week after its purchase. The Fund's custodian or sub-custodian employed in connection with third-party repurchase transactions will have custody of, and will hold in a segregated account, securities acquired by a Fund under a repurchase agreement. In connection with its third-party repurchase transactions, the Fund will employ only eligible sub-custodians that meet the requirements set forth in Section 17(f) of the 1940 Act. Repurchase agreements are considered by the staff of the Securities and Exchange Commission to be loans by the Fund entering into them. Certain costs may be incurred by a Fund in connection with the sale of the securities if the seller does not repurchase them in accordance with the repurchase agreement. In addition, if bankruptcy or insolvency proceedings are commenced with respect to the seller of the securities, realization on the securities by a Fund may be delayed or limited. Each Fund will consider on an ongoing basis the creditworthiness of the institutions with which it enters into repurchase agreements. In an attempt to reduce the risk of incurring a loss on a repurchase agreement, each Fund will enter into repurchase agreements only with registered or unregistered securities dealers or banks with total assets in excess of one billion dollars or primary government securities dealers reporting to the Federal Reserve Bank of New York, with respect to securities of the type in which such Fund may invest or government securities regardless of their remaining maturities, and will require that additional securities be deposited with it if the value of the securities purchased should decrease below resale price. The Adviser will monitor on an ongoing basis the value of the collateral to assure that it always equals or exceeds the repurchase price. Each Fund will consider on an ongoing basis the creditworthiness of the institutions with which it enters into repurchase agreements.

         ZERO COUPON AND STRIPPED SECURITIES. (Capital Appreciation, Income and Money Market Funds) Each Fund may invest in zero coupon U.S. Treasury securities, which are Treasury Notes and Bonds that have been stripped of their unmatured interest coupons, the coupons themselves and receipts or certificates representing interests in such stripped debt obligations and coupons. Each Fund, except the Limited Term U.S. Government Fund and U.S. Treasury Money Market Fund, also may invest in zero coupon securities issued by corporations and financial institutions which constitute a proportionate ownership of the issuer's pool of underlying U.S. Treasury securities. A zero coupon security pays no interest to its holder during its life and is sold at a discount to its face value at maturity. The amount of the discount fluctuates with the market price of the security. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically and are likely to respond to a greater degree to changes in interest rates than non-zero coupon securities having similar maturities and credit qualities. The Tennessee Tax-Exempt Fund will invest no more than 25% of the value of its net assets in zero coupon and stripped securities.

         FOREIGN GOVERNMENT OBLIGATIONS; SECURITIES OF SUPRANATIONAL ENTITIES. (Capital Appreciation and Tax-Free Funds) Each of these Funds may invest in obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by the Adviser to be of comparable quality to the other obligations in which such Fund may invest. Such securities also include debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank. The percentage of a Fund's assets invested in securities issued by foreign governments will vary depending on the relative yields of such securities, the economic and financial markets of the countries in which the investments are made and the interest rate climate of such countries.

         FLOATING AND VARIABLE RATE OBLIGATIONS. (Capital Appreciation and Tax-Free Funds) Each of these Funds may purchase floating and variable rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of 397 days, but which permit the holder to demand payment of principal at any time, or at specified intervals. Variable rate demand notes include master demand notes which are obligations that permit the Fund to invest fluctuating amounts, at varying rates of interest, pursuant to direct arrangements between the Fund, as lender, and the borrower. These obligations permit daily changes in the amount borrowed. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and a Fund may invest in obligations which are not so rated only if the Adviser determines that at the time of investment the obligations are of comparable quality to the other obligations in which the Fund may invest. The Adviser, on behalf of each Fund, will consider on an ongoing basis the creditworthiness of the issuers of the floating and variable rate demand obligations purchased by such Fund.

         NOTES. (Capital Appreciation Funds and Tax-Free Funds) Each of these Funds may purchase unsecured promissory notes ("Notes") which are not readily marketable and have not been registered under the Securities Act of 1933, as amended (the "1933 Act"), provided such investments are consistent with its investment objective.

         PARTICIPATION INTERESTS AND TRUST RECEIPTS. (Capital Appreciation and Tax-Free Funds) Each of these Funds may purchase from financial institutions and trusts created by such institutions participation interests and trust receipts in securities in which it may invest and may enter into loan participation agreements. A participation interest or receipt gives the Fund an undivided interest in the security in the proportion that the Fund's participation interest or receipt bears to the total principal amount of the security. These instruments may have fixed, floating or variable rates of interest with remaining maturities of 397 days or less. If the instrument is unrated, or has been given a rating below that which is permissible for purchase by the Fund, the instrument will be backed by an irrevocable letter of credit or guarantee of a bank or other entity the debt securities of which are rated high quality, or the payment obligation otherwise will be collateralized by U.S. Government securities, or, in the case of unrated instruments, the Adviser, acting upon delegated authority from the Trust's Board of Directors, must have determined that the instrument is of comparable quality to those instruments in which the Fund may invest. Participation interests or trust receipts with a rating below high quality that are backed by an irrevocable letter of credit or guarantee as described above will be purchased only if the Adviser, acting as described above, determines after an analysis of, among other factors, the creditworthiness of the guarantor that such instrument is high quality, and if the rating agency did not include the letter of credit or guarantee in its determination of the instrument's rating. If the rating of a participation interest or trust receipt is reduced subsequent to its purchase by the Fund, the Adviser will consider, in accordance with procedures established by the Board of Directors, all circumstances deemed relevant in determining whether the Fund should continue to hold the instrument. The guarantor of a participation interest or trust receipt will be treated as a separate issuer. For certain participation interests and trust receipts, the Fund will have the unconditional right to demand payment, on not more than seven days' notice, for all or any part of the Fund's interest in the security, plus accrued interest. As to these instruments, the Fund intends to exercise its right to demand payment only upon a default under the terms of the security, as needed to provide liquidity to meet redemptions, or to maintain or improve the quality of its investment portfolio.

         GUARANTEED INVESTMENT CONTRACTS. (Capital Appreciation and Tax-Free Funds) Each of these Funds may make limited investments in guaranteed investment contracts ("GICs") issued by highly rated U.S. insurance companies. Pursuant to such a contract, the Fund would make cash contributions to a deposit fund of the insurance company's general account. The insurance company would then credit to the Fund on a monthly basis interest which is based on an index (in most cases the Salomon Smith Barney CD Index), but is guaranteed not to be less than a certain minimum rate.

         ILLIQUID SECURITIES. (Capital Appreciation, Income and Money Market Funds) Each Fund may invest up to 15% (10% in the case of the Capital Growth, Limited Term U.S. Government, Tennessee Tax-Exempt, Limited Term Tennessee Tax-Exempt and Treasury Reserve Money Market Fund) of the value of its net assets in illiquid securities. As to these securities, the Fund is subject to a risk that should the Fund desire to sell them when a ready buyer is not available at a price the Fund deems representative of their value, the value of the Fund's net assets could be adversely affected. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities and includes, among other things, restricted securities other than those the Adviser has determined to be liquid pursuant to guidelines established by the Trust's Board and repurchase agreements maturing in more than seven days. Commercial paper issues include securities issued by major corporations without registration under the 1933 Act, in reliance on the exemption from such registration afforded by Section 3(a)(3) thereof and commercial paper and medium term notes issued in reliance on the so-called "private placement" exemption from registration which is afforded by
Section 4(2) of the 1933 Act ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the Federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) paper ordinarily is resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) paper, thus providing liquidity.


         In recent years a large institutional market has developed for certain securities that are not registered under the 1933 Act, including private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

         To facilitate the increased size and liquidity of the institutional markets for unregistered securities, the Securities and Exchange Commission adopted Rule 144A under the 1933 Act. Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Section 4(2) paper that is issued by a company that files reports under the Securities Exchange Act of 1934, as amended, generally is eligible to be sold in reliance on the safe harbor of Rule 144A. Pursuant to Rule 144A, the institutional restricted securities markets may provide both readily ascertainable values for restricted securities and the ability to liquidate an investment in order to satisfy share redemption orders on a timely basis. Where a substantial market of qualified institutional buyers has developed for certain restricted securities purchased by the Fund pursuant to Rule 144A under the 1933 Act, the Fund intends to treat such securities as liquid securities in accordance with procedures approved by the Trust's Board. Because it is not possible to predict with assurance how the market for specific restricted securities sold pursuant to Rule 144A will develop, the Trust's Board has directed the Adviser to monitor carefully each Fund's investments in such securities with particular regard to trading activity, availability of reliable price information and other relevant information. To the extent that, for a period of time, qualified institutional buyers cease purchasing restricted securities pursuant to Rule 144A, a Fund's investing in such securities may have the effect of increasing the level of illiquidity in its investment portfolio during such period.

         FORWARD COMMITMENTS. (Capital Appreciation, Income and Money Market Funds) Each Fund may purchase securities on a when-issued or forward commitment basis, which means that the price is fixed at the time of commitment, but delivery and payment ordinarily take place a number of days after the date of the commitment to purchase. Each Fund will make commitments to purchase such securities only with the intention of actually acquiring the securities, but the Fund may sell these securities before the settlement date if it is deemed advisable. The Fund will not accrue income in respect of a security purchased on a forward commitment basis prior to its stated delivery date.

         Securities purchased on a forward commitment or when-issued basis are subject to changes in value (generally changing in the same way, i.e., appreciating when interest rates decline and depreciating when interest rates rise) based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Securities purchased on a forward commitment or when-issued basis may expose the Fund to risks because they may experience such fluctuations prior to their actual delivery. Purchasing securities on a when-issued basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. Purchasing securities on a forward commitment or when-issued basis when the Fund is fully or almost fully invested may result in greater potential fluctuation in the value of the Fund's net assets and its net asset value per share.

         INVESTMENT COMPANY SECURITIES. (Capital Appreciation, Income and Money Market Funds) Each Fund may invest in securities issued by other investment companies which principally invest in securities of the type in which such Fund invests. Under the 1940 Act, a Fund's investment in such securities currently is limited to, subject to certain exceptions, (i) 3% of the total voting stock of any one investment company, (ii) 5% of such Fund's total assets with respect to any one investment company and (iii) 10% of such Fund's total assets in the aggregate. Investments in the securities of other investment companies will involve duplication of advisory fees and certain other expenses.


         CONVERTIBLE SECURITIES. (Large Cap, Capital Growth, Mid Cap and International Equity Funds) Convertible securities may be converted at either a stated price or stated rate into underlying shares of common stock. Convertible securities have characteristics similar to both fixed income and equity securities. Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock of the same issuer. Because of the subordination feature, however, convertible securities typically have lower ratings than similar non-convertible securities.

         Although to a lesser extent than with fixed income securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

         Convertible securities are investments that provide for a stable stream of income with generally higher yields than common stocks. There can be no assurance of current income because the issuers of the convertible securities may default on their obligations. A convertible security, in addition to providing fixed income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. There can be no assurance of capital appreciation, however, because securities prices fluctuate. Convertible securities, however, generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation.


         WARRANTS. (Large Cap Equity, Capital Growth, Mid Cap and International Equity Funds) A warrant is an instrument issued by a corporation which gives the holder the right to subscribe to a specified amount of the corporation's capital stock at a set price for a specified period of time. A Fund may invest up to 5% of its net assets in warrants, except that this limitation does not apply to warrants purchased by the Fund that are sold in units with, or attached to, other securities.


         MORTGAGE-RELATED SECURITIES. Mortgage-related securities are a form of derivative collateralized by pools of commercial or residential mortgages. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations. These securities may include complex instruments such as collateralized mortgage obligations and stripped mortgage-backed securities, mortgage pass-through securities, interests in real estate mortgage investment conduits ("REMICs"), adjustable rate mortgages, real estate investment trusts ("REITs"), including debt and preferred stock issued by REITs, as well as other real estate-related securities. Mortgage-related securities include those with fixed, floating and variable interest rates, those with interest rates that change based on multiples of changes in a specified index of interest rates and those with interest rates that change inversely to changes in interest rates.

         Mortgages eligible for inclusion in a mortgage pool can include adjustable rate mortgage loans ("ARMs"). Arms will generally provide for a fixed initial mortgage interest rate for a specified period of time, generally for either the first three, six, twelve, thirteen, thirty-six, or sixty scheduled monthly payments. Thereafter, the interest rates are subject to periodic adjustment based on changes in an index. ARMs typically have minimum and maximum rates beyond which the mortgage interest rate may not vary over the lifetime of the loans. Certain ARMs provide for additional limitations on the maximum amount by which the mortgage interest rate may adjust for any single adjustment period. Negatively amortizing ARMs may provide limitations on changes in the required monthly payment. Limitations on monthly payments can result in monthly payments that are greater or less than the amount necessary to amortize a negatively amortizing ARM by its maturity at the interest rate in effect during any particular month.

         Mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including CMO residuals. Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.


         GOVERNMENT AGENCY SECURITIES. (Capital Growth and Limited Term U.S. Government Funds) Mortgage-related securities issued by the Government National Mortgage Association ("GNMA") include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee.

         GOVERNMENT RELATED SECURITIES. (Capital Growth and Limited Term U.S. Government Funds) Mortgage-related securities issued by the Federal National Mortgage Association ("FNMA") include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA and are not backed by or entitled to the full faith and credit of the United States. The FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of principal and interest by FNMA.


         Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as "Freddie

Macs" or "PCs"). The FHLMC is a corporate instrumentality of the United States created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Bank and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When the FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.


         PRIVATE ENTITY SECURITIES. (Capital Growth Fund) These mortgage-related securities are issued by commercial banks, savings and loan institutions, mortgage bankers, private mortgage insurance companies and other non-governmental issuers. Timely payment of principal and interest on mortgage-related securities backed by pools created by non-governmental issuers often is supported partially by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurers and the mortgage poolers. There can be no assurance that the private insurers or mortgage poolers can meet their obligations under the policies, so that if the issuers default on their obligations the holders of the security could sustain a loss. No insurance or guarantee covers the Fund or the price of the Fund's shares. Mortgage-related securities issued by non-governmental issuers generally offer a higher rate of interest than government-agency and government-related securities because there are no direct or indirect government guarantees of payment.

         COMMERCIAL MORTGAGE-RELATED SECURITIES. (Capital Growth Fund) Commercial mortgage-related securities generally are multi-class debt or pass-through certificates secured by mortgage loans on commercial properties. These mortgage-related securities generally are structured to provide protection to the senior classes investors against potential losses on the underlying mortgage loans. This protection generally is provided by having the holders of subordinated classes of securities ("Subordinated Securities") take the first loss if there are defaults on the underlying commercial mortgage loans. Other protection, which may benefit all of the classes or particular classes, may include issuer guarantees, reserve funds, additional Subordinated Securities, cross-collateralization and over-collateralization.


         The Fund may invest in Subordinated Securities issued or sponsored by commercial banks, savings and loan institutions, mortgage bankers, private mortgage insurance companies and other non-governmental issuers. Subordinated Securities have no governmental guarantee, and are subordinated in some manner as to the payment of principal and/or interest to the holders of more senior mortgage-related securities arising out of the same pool of mortgages. The holders of Subordinated Securities typically are compensated with a higher stated yield than are the holders of more senior mortgage-related securities. On the other hand, Subordinated Securities typically subject the holder to greater risk than senior mortgage-related securities and tend to be rated in a lower rating category, and frequently a substantially lower rating category, than the senior mortgage-related securities issued in respect of the same pool of mortgage. Subordinated Securities generally are likely to be more sensitive to changes in prepayment and interest rates and the market for such securities may be less liquid than is the case for traditional fixed-income securities and senior mortgage-related securities.

         The market for commercial mortgage-related securities developed more recently and in terms of total outstanding principal amount of issues is relatively small compared to the market for residential single-family mortgage-related securities. In addition, commercial lending generally is viewed as exposing the lender to a greater risk of loss than one- to four-family residential lending. Commercial lending, for example, typically involves larger loans to single borrowers or groups of related borrowers than residential one-to four-family mortgage loans. In addition, the repayment of loans secured by income producing properties typically is dependent upon the successful operation of the related real estate project and the cash flow generated therefrom. Consequently, adverse changes in economic conditions and circumstances are more likely to have an adverse impact on mortgage-related securities secured by loans on commercial properties than on those secured by loans on residential properties.


         COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS"). (Capital Growth Fund) A CMO is a multiclass bond backed by a pool of mortgage pass-through certificates or mortgage loans. CMOs may be collateralized by (a) Ginnie Mae, Fannie Mae, or Freddie Mac pass-through certificates, (b) unsecuritized mortgage loans insured by the Federal Housing Administration or guaranteed by the Department of Veterans' Affairs, (c) unsecuritized conventional mortgages, (d) other mortgage-related securities, or (e) any combination thereof. Each class of CMOs, often referred to as a "tranche," is issued at a specific coupon rate and has a stated maturity or final distribution date. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than the stated maturities or final distribution dates. The principal and interest on the underlying mortgages may be allocated among the several classes of a series of a CMO in many ways. One or more tranches of a CMO may have coupon rates which reset periodically at a specified increment over an index, such as the London Interbank Offered Rate ("LIBOR") (or sometimes more than one index). These floating rate CMOs typically are issued with lifetime caps on the coupon rate thereon. Each of these Funds also may invest in inverse floating rate CMOs. Inverse floating rate CMOs constitute a tranche of a CMO with a coupon rate that moves in the reverse direction to an applicable index such a LIBOR. Accordingly, the coupon rate thereon will increase as interest rates decrease. Inverse floating rate CMOs are typically more volatile than fixed or floating rate tranches of CMOs.


         Many inverse floating rate CMOs have coupons that move inversely to a multiple of the applicable indexes. The effect of the coupon varying inversely to a multiple of an applicable index creates a leverage factor. Inverse floaters based on multiples of a stated index are designed to be highly sensitive to changes in interest rates and can subject the holders thereof to extreme reductions of yield and loss of principal. The markets for inverse floating rate CMOs with highly leveraged characteristics at times may be very thin. The Fund's ability to dispose of its positions in such securities will depend on the degree of liquidity in the markets for such securities. It is impossible to predict the amount of trading interest that may exist in such securities, and therefore the future degree of liquidity.


         STRIPPED MORTGAGE-BACKED SECURITIES. (Capital Growth and Limited Term U.S. Government Funds) Each of these Funds also may invest in mortgage-backed securities otherwise eligible for investment when those securities are in "stripped" form. Stripped mortgage-backed securities are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities, each with a specified percentage of the underlying security's principal or interest payments. Mortgage securities may be partially stripped so that each investor class receives some interest and some principal. When securities are completely stripped, however, all of the interest is distributed to holders of one type of security, known as an interest-only security, or IO, and all of the principal is distributed to holders of another type of security known as a principal-only security, or PO. Strips can be created in a pass-through structure or as tranches of a CMO. The yields to maturity on IOs and POs are very sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IOs. Conversely, if the underlying mortgage assets experience less than anticipated prepayments of principal, the yield on POs could be materially and adversely affected.

         REAL ESTATE INVESTMENT TRUSTS. (Capital Growth Fund) A REIT is a corporation, or a business trust that would otherwise be taxed as a corporation, which meets the definitional requirements of the Internal Revenue Code of 1986, as amended (the "Code"). The Code permits a qualifying REIT to deduct dividends paid, thereby effectively eliminating corporate level Federal income tax and making the REIT a pass-through vehicle for Federal income tax purposes. To meet the definitional requirements of the Code, a REIT must, among other things, invest substantially all of its assets in interests in real estate (including mortgages and other REITs) or cash and government securities, derive most of its income from rents from real property or interest on loans secured by mortgages on real property, and distribute to shareholders annually a substantial portion of its otherwise taxable income.


         REITs are characterized as equity REITs, mortgage REITs and hybrid REITs. Equity REITs, which may include operating or finance companies, own real estate directly and the value of, and income earned by, the REITs depends upon the income of the underlying properties and the rental income they earn. Equity REITs also can realize capital gains (or losses) by selling properties that have appreciated (or depreciated) in value. Mortgage REITs can make construction, development or long-term mortgage loans and are sensitive to the credit quality of the borrower. Mortgage REITs derive their income from interest payments on such loans. Hybrid REITs combine the characteristics of both equity and mortgage REITs, generally by holding both ownership interests and mortgage interests in real estate. The value of securities issued by REITs are affected by tax and regulatory requirements and by perceptions of management skill. They also are subject to heavy cash flow dependency, defaults by borrowers or tenants, self-liquidation and the possibility of failing to qualify for tax-free status under the Code or to maintain exemption from the 1940 Act.


         ASSET-BACKED SECURITIES. (Capital Growth Fund) Asset-backed securities are a form of derivative. The securitization techniques used for asset-backed securities are similar to those used for mortgage-related securities. These securities include debt securities and securities with debt-like characteristics. The collateral for these securities has included home equity loans, automobile and credit card receivables, boat loans, computer leases, airplane leases, mobile home loans, recreational vehicle loans and hospital account receivables. Each of these Funds may invest in these and other types of asset-backed securities that may be developed in the future.


         Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may provide the Fund with a less effective security interest in the related collateral than do mortgage-backed securities. Therefore, there is the possibility that recoveries on the underlying collateral may not, in some cases, be available to support payments on these securities.


         AMERICAN DEPOSITARY RECEIPTS. (Large Cap, Capital Growth, Mid Cap and International Equity Funds) Each of these Funds may invest in the securities of foreign issuers in the form of American Depositary Receipts ("ADRs") and other forms of depositary receipts. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. Generally, ADRs in registered form are designed for use in the United States securities markets. Each of these Funds may invest in ADRs through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities.

         STANDARD & POOR'S DEPOSITARY RECEIPTS. (Capital Growth Fund) These securities, commonly referred to as "spiders," represent an interest in a fixed portfolio of common stocks designed to track the price and dividend yield performance of the Standard & Poor's 500 Index or the Standard & Poor's MidCap 400 Index, as the case may be.

         MUNICIPAL OBLIGATIONS. (Limited Term Tennessee Tax-Exempt and Tennessee Tax-Exempt Funds) The term "Municipal Obligations" generally includes debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which Municipal Obligations may be issued include refunding outstanding obligations, obtaining funds for general operating expenses and lending such funds to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, industrial, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity, or sewage or solid waste disposal; the interest paid on such obligations may be exempt from Federal income tax, although current tax laws place substantial limitations on the size of such issues. There are, of course, variations in the security of Municipal Obligations, both within a particular classification and between classifications.

         Municipal Obligations bear fixed, floating or variable rates of interest, which are determined in some instances by formulas under which the Municipal Obligation's interest rate will change directly or inversely to changes in interest rates or an index, or multiples thereof, in many cases subject to a maximum and minimum. Certain Municipal Obligations are subject to redemption at a date earlier than their stated maturity pursuant to call options, which may be separated from the related Municipal Obligations and purchased and sold separately.

         Floating and variable rate demand notes and bonds are tax exempt obligations ordinarily having stated maturities in excess of one year, but which permit the holder to demand payment of principal at any time, or at specified intervals. The issuer of such obligations ordinarily has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders thereof. The interest rate on a floating rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable rate demand obligation is adjusted automatically at specified intervals.

         The yields on Municipal Obligations are dependent on a variety of factors, including general economic and monetary conditions, money market factors, conditions in the Municipal Obligations market, size of a particular offering, maturity of the obligation and rating of the issue. The imposition of the advisory and administration fees, as well as other Fund operating expenses, will have the effect of reducing the yield to investors.

         Each of these Funds may invest up to 5% of the value of its total assets in municipal lease obligations or installment purchase contract obligations (collectively, "lease obligations"). Lease obligations have special risks not ordinarily associated with Municipal Obligations. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation ordinarily is backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. Certain lease obligations in which these Funds may invest may contain

"non-appropriation" clauses which provide that the municipality has no obligation to make lease payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the leased property in the event of foreclosure might prove difficult. In addition, no assurance can be given as to the liquidity of certain lease obligations. The staff of the Securities and Exchange Commission currently considers certain lease obligations to be illiquid. The Trust's Board of Directors has established guidelines for the Adviser to determine the liquidity and appropriate valuation of lease obligations based on factors which include: (1) the frequency of trades and quotes for the lease obligation or similar securities; (2) the number of dealers willing to purchase or sell the lease obligation or similar securities and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security or similar securities; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer.

         Each of these Funds may purchase tender option bonds and similar securities. A tender option bond is a Municipal Obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax exempt rates, that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the Municipal Obligation's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax exempt rate. The Adviser, on behalf of the Fund, will consider on an ongoing basis the creditworthiness of the issuer of the underlying Municipal Obligation, of any custodian and of the third party provider of the tender option. In certain instances and for certain tender option bonds, the option may be terminable in the event of a default in payment of principal or interest on the underlying Municipal Obligations and for other reasons.

         Each Fund will purchase tender option bonds only when it is satisfied that the custodial and tender option arrangements, including the fee payment arrangements, will not adversely affect the tax exempt status of the underlying Municipal Obligations and that payment of any tender fees will not have the effect of creating taxable income for the Fund. Based on the tender option bond agreement, each of these Funds expects to be able to value the tender option bond at par; however, the value of the instrument will be monitored to assure that it is valued at fair value.

         RATINGS OF MUNICIPAL OBLIGATIONS. Subsequent to its purchase by a Fund, an issue of rated Municipal Obligations may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require the sale of such Municipal Obligations by the Fund, but the Adviser will consider such event in determining whether the Fund should continue to hold the Municipal Obligations. To the extent that the ratings given by Moody's, S&P or Fitch for Municipal Obligations may change as a result of changes in such organizations or their rating systems, the Fund will attempt to use comparable ratings as standards for its investments in accordance with the investment policies contained in the Fund's Prospectus and this Statement of Additional Information. The ratings of Moody's, S&P and Fitch represent their opinions as to the quality of the Municipal Obligations which they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. Although these ratings may be an initial criterion for selection of portfolio investments, the Adviser also will evaluate these securities and the creditworthiness of the issuers of such securities based upon financial and other available information.

         The average dollar-weighted credit rating of the Municipal Obligations held by the Tennessee Tax-Exempt Fund and Limited Term Tennessee Tax-Exempt Fund will be at least A- by Moody's, S&P or Fitch. To further limit risk, each Municipal Obligation in which the Fund may invest must be rated, in the case of bonds, at least Baa by Moody's or at least BBB by S&P and Fitch. Each Fund may invest in short-term Municipal Obligations which are rated in the two highest categories by Moody's, S&P or Fitch. The average dollar-weighted portfolio credit rating will be measured on the basis of the dollar value of the Municipal Obligations purchased and their credit rating without reference to rating subcategories. The Tennessee Tax-Exempt Fund and Limited Term Tennessee Tax-Exempt Fund also may invest in Municipal Obligations which, while not rated, are determined by the Adviser to be of comparable quality to the rated securities in which the Fund may invest.

                                    POLICIES

         INVESTMENT TECHNIQUES AND PORTFOLIO TURNOVER RATES. (Capital Appreciation, Income and Money Market Funds) As discussed below, each Fund may engage in various investment techniques the use of which involves risk. Investors in the Tennessee Tax-Exempt or Limited Term Tennessee Tax-Exempt Funds should be aware that the use of these techniques may give rise to taxable income. Using these techniques may produce higher than normal portfolio turnover for a Fund and may affect the degree to which its net asset value fluctuates.

          Portfolio turnover may vary from year to year, as well as within a year. No Fund will consider portfolio turnover to be a limiting factor in making investment decisions. Under normal market conditions, the portfolio turnover rate for the current fiscal year is anticipated to be less than 200% for the Mid-Cap Fund, Growth Opportunities Fund, International Equity Fund, Tennessee Tax-Exempt Fund and Limited Term Tennessee Tax-Exempt Fund, and is anticipated to be less than 100% for the Large-Cap Equity Fund, Limited Term U.S. Government Fund and each Strategic Portfolio. A portfolio turnover rate of 100% is equivalent to the Fund buying and selling all of the securities in its portfolio once in the course of a year.

Higher portfolio turnover rates are likely to result in comparatively greater brokerage commissions or transaction costs. In addition, short-term gains realized from portfolio transactions are taxable to shareholders as ordinary income. Each Money Market Fund will have a high portfolio turnover, but that should not adversely affect the Fund since it usually does not pay brokerage commissions when it purchases short-term debt obligations.

         DURATION. (Limited Term Tennessee Tax-Exempt Fund) This Fund follows a controlled duration strategy. As a measure of a fixed income security's cash flow, duration is an alternative to the concept of "term to maturity" in assessing the price volatility associated with changes in interest rates. Generally, the longer the duration, the more volatility an investor should expect. For example, the market price of a bond with a duration of three years would be expected to decline 3% if interest rates rose 1%. Conversely, the market price of the same bond would be expected to increase 3% if interest rates fell 1%. The market price of a bond with a duration of six years would be expected to increase or decline twice as much as the market price of a bond with a three-year duration. Duration is a way of measuring a security's maturity in terms of the average time required to receive the present value of all interest and principal payments as opposed to its term to maturity. The maturity of a security measures only the time until final payment is due; it does not take account of the pattern of a security's cash flows over time, which would include how cash flow is affected by prepayments and by changes in interest rates. Incorporating a security's yield, coupon interest payments, final maturity and option features into one measure, duration is computed by determining the weighted average maturity of a bond's cash flows, where the present values of the cash flows serve as weights. In computing the duration of the Fund, the Adviser will estimate the duration of obligations that are subject to features such as prepayment or redemption by the issuer, put options retained by the investor or other imbedded options, taking into account the influence of interest rates on prepayments and coupon flows.

         LENDING PORTFOLIO SECURITIES. (Capital Appreciation Funds, Income Funds and Money Market Funds) From time to time, each Fund may lend securities from its investment portfolio to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. Such loans may not exceed 33-1/3% of the value of the relevant Fund's total assets. In connection with such loans, each Fund will receive collateral consisting of cash or U.S. Government securities which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Each Fund can increase its income through the investment of such collateral. Each Fund continues to be entitled to payments in amounts equal to the dividends, interest and other distributions payable on the loaned security and receives interest on the amount of the loan. Such loans will be terminable at any time upon specified notice. A Fund might experience risk of loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with such Fund. From time to time, a Fund may return to the borrower or a third party which is unaffiliated with the Fund, and which is acting as a "placing broker," a part of the interest earned from the investment of collateral received for securities loaned.

         The Securities and Exchange Commission currently requires that the following conditions must be met whenever portfolio securities are loaned: (1) the Fund must receive at least 100% cash collateral from the borrower; (2) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (3) the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions payable on the loaned securities, and any increase in market value; (5) the Fund may pay only reasonable custodian fees in connection with the loan; and (6) while voting rights on the loaned securities may pass to the borrower, the Trust's Board of Directors must terminate the loan and regain the right to vote the securities if a material event adversely affecting the investment occurs.


         OPTIONS TRANSACTIONS. (Large Cap, Capital Growth, Mid Cap and International Equity Funds) Each of these Funds may purchase call and put options in respect of specific securities in which the Fund may invest and write covered call and put option contracts. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at the exercise price at any time during the option period. Conversely, a put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security at the exercise price at any time during the option period. A covered call option sold by the Fund, which is a call option with respect to which the Fund owns the underlying security, exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or to possible continued holding of a security which might otherwise have been sold to protect against depreciation in the market price of the security. A covered put option sold by the Fund exposes the Fund during the term of the option to a decline in price of the underlying security. A put option sold by the Fund is covered when, among other things, permissible liquid assets are placed in a segregated account to fulfill the obligation undertaken.


         The principal reason for the Fund writing covered call options is to realize, through the receipt of premiums, a greater return than would be realized on its portfolio securities alone. In return for a premium, the writer of a covered call option forfeits the right to any appreciation in the value of the underlying security above the strike price for the life of the option (or until a closing purchase transaction can be effected). Nevertheless, the call writer retains the risk of a decline in the price of the underlying security. Similarly, the principal reason for writing covered put options is to realize income in the form of premiums. The writer of a covered put option accepts the risk of a decline in the price of the underlying security. The size of the premiums that the Fund may receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option-writing activities.

         Options written ordinarily will have expiration dates between one and nine months from the date written. The exercise price of the options may be below, equal to or above the market values of the underlying securities at the time the options are written. In the case of call options, these exercise prices are referred to as "in-the-money," "at-the-money" and "out-of-the-money," respectively. The Fund may write (a) in-the-money call options when the

Adviser expects that the price of the underlying security will remain stable or decline moderately during the option period, (b) at-the-money call options when the Adviser expects that the price of the underlying security will remain stable or advance moderately during the option period and (c) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option plus the appreciation in market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. In these circumstances, if the market price of the underlying security declines and the security is sold at this lower price, the amount of any realized loss will be offset wholly or in part by the premium received. Out-of-the-money, at-the-money and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions.

         So long as the Fund's obligation as the writer of an option continues, it may be assigned an exercise notice by the broker-dealer through which the option was sold, requiring it to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates when the option expires or the Fund effects a closing purchase transaction. The Fund can no longer effect a closing purchase transaction with respect to an option once it has been assigned an exercise notice.

         While it may choose to do otherwise, the Fund generally will purchase or write only those options for which the Adviser believes there is an active secondary market so as to facilitate closing transactions. There is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, at times have rendered certain clearing facilities inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that otherwise may interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. If, as a covered call option writer, the Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise or it otherwise covers its position.

         The Fund intends to treat options in respect of specific securities that are not traded on a national securities exchange and the securities underlying covered call options written by the Fund as illiquid securities.


         STOCK INDEX OPTIONS. (Large Cap, Capital Growth, Mid Cap and International Equity Funds) Each of these Funds may purchase and write put and call options on stock indexes listed on national securities exchanges or traded in the over-the-counter market to the extent of 15% of the value of its net assets. A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indexes are similar to options on stock except that (a) the expiration cycles of stock index options are monthly, while those of stock options are currently quarterly, and (b) the delivery requirements are different. Instead of giving the right to take or make delivery of a stock at a specified price, an option on a stock index gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or it may let the option expire unexercised.

         The effectiveness of the Fund's purchasing or writing stock index options will depend upon the extent to which price movements in its portfolio correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Fund will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indexes, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use by the Fund of options on stock indexes will be subject to the Adviser's ability to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

         When the Fund writes an option on a stock index, it will place in a segregated account permissible liquid assets in an amount at least equal to the market value of the underlying stock index and will maintain the account while the option is open or will otherwise cover the transaction.


         FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. (Large Cap, Capital Growth, Mid Cap, International Equity, Tennessee Tax-Exempt and Limited Term Tennessee Tax-Exempt Funds) None of these Funds will be a commodity pool. However, as a substitute for a comparable market position in the underlying securities or for hedging purposes, each of these Funds may engage in futures and options on futures transactions, as described below.

         The commodities transactions of each of these Funds must constitute bona fide hedging or other permissible transactions pursuant to regulations promulgated by the Commodity Futures Trading Commission. In addition, none of these Funds may engage in such transactions if the sum of the amount of initial margin deposits and premiums paid for unexpired commodity options, other than for bona fide hedging transactions, would exceed 5% of the liquidation value of the Fund's total assets, after taking into account unrealized profits and unrealized losses on such contracts it has entered into; provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5%. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, each of these Funds may be required to segregate permissible liquid assets in connection with its commodities transactions in an amount at least equal to the value of the underlying commodity.

         Initially, when purchasing or selling futures contracts, a Fund will be required to deposit with the Trust's custodian in the broker's name an amount of cash or cash equivalents up to approximately 10% of the contract amount. This amount is subject to change by the exchange or board of trade on which the contract is traded and members of such exchange or board of trade may impose their own higher requirements. This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures position, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker will be made daily as the price of the index or securities underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." At any time prior to the expiration of a futures contract, the Fund may elect to close the position by taking an opposite position, at the then prevailing price, which will operate to terminate its existing position in the contract.

         Although each of these Funds intends to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the relevant Fund to substantial losses. If it is not possible, or the Fund determines not, to close a futures position in anticipation of adverse price movements, it will be required to make daily cash payments of variation margin. In such circumstances, an increase in the value of the portion of the portfolio being hedged, if any, may offset partially or completely losses on the futures contract. However, no assurance can be given that the price of the securities being hedged will correlate with the price movements in a futures contract and thus provide an offset to losses on the futures contract.

         To the extent a Fund is engaging in a futures transaction as a hedging device, because of the risk of an imperfect correlation between securities in a portfolio that are the subject of a hedging transaction and the futures contract used as a hedging device, it is possible that the hedge will not be fully effective if, for example, losses on the portfolio securities exceed gains on the futures contract or losses on the futures contract exceed gains on the portfolio securities. For futures contracts based on indexes, the risk of imperfect correlation increases as the composition of a Fund's investments varies from the composition of the index. In an effort to compensate for the imperfect correlation of movements in the price of the securities being hedged and movements in the price of futures contracts, the Fund may buy or sell futures contracts in a greater or lesser dollar amount than the dollar amount of the securities being hedged if the historical volatility of the futures contract has been less or greater than that of the securities. Such "over hedging" or "under hedging" may adversely affect the Fund's net investment results if market movements are not as anticipated when the hedge is established.

         Successful use of futures by a Fund also is subject to the Adviser's ability to predict correctly movements in the direction of the market or interest rates. For example, if a Fund has hedged against the possibility of a decline in the market adversely affecting the value of securities held in its portfolio and prices increase instead, such Fund will lose part or all of the benefit of the increased value of securities which it has hedged because it will have offsetting losses in its futures positions. Furthermore, if in such circumstances the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. The Fund may have to sell such securities at a time when it may be disadvantageous to do so.

         An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of the option, the assumption of offsetting futures positions by the writer and holder of the option will be accompanied by delivery of the accumulated cash balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract.

         Call options sold by a Fund with respect to futures contracts will be covered by, among other things, entering into a long position in the same contract at a price no higher than the strike price of the call option, or by ownership of the instruments underlying, or instruments the prices of which are expected to move relatively consistently with, the instruments underlying the futures contract. Put options sold by a Fund with respect to futures contracts will be covered in the same manner as put options on specific securities as described above.

         Upon exercise of an option, the writer of the option delivers to the holder of the option the futures position and the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of options on futures contracts is limited to the premium paid for the option (plus transaction costs). Because the value of the option is fixed at the time of sale, there are no daily cash payments to reflect changes in the value of the underlying contract; however, the value of the option does change daily and that change would be reflected in the net asset value of the Fund.


         STOCK INDEX FUTURES AND OPTIONS ON STOCK INDEX FUTURES. (Large Cap, Capital Growth, Mid Cap and International Equity Funds) Each of these Funds may purchase and sell stock index futures contracts and options on stock index futures contracts to the extent of 15% of the value of its net assets.


         A stock index future obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. With respect to stock indexes that are permitted investments, each of these Funds intends to purchase and sell futures contracts on the stock index for which it can obtain the best price with consideration also given to liquidity.

         Each of these Funds may use index futures as a substitute for a comparable market position in the underlying securities.

         INTEREST RATE FUTURES CONTRACTS AND OPTIONS ON INTEREST RATE FUTURES CONTRACTS. (Tennessee Tax-Exempt and Limited Term Tennessee Tax-Exempt Funds) Each of these Funds may invest in interest rate futures contracts and options on interest rate futures contracts as a substitute for a comparable market position and to hedge against adverse movements in interest rates to the extent of 15% of the value of its net assets.

         To the extent the Fund has invested in interest rate futures contracts or options on interest rate futures contracts as a substitute for a comparable market position, the Fund will be subject to the same investment risks had it purchased the securities underlying the contract.

         Each of these Funds may purchase call options on interest rate futures contracts to hedge against a decline in interest rates and may purchase put options on interest rate futures contracts to hedge its portfolio securities against the risk of rising interest rates. The Fund may sell call options on interest rate futures contracts to partially hedge against declining prices of portfolio securities. The Fund may sell put options on interest rate futures contracts to hedge against increasing prices of the securities which are deliverable upon exercise of the futures contracts.

         Each of these Funds also may sell options on interest rate futures contracts as part of closing purchase transactions to terminate its options positions. No assurance can be given that such closing transactions can be effected or the degree of correlation between price movements in the options on interest rate futures and price movements in the Fund's investment securities which are the subject of the hedge.

         FUTURE DEVELOPMENTS. Each Fund may take advantage of opportunities in the area of options and futures contracts and options on futures contracts and any other derivative investments which are not presently contemplated for use by such Fund or which are not currently available but which may be developed, to the extent such opportunities are both consistent with its investment objective and legally permissible for the Fund. Before entering into such transactions or making any such investment, the Fund will provide appropriate disclosure in its Prospectus or this Statement of Additional Information.

         FOREIGN CURRENCY TRANSACTIONS. (International Equity Fund) Foreign currency transactions may be entered into for a variety of purposes, including: to fix in U.S. dollars, between trade and settlement date, the value of a security the Fund has agreed to buy or sell; to hedge the U.S. dollar value of securities the Fund already owns, particularly if it expects a decrease in the value of the currency in which the foreign security is denominated; or to gain exposure to the foreign currency in an attempt to realize gains.

         Foreign currency transactions may involve, for example, the Fund's purchase of foreign currencies for U.S. dollars or the maintenance of short positions in foreign currencies, which would involve the Fund agreeing to exchange an amount of a currency it did not currently own for another currency at a future date in anticipation of a decline in the value of the currency sold relative to the currency the Fund contracted to receive in the exchange. The Fund's success in these transactions will depend principally on the ability of the Fund's Sub-Adviser to predict accurately the future exchange rates between foreign currencies and the U.S. dollar.


         SHORT-SELLING. (International Equity Fund and, to a limited extent, Capital Growth, Limited Term U.S. Government, Tennessee Tax-Exempt and Limited Term Tennessee Tax-Exempt Funds) In these transactions the Fund sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund, which would result in a loss or gain, respectively. Securities will not be sold short if, after effect is given to any such short sale, the total market value of all securities sold short would exceed 25% of the value of the Fund's net assets. Each of these Funds, other than the International Equity Fund, will limit its short sales to those that are "against the box," a transaction in which the Fund enters into a short sale of a security which it owns. The proceeds of the short sale will be held by a broker until the settlement date at which time the

Fund delivers the security to close the short position. The Fund receives the net proceeds from the short sale. At no time will any of these Funds have more than 15% of the value of its net assets in deposits on short sales against the box.

         BORROWING MONEY. (Capital Appreciation Funds, Income Funds and Money Market Funds) As a fundamental policy, each Fund is permitted to borrow money in an amount up to 33-1/3% of the value of its total assets. However, each Fund currently intends to borrow money only for temporary or emergency (not leveraging) purposes, in an amount up to 33-1/3% of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of a Fund's total assets, such Fund will not make any investments. In addition, each Money Market Fund may borrow for investment purposes on a secured basis through entering into reverse repurchase agreements as described below.


         REVERSE REPURCHASE AGREEMENTS. (Treasury Reserve Money Market Fund only) This Fund may enter into reverse repurchase agreements with banks, brokers or dealers. Reverse repurchase agreements involve the transfer by the Fund of an underlying debt instrument in return for cash proceeds based on a percentage of the value of the security. The Fund retains the right to receive interest and principal payments on the security. The Fund will use the proceeds of reverse repurchase agreements only to make investments which generally either mature or have a demand feature to resell to the issuer at a date simultaneous with or prior to the expiration of the reverse repurchase agreement. At an agreed upon future date, the Fund repurchases the security at principal plus accrued interest. In certain types of agreements, there is no agreed upon repurchase date and interest payments are calculated daily, often based on the prevailing overnight repurchase rate. As a result of these transactions, the Fund may be exposed to greater potential fluctuations in the value of its assets and its net asset value per share. Interest costs on the money borrowed may exceed the return received on the securities purchased. The Trust's Directors have considered the risks to each of these Funds and their shareholders which may result from the entry into reverse repurchase agreements and have determined that the entry into such agreements is consistent with such Fund's investment objective and management policies. The Fund will maintain in a segregated account permissible liquid assets equal to the aggregate amount of its reverse repurchase obligations, plus accrued interest, in certain cases, in accordance with releases promulgated by the Securities and Exchange Commission.


                   INVESTMENT CONSIDERATIONS AND RISK FACTORS

         RISK OF INVESTING IN MUNICIPAL OBLIGATIONS. (Tennessee Tax-Exempt and Limited Term Tennessee Tax-Exempt Funds) Each of these Funds may invest more than 25% of the value of its total assets in Municipal Obligations which are related in such a way that an economic, business or political development or change affecting one such security also would affect the other securities; for example, securities the interest upon which is paid from revenues of similar types of projects or securities whose issuers are located in the same state. As a result, the Fund may be subject to greater risk as compared to a fund that does not follow this practice.

         Certain provisions in the Code relating to the issuance of Municipal Obligations may reduce the volume of Municipal Obligations qualifying for Federal tax exemption. One effect of these provisions could be to increase the cost of the Municipal Obligations available for purchase by the Fund and thus reduce its available yield. Proposals that may restrict or eliminate the income tax exemption for interest on Municipal Obligations may be introduced in the future. If any such proposal were enacted that would reduce the availability of Municipal Obligations for investment by the Fund so as to adversely affect its shareholders, the Trust would reevaluate the Fund's investment objective and policies and submit possible changes in the Fund's structure to shareholders for their consideration. If legislation were enacted that would treat a type of Municipal Obligation as taxable, the Fund would treat such security as a permissible taxable investment within the applicable limits set forth in the Prospectus.

         RISK OF INVESTING IN TENNESSEE MUNICIPAL OBLIGATIONS. (Tennessee Tax-Exempt Fund and Limited Term Tennessee Tax-Exempt Fund) Investors in the Tennessee Tax-Exempt Fund and Limited Term Tennessee Tax-Exempt Fund should consider carefully the special risks inherent in such Funds' investment in Tennessee Municipal Obligations. These risks result from the financial condition of the State of Tennessee. The following information constitutes only a brief summary, does not purport to be a complete description, and is based on information drawn from official statements relating to securities offerings of the State of Tennessee (the "State") and various local agencies, available as of the date of the Statement of Additional Information. While the Trust has not independently verified such information, it has no reason to believe that such information is not correct in all material respects.

         The Constitution of the State of Tennessee requires a balanced budget. In 1978, the voters of the State of Tennessee approved an amendment to the State Constitution requiring that (1) the total expenditures of the State for any fiscal year may not exceed the State's revenues and reserves, including the proceeds of debt obligations issued to finance capital expenditures and (2) in no year may the rate of growth of appropriations from State tax revenues exceed the estimated rate of growth of the State's economy. In the past the Governor and the General Assembly have had to restrict expenditures to comply with the State Constitution.

         Tennessee's fiscal year 1997-98 budget completed a six year plan for funding of improvements in the Basic Education Program for public schools and of teacher salary equalization, funded certain crime legislation aimed at juvenile crime, and expanded TennCare enrollment to all children without access to health insurance. The reduction in retirement contributions sufficient to fund contingency appropriations for a compound cost-of-living retirement adjustment, a 3.6% retirement adjustment, and a 1.5% salary increase for state employees, teachers and higher education was confirmed effective January 1, 1998. The General Assembly approved $60.8 million in general obligation bonds (excluding highway bonds), of which $24.8 million was for higher education projects, to fund part of the $93.1 million capital projects program.

         A budget transfer of $43 million from the Tennessee Housing Development Agency dedicated tax revenues, reserves and other funds was made as of June 30, 1998, to the State's General Fund. Such transfer did not impact the ratings on the Agency's outstanding debt.

         The Governor's $15.4 billion budget for fiscal year 1998-99 was amended and approved April 29, 1998. The budget includes a 1,049 reduction in then existing staff positions and an increase of 406 positions necessary for recommended improvements. The base budget includes a $57.1 million reduction in expenditures from General Fund taxes ($66.2 million from all tax sources). The improvement budget of $370 million from General Fund taxes includes $66.3 million for the Basic Education Program for public schools; $20.3 million for higher education operating budgets; $67.8 million for TennCare; $21 million for new prison beds and operating requirements; and a 2% salary increase effective January 1, 1999. The Governor recommended and the General Assembly passed $265.5 million in general obligation bonds (excluding highway bonds), of which $196.2 million is for higher education projects, to fund part of the $322.7 million capital projects program.

         On February 8, 1999, the Funding Board reported to the Governor and the Chairmen of the Finance, Ways & Means Committees of the Tennessee General Assembly its revised consensus revenue estimates for fiscal year 1998-99 and the first estimates for fiscal year 1999-2000, which became the basis for the fiscal year 1998-99 revised estimates and the estimates for fiscal year 1999-2000. The growth estimates for fiscal year 1998-99 for the General Fund taxes range from 2.25% to 2.75% and for all tax collections range from 2.5% to 3.0%. The budget document for fiscal year 1999-2000 estimates growth of 2.43% in 1998-99 which is $69.8 million less than the budgeted estimate. The shortfall is offset by fiscal year 1997-98's surplus and available reserves in the current year.

         Revenue collections for the six months of August 1998 through January 1999 increased by 3.36% over the same period last year. General Fund collections are $2.6 billion which is $20.2 million less than budgeted. The undercollection was in the franchise and excise taxes.

         The estimated financial effects of the Governor's proposed "Tax Relief & Fairness Act of 1999", which repeals the sales tax on grocery food and replaces the franchise and excise taxes with the "fair business tax" -a 2.5% tax on business compensation and profits (with a $50,000 exemption on each), are included in the 1999-2000 budget. The budget contemplates a net revenue increase from the 1999 Tax Bill of $406 million in General Fund revenue consisting of $40.6 million to the Reserve for Revenue Fluctuations and $365.4 million to fund the 1999-2000 budget.

         The $16.568 billion budget recommended for fiscal year 1999-2000 includes no growth in positions. The base budget includes $42.3 million to fund supplemental appropriations. The improvement budget of $416 million from general fund taxes includes $68.9 million for the Basic Education Program for public schools; $25.6 million for higher education operating budgets; $142.3 million for TennCare; $13.6 million for new prison beds and local jail beds; $20 million for state employee compensation issues; and $26 million for a 1.7% salary increase effective January 1, 2000 for state employees, teachers and higher education employees. The Governor recommended $166.5 million in general obligation bonds (excluding highway bonds), of which $75.9 million is for higher education projects, to fund part of the $246.9 million capital projects program.


         LOWER RATED SECURITIES RISK. (Capital Growth Fund) The Capital Growth Fund is permitted to invest, to a limited extent, in securities rated as low as Ba by Moody's or BB by S&P, Fitch or Duff. Such securities, though higher yielding, are characterized by risk. See the "Appendix" for a general description of Moody's, S&P, Fitch and Duff ratings. Although ratings may be useful in evaluating the safety of interest and principal payments, they do not evaluate the market value risk of these securities. The Fund will rely on the Adviser's judgment, analysis and experience in evaluating the creditworthiness of an issuer.


         Investors should be aware that the market values of many of these securities tend to be more sensitive to economic conditions than are higher rated securities and will fluctuate over time. These securities are considered by S&P, Moody's, Fitch and Duff generally to be predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation and generally will involve more credit risk than securities in the higher rating categories.

         Companies that issue certain of these securities often are highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risk associated with acquiring the securities of such issuers generally is greater than is the case with the higher rated securities. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of these securities may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations also may be affected adversely by specific corporate developments, forecasts, or the unavailability of additional financing. The risk of loss because of default by the issuer is significantly greater for the holders of these securities because such securities generally are unsecured and often are subordinated to other creditors of the issuer.

         Because there is no established retail secondary market for many of these securities, the Fund anticipates that such securities could be sold only to a limited number of dealers or institutional investors. To the extent a secondary trading market for these securities does exist, it generally is not as liquid as the secondary market for higher rated securities. The lack of a liquid secondary market may have an adverse impact on market price and yield and the Fund's ability to dispose of particular issues when necessary to meet its liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. The lack of a liquid secondary market for certain securities also may make it more difficult for the

Fund to obtain accurate market quotations for purposes of valuing its securities and calculating its net asset value. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of these securities. In such cases, judgment may play a greater role in valuation because less reliable, objective data may be available.

         These securities may be particularly susceptible to economic downturns. It is likely that an economic recession could disrupt severely the market for such securities and may have an adverse impact on the value of such securities. In addition, it is likely that any such economic downturn could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon and increase the incidence of default for such securities.

         This Fund may acquire these securities during an initial offering. Such securities may involve special risks because they are new issues. The Fund does not have any arrangement with any persons concerning the acquisition of such securities, and the Adviser will review carefully the credit and other characteristics pertinent to such new issues.

         The credit risk factors pertaining to lower rated securities also apply to lower rated zero coupon securities. Such zero coupon securities carry an additional risk in that, unlike securities which pay interest throughout the period to maturity, the Fund will realize no cash until the cash payment date unless a portion of such securities are sold and, if the issuer defaults, the Fund may obtain no return at all on its investment. See "Dividends, Distributions and Taxes."


         MORTGAGE-RELATED SECURITIES RISK. (Capital Growth and Limited Term U.S. Government Funds) Mortgage-related securities in which these Funds may invest are complex derivative instruments, subject to both credit and prepayment risk, and may be more volatile and less liquid than more traditional debt securities. Some mortgage-related securities have structures that make their reactions to interest rate changes and other factors difficult to predict, making their value highly volatile. No assurance can be given as to the liquidity of the market for certain mortgage-backed securities, such as collateralized mortgage obligations and stripped mortgage-backed securities. Determination as to the liquidity of interest-only and principal-only fixed mortgage-backed securities issued by the U.S. Government or its agencies and instrumentalities will be made in accordance with guidelines established by the Trust's Board of Directors. In accordance with such guidelines, the Adviser will monitor investments in such securities with particular regard to trading activity, availability of reliable price information and other relevant information. The Fund intends to treat other stripped mortgage-backed securities as illiquid securities.


         Mortgage-related securities are subject to credit risks associated with the performance of the underlying mortgage properties. Adverse changes in economic conditions and circumstances are more likely to have an adverse impact on mortgage-related securities secured by loans on certain types of commercial properties than on those secured by loans on residential properties. In addition, these securities are subject to prepayment risk, although commercial mortgages typically have shorter maturities than residential mortgages and prepayment protection features. In certain instances, the credit risk associated with mortgage-related securities can be reduced by third party guarantees or other forms of credit support. Improved credit risk does not reduce prepayment risk which is unrelated to the rating assigned to the mortgage-related security. Prepayment risk can lead to fluctuations in value of the mortgage-related security which may be pronounced. If a mortgage-related security is purchased at a premium, all or part of the premium may be lost if there is a decline in the market value of the security, whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. Certain mortgage-related securities that may be purchased by the Fund, such as inverse floating rate collateralized mortgage obligations, have coupons that move inversely to a multiple of a specific index which may result in a form of leverage. As with other interest-bearing securities, the prices of certain mortgage-related securities are inversely affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages underlying the security are more likely to be prepaid. For this and other reasons, a mortgage-related security's stated maturity may be shortened by unscheduled prepayments on the underlying mortgages, and, therefore, it is not possible to predict accurately the security's return to the Fund. Moreover, with respect to certain stripped mortgage-backed securities, if the underlying mortgage securities experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating category. During periods of rapidly rising interest rates, prepayments of mortgage-related securities may occur at slower than expected rates. Slower prepayments effectively may lengthen a mortgage-related security's expected maturity which generally would cause the value of such security to fluctuate more widely in response to changes in interest rates. Were the prepayments on the Fund's mortgage-related securities to decrease significantly, the Fund's effective duration, and thus sensitivity to interest rate fluctuations, would increase.

         SIMULTANEOUS INVESTMENTS. (Capital Appreciation, Income and Money Market Funds) Investment decisions for each Fund are made independently from those of the other investment companies, investment advisory accounts, custodial accounts, individual trust accounts and commingled funds that may be advised by the Adviser or, if applicable, sub-investment adviser. However, if such other investment companies or managed accounts desire to invest in, or dispose of, the same securities as the Fund, available investments or opportunities for sales will be allocated equitably to each of them. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by a Fund or the price paid or received by a Fund.

INVESTMENT RESTRICTIONS

         Each Fund's investment objective is a fundamental policy, which cannot be changed without approval by the holders of a majority (as defined in the 1940
Act) of the Fund's outstanding voting shares. In addition, each Fund has adopted investment restrictions numbered 1 through 5 as fundamental policies, and only the Funds so indicated have adopted investment restrictions numbered 6 through 9 as additional fundamental policies. These restrictions cannot be changed, as to a Fund, without approval by the holders of a majority (as defined in the 1940 Act) of such Fund's outstanding voting securities. Each Fund, except as otherwise indicated, has adopted investment restrictions numbered 10 through 13 as non-fundamental policies which may be changed by vote of a majority of the Trust's Trustees at any time.

                              FUNDAMENTAL POLICIES

         No Fund may:


         1. Purchase or sell commodities, commodity contracts (including futures contracts with respect to each Fund other than the International Equity, Mid Cap, Capital Growth, Large Cap, Limited Term U.S. Government, Tennessee Tax-Exempt, and Limited Term Tennessee Tax-Exempt Funds, which may purchase futures contracts), oil, gas or mineral exploration or development programs, or real estate (although investments by all of the Funds except the Treasury Reserve Money Market Fund in marketable securities of companies engaged in such activities and in securities secured by real estate or interests therein are not hereby precluded and investment in real estate investment trusts are permitted for the Mid Cap, Capital Growth, and Large Cap Funds).


         2. Borrow money or issue senior securities, except that each Fund may borrow from banks or enter into reverse repurchase agreements for temporary emergency purposes in amounts up to 331/3% of the value of its total assets at the time of such borrowing, or mortgage, pledge, or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 331/3% of the value of such Fund's total assets at the time of its borrowing. A Fund will not purchase securities while borrowings (including reverse repurchase agreements) in excess of 5% of its total assets are outstanding.

         3. Make loans, except that each Fund may purchase or hold debt instruments in accordance with its investment objective and policies, may lend Fund securities in accordance with its investment objective and policies, and may enter into repurchase agreements.

         4. Purchase securities on margin, sell securities short, participate on a joint or joint and several basis in any securities trading account, or underwrite the securities of other issuers, except to the extent that a Fund may be deemed to be an underwriter under certain securities laws in the disposition of "restricted securities" acquired in accordance with such Fund's investment objectives, restrictions and policies.

         5. Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act). A Fund's permitted borrowings and transactions in futures and options, to the extent permitted under the 1940 Act, are not considered senior securities for purposes of this investment restriction.


         The following investment restriction numbered 6 is a fundamental policy which applies only to the Treasury Reserve Money Market Fund. The Treasury Reserve Money Market Fund may not:


         6. Invest in securities other than those issued or guaranteed by the U.S. Government or its agencies or instrumentalities or repurchase agreements related thereto.

         The following investment restriction numbered 7 is a fundamental policy which applies to each of the Tennessee Tax-Exempt and Tennessee Limited Term Tax-Exempt Funds. Neither of these Funds may:

         7. Purchase any securities which would cause 25% or more of the Fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry; provided that this limitation shall not apply to Municipal Securities; and provided, further, that for the purpose of this limitation only, private activity bonds that are backed only by the assets and revenues of a non-governmental user shall not be deemed to be Municipal Securities.


         The following investment restriction numbered 8 is fundamental for the Treasury Reserve Money Market, International Equity Fund, Mid Cap Fund, Capital Growth Fund, Large Cap Fund, Limited Term U.S. Government Fund, Aggressive Growth Portfolio, Growth Portfolio, Growth and Income Portfolio, Moderate Growth and Income Portfolio, and Current Income Portfolio. None of these Funds may:

         8. Purchase any securities which would cause more than 25% of the value of such Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, and repurchase agreements secured by obligations of the U.S. government or its agencies or instrumentalities; (b) for the Aggressive Growth Portfolio, Growth Portfolio, Growth and Income Portfolio, Moderate Growth and Income Portfolio, and Current Income Portfolio, there is no limitation with respect to registered investment companies; (c) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (d) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry.

         The following investment restriction numbered 9 is fundamental for the Mid Cap Fund, Large Cap Fund, Limited Term U.S. Government Fund, Treasury Reserve Money Market Fund, Aggressive Growth Portfolio, Growth Portfolio, Growth and Income Portfolio, Moderate Growth and Income Portfolio, and Current Income Portfolio. No such fund may:


         9. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the value of such Fund's total assets would be invested in such issuer, or such Fund would hold more than 10% of any class of securities of the issuer or more than 10% of the outstanding voting securities of the issuer, except that up to 25% of the value of each Fund's total assets may be invested without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities or securities of other investment companies.

                                 *    *    *

                             NONFUNDAMENTAL POLICIES

         None of the Funds may:

         10. Invest in the securities of a company for the purpose of exercising management or control.

         11. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid, if, in the aggregate, more than 15% of the value of the Fund's net assets would be so invested.

         12. Purchase securities of other investment companies, except to the extent permitted under the 1940 Act.


         None of the International Equity, Capital Growth, Tennessee Tax-Exempt, and Limited Term Tennessee Tax-Exempt Funds will:


         13. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities if, immediately after such purchase, more than 5% of the value of its total assets would be invested in such issuer (except that up to 50% of the value of the Fund's total assets may be invested without regard to such 5% limitation). For purposes of this limitation, a security is considered to be issued by the government entity (or entities) whose assets and revenues back the security; with respect to a private activity bond that is backed only by the assets and revenues of a non-government user, a security is considered to be issued by such non-governmental user.

                             MANAGEMENT OF THE TRUST

TRUSTEES

         Overall responsibility for management of the Trust rests with the Board of Trustees of the Trust, who are elected by the Shareholders of the Trust. There are currently five Trustees, one of whom is an "interested person" of the Trust within the meaning of that term under the Investment Company Act of 1940. The Trustees, in turn, elect the officers of the Trust to supervise actively its day-to-day operations. The Trustees of the Trust, their current addresses, and principal occupations during the past five years are as follows (if no address is listed, the address is 3435 Stelzer Road, Columbus, Ohio 43219):

                                                  Position(s) Held         Principal Occupation
Name And Address                 Age              With The Trust           During The Past 5 Years
----------------                 ---              ----------------         -----------------------

J. David Huber*                  53               Chairman                 From June 1987 to present,
3435 Stelzer Road                                                          employee of BISYS Fund
Columbus, Ohio  43219                                                      Services Limited Partnership


Dick D. Briggs, Jr., M.D.        65               Trustee                  From September 1989 to present,
459 DER Building                                                           Emeritus Professor and Eminent Scholar
1808 7th Avenue South                                                      Chair, Univ. of Alabama at Birmingham;
UAB Medical Center                                                         from October 1979 to present, Physician,
Birmingham, Alabama 35294                                                  University of Alabama Health Services
                                                                           Foundation; from 1981 to 1995,
                                                                           Professor and Vice Chairman, Dept. of
                                                                           Medicine, Univ. of Alabama at
                                                                           Birmingham School of Medicine; from
                                                                           1988 to 1992, President, CEO and
                                                                           Medical Director, Univ. of Alabama
                                                                           Health Services Foundation


Wendell D. Cleaver               64               Trustee                  From September 3, 1993 to present,
209 Lakewood Drive, West                                                   retired; from December, 1988 to August,
Mobile, Alabama 36608                                                      1993, Executive Vice President, Chief
                                                                           Operating Officer and Director, Mobile
                                                                           Gas Service Corporation


Homer H. Turner, Jr.             71               Trustee                  From June 1991 to present, retired; until
751 Cary Drive                                                             June 1991, Vice President, Birmingham
Auburn, Alabama  36830-2505                                                Division, Alabama Power Company

James H. Woodward, Jr.           59               Trustee                  From 1996 to present, Trustee, The Sessions
The University of North                                                    Group; from July 1989 to present, Chancellor,
  Carolina at Charlotte                                                    The University of North Carolina at Charlotte;
Charlotte, North Carolina 28223                                            from April 1997 to present, Trustee, BISYS
                                                                           Variable Insurance Funds; from August 1984
                                                                           to July 1989, Senior Vice President, University
                                                                           College, University of Alabama at Birmingham

--------------------------

*   Indicates an "interested person" of the Trust as defined in the 1940
    Act.

         The Trustees receive fees and are reimbursed for expenses in connection with each meeting of the Board of Trustees they attend. However, no officer or employee of BISYS Fund Services, or BISYS Fund Services, Inc. receives any compensation from the Trust for acting as a Trustee.

OFFICERS

         The officers of each Fund, their current addresses, their age, and principal occupation during the past five years are as follows (if no address is listed, the address is 3435 Stelzer Road, Columbus, Ohio 43219):


                                     Position(s) Held               Principal Occupation
Name And Address          Age        With The Trust                 During Past 5 Years
----------------          ---        ----------------               --------------------
John F. Calvano           39         President                      From October, 1994 to present, employee of
                                                                    BISYS Fund Services Limited Partnership; from
                                                                    July, 1992 to August, 1994, investment
                                                                    representative, BA Investment Services; and
                                                                    from October, 1986 to July, 1994, Marketing
                                                                    Manager, Great Western Investment
                                                                    Management.

Walter B. Grimm           53         Vice President                 From June, 1992 to present, employee of BISYS
                                                                    Fund Services Limited Partnership; from 1990
                                                                    to 1992, President and CEO, Security
                                                                    Bancshares; from July, 1981 to present,
                                                                    President of Leigh Investments Consulting
                                                                    (investments firm).

Charles L. Booth          39         Treasurer                      From 1988 to present, employee of BISYS Fund
                                                                    Services Limited Partnership.

Rodney L. Ruehle          31         Secretary                      From August 1990 to August 1995, Assistant Treasurer
                                                                    of The Cardinal Group of Funds; from August 1995
                                                                    to present, Director, Administration Services,
                                                                    BISYS Fund Services, Inc.



Jeffrey C. Cusick         38         Assistant Secretary            An employee of BISYS Fund Services, Inc.
                                                                    since July 1995, and an officer of other
                                                                    investment companies administered by the
                                                                    Administrator or its affiliates.  From September
                                                                    1993 to July 1995, he was Assistant Vice
                                                                    President of Federated Administrative Services.

Alaina V. Metz            32          Assistant Secretary           From  June, 1995 to present, Chief
                                                                    Administrator, Administrative and Regulatory
                                                                    Services, BISYS Fund Services Limited
                                                                    Partnership; from May, 1989 to June, 1995,
                                                                    Supervisor, Mutual Fund Legal Department,
                                                                    Alliance Capital Management.



         The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices. BISYS receives fees from the Trust for acting as Administrator and BISYS Fund Services, Inc. receives fees from the Trust for acting as Transfer Agent for and for providing fund accounting services to the Trust. Messrs. Calvano, Cusick, Grimm, Booth and Smith and Ms. Metz are employees of BISYS Fund Services Limited Partnership.

                              COMPENSATION TABLE(1)
                              ------------------

                                             Pension or
                                             Retirement                              Total
                         Aggregate           Benefits       Estimated      Compensation
                         Compensation        Accrued        Annual         from AmSouth
Name of                  from AmSouth        As Part of     Benefits Upon  Mutual Funds
Position                 Fund Expenses       Fund Expenses  Retirement     paid to Trustee
--------                 -------------       -------------  -------------  ---------------
J. David Huber                None           None           None           None

James H.                      $14,000        None           None           $14,000
Woodward, Jr.

Homer H. Turner               $14,000        None           None           $14,000

Wendell D. Cleaver            $14,000        None           None           $14,000

Dick D. Briggs, Jr., -        $14,000        None           None           $14,000
M.D.

1 Figures are for the Trust's fiscal year ended July 31, 1999.

INVESTMENT ADVISER

         Investment advisory and management services are provided to the Money Market Funds, the Capital Appreciation Funds and the Income Funds by the Adviser pursuant to the

Investment Advisory Agreement dated as of August 1, 1988, as amended (the "First Investment Advisory Agreement").

         In selecting investments for each of the Income Funds, the Adviser attempts to anticipate interest rates, thereby capitalizing on cyclical movements in the bond markets. The Adviser seeks to achieve this goal through active management of the buying and selling of fixed-income securities in anticipation of changes in yields.

         Under the terms of the Agreement, the Trust has agreed to pay the Adviser a monthly fee at the annual rate set forth below as a percentage of the relevant Fund's average daily net assets.



                                                Annual Rate Of
                                                  Investment
Name Of Fund                                  Advisory Fee Payable
------------                                  --------------------

International Equity Fund                            1.25%
Mid Cap Fund                                         1.00%
Capital Growth Fund                                   .80%
Large Cap Fund                                        .80%
Limited Term U.S. Government Fund                     .65%
Tennessee Tax-Exempt Fund                             .65%
Limited Term Tennessee Tax-Exempt Fund                .65%
Treasury Reserve Money Market Fund                    .40%
Aggressive Growth Portfolio                           .20%
Growth Portfolio                                      .20%
Growth and Income Portfolio                           .20%
Moderate Growth and Income Portfolio                  .20%
Current Income Portfolio                              .20%



         From time to time, the Adviser may waive receipt of its fees and/or voluntarily assume certain expenses of a Fund, which would have the effect of lowering the overall expense ratio of that Fund and increasing yield to its investors. The Fund will not pay the Adviser at a later time for any amounts it may waive, nor will the Fund reimburse the Adviser for any amounts it may assume.

         With respect to International Equity Fund, the Adviser has entered into a Sub-Investment Advisory Agreement (the "Lazard Sub-Advisory Agreement") with Lazard Asset Management ("Lazard") dated [_________] 1999. As to such Fund, the Lazard Sub-Advisory Agreement is subject to annual approval by (i) the Board or
(ii) vote of a majority (as defined in the 1940 Act) of the Fund's outstanding voting securities, provided that in either event the continuance also is approved by a majority of the Board members who are not "interested persons" (as defined in the 1940 Act) of the Fund or Lazard, by vote cast in person at a meeting called for the purpose of voting on such approval. The Lazard Sub-Advisory Agreement is terminable without penalty, (i) by the Adviser on 60 days' notice, (ii) by the Fund's Board or by vote of the holders of a majority of the Fund's outstanding voting securities on 60 days' notice, or
(iii) upon not less than 90 days' notice, by Lazard. The Lazard Sub-Advisory Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act). Under the terms of the Lazard Sub-Advisory Agreement, the Adviser has agreed to pay Lazard a monthly fee at the annual rate of [.50%] of the value of the International Equity Fund's average daily net assets.

         With respect to Mid-Cap Fund, the Adviser has entered into a Sub-Investment Advisory Agreement (the "Bennett Lawrence Sub-Advisory Agreement") with Bennett Lawrence Management, LLC ("Bennett Lawrence") dated [__________] 1999. As to such Fund, the Bennett Lawrence Sub-Advisory Agreement is subject to annual approval by (i) the Board or (ii) vote of a majority (as defined in the 1940 Act) of the Fund's outstanding voting securities, provided that in either event the continuance also is approved by a majority of the Board members who are not "interested persons" (as defined in the 1940 Act) of the Fund or Bennett Lawrence, by vote cast in person at a meeting called for the purpose of voting on such approval. The Bennett Lawrence Sub-Advisory Agreement is terminable without penalty, (i) by the Adviser on 60 days' notice, (ii) by the Fund's Board or by vote of the holders of a majority of the Fund's outstanding voting securities on 60 days' notice, or (iii) upon not less than 90 days' notice, by Bennett Lawrence. The Bennett Lawrence Sub-Advisory Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act). Under the terms of the Bennett Lawrence Sub-Advisory Agreement, the Adviser has agreed to pay Bennett Lawrence a monthly fee at the annual rate set forth below as a percentage of the average daily net assets of the Mid-Cap Fund:

                                                        Annual Rate of Sub-
     Average Daily New                                 Advisory Fee Payable
     Assets of Mid-Cap Fund                               By the Adviser

on the first $25 million                                       [.75%]
on the next $50 million                                        [.625%]
on assets in excess of $75 million                             [.50%]


ADMINISTRATOR


         ASO Services Company ("ASC") serves as administrator (the "Administrator") to each Fund of the Trust pursuant to the Management and Administration Agreement dated as of April 1, 1996 (the "Administration Agreement"). ASC is a wholly-owned subsidiary of BISYS which is a wholly-owned subsidiary of BISYS Group, Inc., a publicly held company which is a provider of information processing, loan servicing and 401(k) administration and record-keeping services to and through banking and other financial organizations. The Administrator assists in supervising all operations of each Fund (other than those performed by the Adviser under the Advisory Agreements, the Sub-Advisers under the Sub-Advisory Agreements, those performed by AmSouth under its custodial services agreement with the Trust and those performed by BISYS Fund Services, Inc. under its transfer agency and fund accounting agreements with the Trust).

         Under the Administration Agreement, the Administrator has agreed to monitor the net asset value per Share of the Money Market Funds, to maintain office facilities for the Trust, to maintain the Trust's financial accounts and records, and to furnish the Trust statistical and research data and certain bookkeeping services, and certain other services required by the Trust. The Administrator prepares annual and semi-annual reports to the Securities and Exchange Commission, prepares federal and state tax returns, prepares filings with state securities commissions, and generally assists in supervising all aspects of the Trust's operations (other than those performed by the Adviser under the Advisory Agreements, the Sub-Advisers under the Sub-Advisory Agreements, those by AmSouth under its custodial services agreement with the Trust and those performed by BISYS Fund Services, Inc. under its fund accounting agreement and BISYS Fund Services Ohio, Inc. under its transfer agency agreement with the Trust). Under the Administration Agreement, the Administrator may delegate all or any part of its responsibilities thereunder.

         Under the Administration Agreement for expenses assumed and services provided as manager and administrator, the Administrator receives a fee from each Fund equal to the lesser of (a) a fee computed at the annual rate of twenty one-hundredths of one percent (0.20%) of such Fund's average daily net assets; or (b) such fee as may from time to time be agreed upon in writing by the Trust and the Administrator. A fee agreed to from time to time by the Trust and the Administrator may be significantly lower than the fee calculated at the annual rate and the effect of such lower fee would be to lower a Fund's expenses and increase the net income of such Fund during the period when such lower fee is in effect. Each Fund also bears expenses incurred in pricing securities owned by the Fund.

         For its services as administrator and expenses assumed pursuant to the Administration Agreement, the Administrator received the following fees:

         The Administration Agreement shall, unless sooner terminated as provided in the Administration Agreement (described below), continue until December 31, 2000. Thereafter, the Administration Agreement shall be renewed automatically for successive five-year terms, unless written notice not to renew is given by the non-renewing party to the other party at least 60 days' prior to the expiration of the then-current term. The Administration Agreement is terminable with respect to a particular Fund only upon mutual agreement of the parties to the Administration Agreement and for cause (as defined in the Administration Agreement) by the party alleging cause, on not less than 60 days' notice by the Trust's Board of Trustees or by the Administrator.

         The Administration Agreement provides that the Administrator shall not be liable for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith, or gross negligence in the performance of its duties, or from the reckless disregard by the Administrator of its obligations and duties thereunder.

EXPENSES

         Each Fund bears the following expenses relating to its operations: taxes, interest, any brokerage fees and commissions, fees of the Trustees of the Trust, Securities and Exchange Commission fees, state securities qualification fees, costs of preparing and printing Prospectuses for regulatory purposes and for distribution to current Shareholders, outside auditing and legal expenses, advisory and administration fees, fees and out-of-pocket expenses of the custodian and the transfer agent, dividend disbursing agents fees, fees and out-of-pocket expenses for fund accounting services, expenses incurred for pricing securities owned by it, certain insurance premiums, costs of maintenance of its existence, costs of Shareholders' and Trustees' reports and meetings, and any extraordinary expenses incurred in its operation.

         AmSouth and the Administrator each bear all expenses in connection with the performance of their services as Adviser and Administrator, respectively, other than the cost of securities (including brokerage commissions, if any) purchased for a Fund. No Fund will bear, directly or indirectly, the cost of any activity primarily intended to result in the distribution of Shares of such Fund; such costs will be borne by the Distributor.


         As a general matter, expenses are allocated to the Trust, Class A and Class B Shares of a Fund on the basis of the relative net asset value of each class. At present, the only expenses that will be borne solely by Class A and Class B Shares, other than in accordance with the relative net asset value of the class, are expenses under the Servicing Plan which relates only to the Class A Shares and the Distribution Plan which relates only to the Class B Shares.


SUB-ADMINISTRATORS

         AmSouth is retained by BISYS as the Sub-Administrator to the Trust pursuant to an agreement between the Administrator and AmSouth. On April 1, 1996, AmSouth entered into an Agreement with ASO as the Sub-Administrator of the Trust. Pursuant to this agreement, AmSouth has assumed certain of the Administrator's duties, for which AmSouth receives a fee, paid by the Administrator, calculated at an annual rate of up to (0.10%) ten one-hundredths of one percent of each Fund's average net assets.

         BISYS is retained by the Administrator as a Sub-Administrator to the Trust. Pursuant to its agreement with the Administrator, BISYS Fund Services is entitled to compensation as mutually agreed upon from time to time by it and the Administrator.

DISTRIBUTOR

         BISYS serves as distributor to each Fund of the Trust pursuant to the Distribution Agreement dated as of July 16, 1997 (the "Distribution Agreement"). The Distribution Agreement provides that, unless sooner terminated it will continue in effect until January 31, 2000, and from year to year thereafter if such continuance is approved at least annually (i) by the Trust's Board of Trustees or by the vote of a majority of the outstanding Shares of the Funds or Fund subject to such Distribution Agreement, and (ii) by the vote of a majority of the Trustees of the Trust who are not parties to such Distribution Agreement or interested persons (as defined in the 1940 Act) of any party to such Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated in the event of any assignment, as defined in the 1940 Act.

         Class A Shares of the Trust are subject to a Shareholder Servicing Plan (the "Servicing Plan") permitting payment of compensation to financial institutions that agree to provide certain administrative support services for their customers or account holders. Each Fund has entered into a specific arrangement with BISYS for the provision of such services by BISYS, and reimburses BISYS for its cost of providing these services, subject to a maximum annual rate of twenty-five one-hundredths of one percent (0.25%) of the average daily net assets of the Class A Shares of each Fund.

         The Servicing Plan was initially approved on December 6, 1995 by the Trust's Board of Trustees, including a majority of the trustees who are not interested persons of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the Servicing Plan (the "Independent Trustees"). The Servicing Plan reflects the creation of the Class A Shares, and provides for fees only upon that Class.

         The Servicing Plan may be terminated with respect to any Fund by a vote of a majority of the Independent Trustees, or by a vote of a majority of the outstanding Class A Shares of that Fund. The Servicing Plan may be amended by vote of the Trust's Board of Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for such purpose, except that any change in the Servicing Plan that would materially increase the shareholder servicing fee with respect to a Fund requires the approval of the holders of that Fund's Classic Class. The Trust's Board of Trustees will review on a quarterly and annual basis written reports of the amounts received and expended under the Servicing Plan (including amounts expended by the Distributor to Participating Organizations pursuant to the Servicing Agreements entered into under the Servicing Plan) indicating the purposes for which such expenditures were made.

         Under the Trust's Distribution and Shareholder Services Plan (the "Distribution Plan"), Class B Shares of a Fund will pay a monthly distribution fee to the Distributor as compensation for its services in connection with the Distribution Plan at an annual rate equal to one percent (1.00%) of the average daily net assets of the Class B Shares of each Fund which includes a

Shareholder Servicing fee of 0.25% of the average daily net assets of the Class B Shares of each Fund. The Distributor may periodically waive all or a portion of the fee with respect to a Fund in order to increase the net investment income of the Fund available for distribution as dividends. The Distributor may apply the Class B Share Fee toward the following: (i) compensation for its services or expenses in connection with distribution assistance with respect to such Fund's Class B Shares; (ii) payments to financial institutions and intermediaries (such as banks, savings and loan associations, insurance companies, and investment counselors) as brokerage commissions in connection with the sale of such Fund's Class B Shares; and (iii) payments to financial institutions and intermediaries (such as banks, savings and loan associations, insurance companies, and investment counselors), broker-dealers, and the Distributor's affiliates and subsidiaries as compensation for services and/or reimbursement of expenses incurred in connection with distribution or shareholder services with respect to such Fund's Class B Shares.

         The Distribution Plan was initially approved on March 12, 1997 by the Trust's Board of Trustees, including a majority of the trustees who are not interested persons of the Fund (as defined in the 1940 Act) and who have no direct or indirect financial interest in the Distribution Plan (the "Independent Trustees").

         In accordance with Rule 12b-1 under the 1940 Act, the Distribution Plan may be terminated with respect to the Class B Shares of any Fund by a vote of a majority of the Independent Trustees, or by a vote of a majority of the outstanding Class B Shares of that Fund. The Distribution Plan may be amended by vote of the Fund's Board of Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for such purpose, except that any change in the Distribution Plan that would materially increase the distribution fee with respect to the Class B Shares of a Fund requires the approval of the holders of that Fund's Class B Shares. The Trust's Board of Trustees will review on a quarterly and annual basis written reports of the amounts received and expended under the Distribution Plan (including amounts expended by the Distributor to Participating Organizations pursuant to the Servicing Agreements entered into under the Distribution Plan) indicating the purposes for which such expenditures were made.

         All payments by the Distributor for distribution assistance or shareholder services under the Distribution Plan will be made pursuant to an agreement (a "Servicing Agreement") between the Distributor and such bank, other financial institution or intermediary, broker-dealer, or affiliate or subsidiary of the Distributor (hereinafter referred to individually as "Participating Organizations"). A Servicing Agreement will relate to the provision of distribution assistance in connection with the distribution of a Fund's Class B Shares to the Participating Organization's customers on whose behalf the investment in such Shares is made and/or to the provision of shareholder services to the Participating Organization's customers owning a Fund's Class B Shares. Under the Distribution Plan, a Participating Organization may include AmSouth or a subsidiary bank or nonbank affiliates, or the subsidiaries or affiliates of those banks. A Servicing Agreement entered into with a bank (or any of its subsidiaries or affiliates) will contain a representation that the bank (or subsidiary or affiliate) believes that it possesses the legal authority to perform the services contemplated by the Servicing Agreement without violation of applicable banking laws (including the Glass-Steagall Act) and regulations.

         The distribution fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular year by the Distributor in connection with distribution assistance or shareholder services rendered by the Distributor itself or incurred by the Distributor pursuant to the Servicing Agreements entered into under the Distribution Plan. If the amount of the distribution fee is greater than the Distributor's actual expenses incurred in a particular year (and the Distributor does not waive that portion of the distribution fee), the Distributor will realize a profit in that year from the distribution fee. If the amount of the distribution fee is less than the Distributor's actual expenses incurred in a particular year, the Distributor will realize a loss in that year under the Distribution Plan and will not recover from a Fund the excess of expenses for the year over the distribution fee, unless actual expenses incurred in a later year in which the Distribution Plan remains in effect were less than the distribution fee paid in that later year.

         The Glass-Steagall Act and other applicable laws prohibit banks generally from engaging in the business of underwriting securities, but in general do not prohibit banks from purchasing securities as agent for and upon the order of customers. Accordingly, the Trust will require banks acting as Participating Organizations to provide only those services which, in the banks' opinion, are consistent with the then current legal requirements. It is possible, however, that future legislative, judicial or administrative action affecting the securities activities of banks will cause the Trust to alter or discontinue its arrangements with banks that act as Participating Organizations, or change its method of operations. It is not anticipated, however, that any change in a Fund's method of operations would affect its net asset value per share or result in financial loss to any customer.

CUSTODIAN

         AmSouth serves as custodian of the Trust pursuant to a Custodial Services Agreement with the Trust (the "Custodian"). The Custodian's responsibilities include safeguarding and controlling the Trust's cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Trust's investments.

TRANSFER AGENT AND FUND ACCOUNTING SERVICES.

         BISYS Fund Services Ohio, Inc. ("Transfer Agent") serves as transfer agent to each Fund of the Trust pursuant to a Transfer Agency and Shareholder Service Agreement with the Trust. The Transfer Agent is a wholly-owned subsidiary of The BISYS Group, Inc.

         BISYS Fund Services, Inc. ("Fund Accountant") provides fund accounting services to each of the Funds pursuant to a Fund Accounting Agreement with the Trust. Under the Fund Accounting Agreement, the Fund Accountant receives a fee from each Fund at the annual rate of 0.03% of such Fund's average daily net assets, plus out-of-pocket expenses, subject to a minimum annual fee of $40,000 for each tax exempt fund and $30,000 for each taxable Fund and the Money Market Funds may be subject to an additional fee of $10,000 for each Class.




LEGAL COUNSEL

         Ropes & Gray, One Franklin Square, 1301 K Street, N.W., Suite 800 East, Washington, DC 20005-3333, are counsel to the Trust.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         Shares in each Fund are sold on a continuous basis by BISYS Fund Services Limited Partnership ("BISYS"), and BISYS has agreed to use appropriate efforts to solicit all purchase orders. In addition to purchasing Shares directly from BISYS, Shares may be purchased through procedures established by BISYS in connection with the requirements of accounts at AmSouth or financial institutions that provide certain support services for their customers or account holders ("Financial Institutions"). Customers purchasing Shares may include officers, directors, or employees of AmSouth or AmSouth's correspondent banks.

PURCHASE OF SHARES


         As stated in the relevant Prospectuses, the public offering price of Class A Shares of the Capital Appreciation Funds and the Income Funds is their net asset value computed after the sale plus a sales charge which varies based upon the quantity purchased. The public offering price of Class B and Trust Shares is their net asset value computed after the sale. The public offering price of such Shares is calculated by dividing net asset value by the difference (expressed as a decimal) between 100% and the sales charge percentage of the offering price applicable to the purchase (see "Shareholder Information - Pricing of Fund Shares" in the relevant Prospectuses).

         SALES CHARGES. The offering price is rounded to two decimal places each time a computation is made. The sales charge scale set forth in a Fund's Prospectus applies to purchases of Shares of such a Fund made at one time by any purchaser (a "Purchaser"), which includes: (i) an individual, his or her spouse and children under the age of 18; (ii) a trustee or other fiduciary of a single trust estate or single fiduciary account; or (iii) any other organized group of persons, whether incorporated or not, provided that such organization has been in existence for at least six months and has some purpose other than the purchase of redeemable securities of a registered investment company. In order to qualify for a lower sales charge, all orders from a Purchaser will have to be placed through a single investment dealer and identified at the time of purchase as originating from the same Purchaser, although such orders may be placed into more than one discrete account which identifies the Purchasers.

         A Purchaser may qualify for a reduced sales charge by combining concurrent purchases of Class A Shares of a Capital Appreciation Fund or Income Fund and one or more of the other Class A Shares of a Fund or by combining a current purchase of Class A Shares of a Fund with prior purchases of Class A Shares of any Fund. The applicable sales charge is based on the sum of (i) the Purchaser's current purchase of shares of any Fund sold with a sales charge plus
(ii) the dollar amount of purchases of the Purchaser's combined holdings of all Class A Shares in any Fund. The "Purchaser's combined holdings" described in the preceding sentence shall include the combined holdings of the Purchaser, the Purchaser's spouse, children under the age of 18, the Purchaser's retirement plan accounts and sole proprietorship accounts that the Purchaser may own. To receive the applicable public offering price pursuant to the right of accumulation, Shareholders must at the time of purchase provide the Transfer Agent or the Distributor with sufficient information to permit confirmation of qualification. Accumulation privileges may be amended or terminated without notice at any time by the Distributor.

         Class A Shares of the Money Market Funds are sold at their net asset value per share, as next computed after an order is received. However, as discussed in the Classic and Class B Shares Prospectus, the Class B Shares are subject to a Contingent Deferred Sales Charge if they are redeemed prior to the seventh anniversary of purchase.

         Certain sales of Class A Shares are made without a sales charge, as described in the relevant Prospectuses under the caption "Sales Charge Waivers", to promote goodwill with employees and others with whom BISYS, AmSouth and/or the Trust have business relationships, and because the sales effort, if any, involved in making such sales is negligible.

         ADDITIONAL INFORMATION REGARDING BROKER COMPENSATION. As the Trust's principal underwriter, BISYS acts as principal in selling Class A Shares and Class B Shares of the Trust to dealers. BISYS re-allows a portion of the sales charge as dealer discounts and brokerage commissions. Dealer allowances expressed as a percentage of the offering price for all offering prices are set forth in the relevant Class A Shares and Class B Shares Prospectuses (see "Shareholder Information - Pricing of Fund Shares"). From time to time, BISYS may make expense reimbursements for special training of a dealer's registered representatives in group meetings or to help pay the expenses of sales contests. In some instances, promotional incentives to dealers may be offered only to certain dealers who have sold or may sell significant amounts of Group shares. Neither BISYS nor dealers are permitted to delay the placement of orders to benefit themselves by a price change.

         From time to time dealers who receive dealer discounts and broker commissions from the Distributor may reallow all or a portion of such dealer discounts and broker commissions to other dealers or brokers.

         The Distributor, at its expense, will also provide additional compensation to dealers in connection with sales of Class A Shares and Class B Shares of any of the Funds. Such compensation will include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding one or more Funds of the Trust, and/or other dealer-sponsored special events. In some instances, this compensation will be made available only to certain dealers whose representatives have sold a significant amount of such Shares. Compensation will include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and members of their families to locations within or outside the United States for meetings or seminars of a business nature. Dealers may not use sales of a Fund's Shares to qualify for this compensation to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as the National Association of Securities Dealers, Inc. None of the aforementioned compensation is paid for by any Fund or its Shareholders.

         PURCHASES THROUGH FINANCIAL INSTITUTIONS. Shares of the Funds may be purchased through procedures established by the Distributor in connection with requirements of qualified accounts maintained by or on behalf of certain persons ("Customers") by AmSouth or financial institutions that provide certain administrative support services for their customers or account holders (collectively, "Financial Institutions"). These procedures may include instructions under which a Customer's account is "swept" automatically no less frequently than weekly and amounts in excess of a minimum amount agreed upon by a Financial Institution and its Customer are invested by the Distributor in Shares of a Money Market Fund. These procedures may also include transactions whereby AmSouth as agent purchases Shares of the Funds in amounts that correspond to the market value of securities sold to the Funds by AmSouth as agent.

         Shares of the Trust sold to Financial Institutions acting in a fiduciary, advisory, custodial, agency, or other similar capacity on behalf of Customers will normally be held of record by the Financial Institutions. With respect to Shares so sold, it is the responsibility of the particular Financial Institution to transmit purchase or redemption orders to the Distributor and to deliver federal funds for purchase on a timely basis. Beneficial ownership of the Shares will be recorded by the Financial Institutions and reflected in the account statements provided by the Financial Institutions to Customers.

         Depending upon the terms of a particular Customer account, the Financial Institutions may charge a Customer's account fees for automatic investment and other cash management services provided in connection with investment in the Capital Appreciation Funds. Information concerning these services and any charges can be obtained from the Financial Institutions.

         If an Account Registration Form has been previously received by the Distributor, investors may also purchase Class A Shares and Class B Shares either by telephone or by wiring funds to the Trust's custodian. Telephone orders may be placed by calling the Trust at (800) 451-8382. Payment for Shares ordered by telephone may be made by check and must be received by the Trust's custodian within three days of the telephone order. If payment is not received within three days or a check timely received does not clear, the purchase will be canceled and the investor could be liable for any losses or fees incurred. In the case of purchases of Shares effected by wiring funds to the Trust's custodian, investors must call the Trust at (800) 451-8382 to obtain instructions regarding the bank account number into which the funds should be wired and other pertinent information.

AUTOMATIC INVESTMENT PLAN

         To change the frequency or amount invested, written instructions must be received by the Trust at least seven Business Days in advance of the next transfer. If the bank or bank account number is changed, instructions must be received by the Trust at least 20 Business Days in advance. In order to change a bank or bank account number, investors also must have their signature guaranteed by a bank, broker, dealer, credit union, securities exchange, securities association, clearing agency or savings association, as those terms are defined in Rule 17Ad-15 under the Securities Exchange Act of 1934 (an "Eligible Guarantor Institution"). Signature guarantees are described more fully under "REDEMPTION BY MAIL" below. If there are insufficient funds in the investor's designated bank account to cover the Shares purchased using AIP, the investor's bank may charge the investor a fee or may refuse to honor the transfer instruction (in which case no Fund Shares will be purchased).

MATTERS AFFECTING REDEMPTION

         The Trust may suspend the right of redemption or postpone the date of payment for Shares during any period when (a) trading on the New York Stock Exchange (the "Exchange") is restricted by applicable rules and regulations of the Securities and Exchange Commission, (b) the Exchange is closed for other than customary weekend and holiday closings, (c) the Securities and Exchange Commission has by order permitted such suspension, or (d) an emergency exists as determined by the Securities and Exchange Commission.

         The Trust may redeem any class of Shares involuntarily if redemption appears appropriate in light of the Trust's responsibilities under the 1940 Act. See "Valuation of the Money Market Funds" above.

         "SWEEP" PROGRAM. (Applicable to the Money Market Funds Only) Shares of the Money Market Funds may be purchased or sold through the "sweep" program established by certain financial institutions under which a portion of their customers' accounts may be automatically invested in the Fund. The customer becomes the beneficial owner of specific shares of the Fund which may be purchased, redeemed and held by the financial institution in accordance with the customer's instructions and may fully exercise all rights as a shareholder. The shares will be held by the Transfer Agent in book-entry form. A statement with regard to the customer's shares is generally supplied to the customer monthly, and confirmations of all transactions for the account of the customer ordinarily are available to the customer promptly on request. In addition, each customer is sent proxies, periodic reports and other information from the Trust with regard to shares of the Funds. The customer's shares are fully assignable and may be encumbered by the customer. The "sweep" agreement can be terminated by the customer at any time, without affecting its beneficial ownership of the shares.

          To obtain the benefits of this service, a customer typically is required to maintain a minimum balance subject to a monthly maintenance fee, or a higher minimum balance for which no monthly fee would be imposed. In either case, a penalty fee is imposed if the minimum should not be maintained. In general, the automatic investment in the Fund's shares occurs on the same day that withdrawals are made by the financial institution, at the next determined net asset value after the order is received.

          All agreements which relate to the service are with the financial institution. Neither the Distributor nor the Trust is a party to any of those agreements and no part of the compensation received by the financial institution flows to the Trust or to BISYS or to any of their affiliates, either directly or indirectly. Further information concerning this program and any related charges or fees is provided by the financial institution prior to any purchase of the Fund's shares. Any fees charged by the financial institution effectively reduces the Fund's yield for those customers.

                                    VALUATION


         As indicated in the Prospectuses, the net asset value of each Fund is determined and the Shares of each Fund are priced as of 4:00 p.m., (1:00 p.m. and 4:00 p.m. for the Treasury Reserve Money Market Fund) Eastern time (the "Valuation Time") on each Business Day of the Fund. As used herein a "Business Day" constitutes any day on which the New York Stock Exchange (the "NYSE") is open for trading and the Federal Reserve Bank of Atlanta is open, except days on which there are not sufficient changes in the value of the Fund's portfolio securities that the Fund's net asset value might be materially affected, or days during which no Shares are tendered for redemption and no orders to purchase Shares are received. Currently, either the NYSE or the Federal Reserve Bank of Atlanta is closed on the customary national business holidays of New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veteran's Day, Thanksgiving Day and Christmas Day.



VALUATION OF THE TREASURY RESERVE MONEY MARKET FUND

         The Treasury Reserve Money Market Fund has elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. The value of securities in this Fund can be expected to vary inversely with changes in prevailing interest rates.

         Pursuant to Rule 2a-7, the Treasury Reserve Money Market Fund will maintain a dollar-weighted average portfolio maturity appropriate to its objective of maintaining a stable net asset value per Share, provided that the Fund will not purchase any security with a remaining maturity of more than thirteen months (securities subject to repurchase agreements may bear longer maturities) nor maintain a dollar-weighted average portfolio maturity which exceeds 90 days. The Trust's Board of Trustees has also undertaken to establish procedures reasonably designed, taking into account current market conditions and the Fund's investment objective, to stabilize the net asset value per Share of the Treasury Reserve Money Market Fund for purposes of sales and redemptions at $1.00. These procedures include review by the Trustees, at such intervals as they deem appropriate, to determine the extent, if any, to which the net asset value per Share of the Fund calculated by using available market quotations deviates from $1.00 per Share. In the event such deviation exceeds one-half of one percent, Rule 2a-7 requires that the Board of Trustees promptly consider what action, if any, should be initiated. If the Trustees believe that the extent of any deviation from the Fund's $1.00 amortized cost price per Share may result in material dilution or other unfair results to new or existing investors, they will take such steps as they consider appropriate to eliminate or reduce to the extent reasonably practicable any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity, shortening the dollar-weighted average portfolio maturity, withholding or reducing dividends, reducing the number of the Fund's outstanding Shares without monetary consideration, or utilizing a net asset value per Share determined by using available market quotations.


VALUATION OF THE CAPITAL APPRECIATION FUNDS AND THE INCOME FUNDS

         The value of the portfolio securities held by each of the Capital Appreciation Funds and the Income Funds for purposes of determining such Fund's net asset value per Share will be established on the basis of current valuations provided by Muller Data Corporation or Kenny S&P Evaluation Services, whose procedures shall be monitored by the Administrator, and which valuations shall be the fair market value of such securities.

                       SHAREHOLDER SERVICES AND PRIVILEGES

         The services and privileges described under this heading may not be available to certain clients of the Adviser, its affiliates, certain Service Organizations and Institutions, and the Adviser, its affiliates, some Service Organizations and Institutions may impose certain conditions on their clients which are different from those described in the Prospectus or this Statement of Additional Information. Such investors should consult the Adviser, its affiliates, their Service Organization or Institution in this regard.

         DIRECTED DISTRIBUTION PLAN. The Directed Distribution Plan enables you to invest automatically dividends and capital gain distributions, if any, paid by a Fund in Class A or Class B Shares of another Fund of which you are a shareholder. Class A or Class B Shares of the other Fund will be purchased at the then-current net asset value. Minimum subsequent investments do not apply. Investors desiring to participate in the Directed Distribution Plan should check the appropriate box and supply the necessary information on the Account Application. The Plan is available only for existing accounts and may not be used to open new accounts. The Trust may modify or terminate the Directed Distribution Plan at any time or charge a service fee. No such fee currently is contemplated.

         AUTOMATIC WITHDRAWAL PLAN. The Automatic Withdrawal Plan permits you to request withdrawal of a specified dollar amount (minimum of $50), with respect to Class A or Class B Shares, on either a monthly, quarterly, semi-annual or annual basis if you have a $5,000 minimum account. The automatic withdrawal will be made on the first or fifteenth day, at your option, of the period selected. To participate in the Automatic Withdrawal Plan, you must check the appropriate box and supply the necessary information on the Account Application. The Automatic Withdrawal Plan may be ended at any time by the investor, the Trust or the Transfer Agent.

         No CDSC with respect to Class B Shares will be imposed on withdrawals made under the Automatic Withdrawal Plan, provided that the amounts withdrawn under the plan do not exceed on an annual basis 10% of the account value at the time the shareholder elects to participate in the Automatic Withdrawal Plan. Withdrawals with respect to Class B Shares under the Automatic Withdrawal Plan that exceed on an annual basis 10% of the value of the shareholder's account will be subject to a CDSC on the amounts exceeding 10% of the initial account value. Purchases of additional Class A Shares where the sales load is imposed concurrently with withdrawals of Class A Shares generally are undesirable.

         REINSTATEMENT PRIVILEGE. The Reinstatement Privilege enables investors who have redeemed Class A or Class B Shares to repurchase, within 90 days of such redemption, Class A or Class B Shares of a Fund in an amount not to exceed the redemption proceeds received at a purchase price equal to the then-current net asset value determined after a reinstatement request and payment are received by the Transfer Agent. This privilege also enables such investors to reinstate their account for the purpose of exercising the Exchange Privilege. Upon reinstatement for Class B Shares, the investor's account will be credited with an amount equal to the CDSC previously paid upon redemption of the Class B Shares reinvested. To use the Reinstatement Privilege, you must submit a written reinstatement request to the Transfer Agent. The reinstatement request and payment must be received within 90 days of the trade date of the redemption. There currently are no restrictions on the number of times an investor may use this privilege.

                             PERFORMANCE INFORMATION

GENERAL

         From time to time, the Trust may include the following types of information in advertisements, supplemental sales literature and reports to
Shareholders: (1) discussions of general economic or financial principals (such as the effects of inflation, the power of compounding and the benefits of dollar-cost averaging); (2) discussions of general economic trends; (3) presentations of statistical data to supplement such discussions; (4) descriptions of past or anticipated portfolio holdings for one or more of the Funds within the Trust; (5) descriptions of investment strategies for one or more of such Funds;
(6) descriptions or comparisons of various investment products, which may or may not include the Funds; (7) comparisons of investment products (including the Funds) with relevant market or industry indices or other appropriate benchmarks; and (8) discussions of fund rankings or ratings by recognized rating organizations.

         Investors may also judge the performance of each Fund by comparing its performance to the performance of other mutual funds with comparable investment objectives and policies through various mutual fund or market indices and data such as that provided by Lipper Analytical Services, Inc. and Donoghue's Money Fund Report. Comparisons may also be made to indices or data published in Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, Business Week, American Banker, Fortune, Institutional Investor, Ibbotson Associates, Inc., Morning Star, Inc., CDA/Wiesenberger, Pensions and Investments, U.S.A. Today, and local newspapers and periodicals. In addition to performance information, general information about these Funds that appears in a publication such as those mentioned above may be included in advertisements, sales literature and in reports to Shareholders. Additional performance information is contained in the Trust's Annual Report, which is available free of charge by calling the number on the front page of the Prospectus.

         Information about the performance of a Fund is based on the Fund's record up to a certain date and is not intended to indicate future performance. Yield and total return are functions of the type and quality of instruments held in a Fund, operating expenses, and marketing conditions. Any fees charged by a Financial Institution with respect to customer accounts investing in Shares of a Fund will not be included in performance calculations.

YIELDS OF THE MONEY MARKET FUNDS

         The "yield" of each Money Market Funds for a seven-day period (a "base period") will be computed by determining the "net change in value" (calculated as set forth below) of a hypothetical account having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7 with the resulting yield figure carried to the nearest hundredth of one percent. Net changes in value of a hypothetical account will include the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares, but will not include realized gains or losses or unrealized appreciation or depreciation on portfolio investments. Yield may also be calculated on a compound basis (the "effective yield") which assumes that net income is reinvested in Fund shares at the same rate as net income is earned for the base period.

         The yield and effective yield of each of the Money Market Funds will vary in response to fluctuations in interest rates and in the expenses of the Fund. For comparative purposes the current and effective yields should be compared to current and effective yields offered by competing financial institutions for that base period only and calculated by the methods described above.

YIELD OF THE CAPITAL APPRECIATION FUNDS, THE INCOME FUNDS AND THE TAX-FREE FUNDS

         The yield of each of the Capital Appreciation Funds, the Income Funds and the Tax- Free Funds will be computed by annualizing net investment income per share for a recent 30- day period and dividing that amount by the maximum offering price per share (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last trading day of that period. Net investment income will reflect amortization of any market value premium or discount of fixed-income securities (except for obligations backed by mortgages or other assets) and may include recognition of a pro rata portion of the stated dividend rate of dividend paying portfolio securities. The yield of each of the Capital Appreciation Funds and the Income Funds will vary from time to time depending upon market conditions, the composition of the Fund's portfolios and operating expenses of the Trust allocated to each Fund. These factors and possible differences in the methods used in calculating yield should be considered when comparing a Fund's yield to yields published for other investment companies and other investment vehicles. Yield should also be considered relative to changes in the value of the Fund's shares and to the relative risks associated with the investment objectives and policies of the Capital Appreciation Funds and the Income Funds.

         The Tax-Free Funds may also advertise a "tax equivalent yield" and a "tax equivalent effective yield." Tax equivalent yield will be computed by dividing that portion of each Fund's yield which is tax-exempt by the difference between one and a stated income tax rate and adding the product to that portion, if any, of the yield of the Fund that is not tax-exempt. The tax equivalent effective yield for the Tax-Free Funds is computed by dividing that portion of the effective yield of the Fund which is tax-exempt by the difference between one and a stated income tax rate and adding the product to that portion, if any, of the effective yield of the Fund that is not tax-exempt.

         At any time in the future, yields and total return may be higher or lower than past yields and there can be no assurance that any historical results will continue.

         Investors in the Capital Appreciation Funds and the Income Funds are specifically advised that share prices, expressed as the net asset values per share, will vary just as yields will vary.

CALCULATION OF TOTAL RETURN

         Total Return is a measure of the change in value of an investment in a Fund over the period covered, assuming the investor paid the current maximum applicable sales charge on the investment and that any dividends or capital gains distributions were reinvested in the Fund immediately rather than paid to the investor in cash. The formula for calculating Total Return includes four steps: (1) adding to the total number of shares purchased by a hypothetical $1,000 investment in the Fund all additional shares which would have been purchased if all dividends and distributions paid or distributed during the period had been immediately reinvested; (2) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of shares owned at the end of the period by the net asset value per share on the last trading day of the period; (3) assuming redemption at the end of the period; and (4) dividing this account value for the hypothetical investor by the initial $1,000 investment and annualizing the result for periods of less than one year.

PERFORMANCE COMPARISONS

         YIELD AND TOTAL RETURN. From time to time, performance information for the Funds showing their average annual total return and/or yield may be included in advertisements or in information furnished to present or prospective Shareholders and the ranking of those performance figures relative to such figures for groups of mutual funds categorized by Lipper Analytical Services as having the same investment objectives may be included in advertisements.

         Total return and/or yield may also be used to compare the performance of the Funds against certain widely acknowledged standards or indices for stock and bond market performance. The Standard & Poor's Composite Index of 500 Stocks (the "S&P 500") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 Stocks relative to the base period 1941-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the New York Stock Exchange, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included. The 500 companies represented include 400 industrial, 60 transportation and 40 financial services concerns. The S&P 500 represents about 80% of the market value of all issues traded on the New York Stock Exchange.

         The NASDAQ-OTC Price Index (the "NASDAQ Index") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of approximately 3,500 stocks relative to the base measure of 100.00 on February 5, 1971. The NASDAQ Index is composed entirely of common stocks of companies traded over-the-counter and often through the National Association of Securities Dealers Automated Quotations ("NASDAQ") system. Only those over-the-counter stocks having only one market maker or traded on exchanges are excluded.

         The Shearson Lehman Government Bond Index (the "SL Government Index") is a measure of the market value of all public obligations of the U.S. Treasury; all publicly issued debt of all agencies of the U.S. government and all quasi-federal corporations; and all corporate debt guaranteed by the U.S. government. Mortgage backed securities, flower bonds and foreign targeted issues are not included in the SL Government Index.

         The Shearson Lehman Government/Corporate Bond Index (the "SL Government/Corporate Index") is a measure of the market value of approximately 5,300 bonds with a face value currently in excess of $1.3 trillion. To be included in the SL Government/Corporate Index, an issue must have amounts outstanding in excess of $1 million, have at least one year to maturity and be rated "Baa" or higher ("investment grade") by a nationally recognized statistical rating agency.

ALL FUNDS. Current yields or performance will fluctuate from time to time and are not necessarily representative of future results. Accordingly, a Fund's yield or performance may not provide for comparison with bank deposits or other investments that pay a fixed return for a stated period of time. Yield and performance are functions of a quality, composition, and maturity, as well as expenses allocated to the Fund. Fees imposed upon customer accounts by Financial Institutions for cash management services will reduce a Fund's effective yield to Customers.

                        DIVIDENDS, DISTRIBUTION AND TAXES


         THE TREASURY RESERVE MONEY MARKET FUND

         The net income of the Treasury Reserve Money Market Fund is declared daily as a dividend to Shareholders of record at the close of business on the day of declaration. Dividends will generally be paid monthly. Distributable net capital gains (if any) will be distributed at least annually. A Shareholder will automatically receive all income dividends and capital gains distributions in additional full and fractional Shares of the same class at net asset value as of the date of payment unless the Shareholder elects to receive such dividends or distributions in cash. Reinvested dividends receive the same tax treatment as dividends paid in cash. Such election, or any revocation thereof, must be made in writing to the Transfer Agent at P.O. Box 182733, Columbus, Ohio 43218-2733, and will become effective with respect to dividends and distributions having record dates after its receipt by the Transfer Agent. Dividends are paid in cash not later than seven Business Days after a Shareholder's complete redemption of his or her Shares. Dividends are generally taxable when received. However, dividends declared in October, November, or December to Shareholders of record during those months and paid during the following January are treated for tax purposes as if they were received by each Shareholder on December 31 of the prior year.


         Dividends will generally be taxable to a Shareholder as ordinary income to the extent of the Shareholder's ratable share of each Fund's earnings and profits as determined for tax purposes. Because all of the net investment income of the U.S. Treasury Fund is expected to be interest income, it is anticipated that no distributions will qualify for the dividends-received deduction for corporate shareholders. The U.S. Treasury Fund does not expect to realize any long-term capital gains and, therefore, does not foresee paying any "capital gains dividends" as described in the Code. Dividends received by a Shareholder that are derived from the U.S. Treasury Fund's investments in U.S. government obligations may not be eligible for exemption from state and local taxes even though the income on such investments would have been exempt from state and local taxes if the Shareholder directly held such investments. In addition, the state and local tax exemption for interest earned on U.S. government obligations may not extend to income earned on U.S. government obligations that are subject to a repurchase agreement. Shareholders are advised to consult their own tax Advisers concerning their own tax situation and the application of state and local taxes.

         THE INCOME FUNDS

         A dividend for each Income Fund will be declared monthly at the close of business on the day of declaration consisting of an amount of accumulated undistributed net income of the Fund as determined to be necessary or appropriate by the appropriate officers of the Trust. Dividends will generally be paid monthly. Distributable net realized capital gains are distributed annually to Shareholders of record. A Shareholder will automatically receive all income dividends and capital gains distributions in additional full and fractional Shares unless the Shareholder elects to receive such dividends or distributions in cash. Dividends and distributions are reinvested without a sales charge as of the ex-dividend date using the net asset value determined on that date and are credited to a Shareholder's account on the payment date. Reinvested dividends and distributions receive the same tax treatment as dividends and distributions paid in cash. Dividends are generally taxable when received. However, dividends declared in October, November, or December to Shareholders of record during those months and paid during the following January are treated for tax purposes as if they were received by each Shareholder on December 31 of the prior year. Elections to receive dividends or distributions in cash, or any revocation thereof, must be made in writing to the Transfer Agent at P.O. Box 182733, Columbus, Ohio 43218-2733, and will become effective with respect to dividends and distributions having record dates after its receipt by the Transfer Agent.

         INFORMATION SPECIFIC TO THE TAX-FREE FUNDS. Shareholders of the Tax-Free Funds may treat as exempt-interest and exclude from gross income for federal income tax purposes dividends derived from net exempt-interest income and designated by the Funds as exempt- interest dividends. However, such dividends may be taxable to shareholders under state or local law as ordinary income even though all or a portion of the amounts may be derived from interest on tax-exempt obligations which, if realized directly, would be exempt from such taxes.

         Dividends from the Tax-Free Funds attributable to exempt-interest dividends may cause the social security and railroad retirement benefits of individual Shareholders to become taxable, or increase the amount that is taxable. Interest on indebtedness incurred by a Shareholder to purchase or carry Shares is not deductible for federal income tax purposes to the extent the Funds distribute exempt-interest dividends during the Shareholder's taxable year. The amount of the disallowed interest deduction is the total amount of interest paid or accrued on the indebtedness multiplied by a fraction, the numerator of which is the amount of exempt-interest dividends received by the Shareholder and the denominator of which is the sum of the exempt-interest dividends and taxable dividends received by the Shareholder (excluding capital gain dividends received by the Shareholder and capital gains required to be included in the Shareholder's computation of long-term capital gains under Section 852(b)(3)(D) of the Code). It is anticipated that distributions from the Tax Exempt and Tax-Free Funds will not be eligible for the dividends-received deduction for corporate shareholders.

         Gains on the sale of Shares in the Tax-Free Funds will be subject to federal, state, and local taxes. If a Shareholder receives an exempt-interest dividend with respect to any Share of the Fund and such Share is held for six months or less, any loss on the sale or exchange of such Share will be disallowed to the extent of the amount of such exempt-interest dividend.

         The Tax-Free Funds may at times purchase Municipal Securities at a discount from the price at which they were originally issued. For federal income tax purposes, some or all of this market discount will be included in a Fund's ordinary income and will be taxable to Shareholders as such when it is distributed to them.

         To the extent dividends paid to Shareholders are derived from taxable income (for example, from interest on certificates of deposit, market discount or repurchase agreements) or from long-term or short-term capital gains, such dividends will be subject to federal income tax and may be subject to state and local tax. A Shareholder should consult his or her own tax Adviser for any special advice.

         Dividends attributable to interest on certain private activity bonds issued after August 7, 1986 must be included in the alternative minimum taxable income of individual and corporate Shareholders for the purpose of determining liability (if any) for the applicable alternative minimum tax. All tax-exempt interest dividends will be required to be taken into account in calculating the alternative minimum taxable income of corporate Shareholders.

ADDITIONAL TAX INFORMATION

         It is the policy of each Fund to qualify for the favorable tax treatment accorded regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). By following such policy, the Trust's Funds expect to eliminate or reduce to a nominal amount the federal income taxes to which such Fund may be subject.

         In order to qualify for the special tax treatment accorded regulated investment companies and their Shareholders, a Fund must, among other things,
(a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities, and foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies; (b) each year distribute at least 90% of the sum of its taxable net investment company income, its net tax-exempt income, and the excess, if any, of its net short-term capital gains over its net long-term capital losses; and (c) diversify its holdings so that, at the end of each fiscal quarter (i) at least 50% of the market value of its total assets is represented by cash, cash items (including receivables), U.S. Government securities, securities of other regulated investment companies, and other securities, limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses.

         Dividends and distributions on a Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed.

         A non-deductible 4% excise tax is imposed on regulated investment companies that do not distribute in each calendar year (regardless of whether they have a non-calendar taxable year) an amount at least equal to the sum of 98% of their "ordinary income" (as defined) for the calendar year, 98% of their capital gain net income for the 1-year period ending on October 31 of such calendar year, and any undistributed amounts from the previous year. For the foregoing purposes, a Fund is treated as having distributed the sum of (i) the deduction for dividends paid (defined in Section 561 of the Code) during such calendar year, and (ii) any amount on which it is subject to income tax for any taxable year ending in such calendar year. If distributions during a calendar year by a Fund did not meet the excise tax threshold, the Fund would be subject to the 4% excise tax on the undistributed amounts. Each Fund intends generally to make distributions sufficient to avoid imposition of this 4% excise tax.

         Each Fund will be required in certain cases to withhold and remit to the United States Treasury 31% of taxable dividends and other distributions paid to any Shareholder who has provided either an incorrect taxpayer identification number or no number at all, who is subject to withholding by the Internal Revenue Service for failure properly to report payments of interest or dividends, or who fails to provide a certified statement that he or she is not subject to "backup withholding."

         The Internal Revenue Service recently revised its regulations affecting the application to foreign investors of the back-up withholding and withholding tax rules described above. The new regulations will generally be effective for payments made after December 31, 2000. In some circumstances, the new rules will increase the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the 31% back-up withholding tax and for reduced withholding tax rates under income tax treaties. Foreign investors in a Fund should consult their tax advisers with respect to the potential application of these new regulations.

         A Fund's transactions in options, foreign-currency-denominated securities, and certain other investment and hedging activities of the Fund, will be subject to special tax rules (including "mark-to-market," "straddle," "wash sale," "constructive sale" and "short sale" rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's assets, convert short-term capital losses into long-term capital losses, convert long-term capital gains into short-term capital gains, and otherwise affect the character of the Fund's income. These rules could therefore affect the amount, timing, and character of distributions to Shareholders. Income earned as a result of these transactions would, in general, not be eligible for the dividends-received deduction or for treatment as exempt-interest dividends when distributed to Shareholders. The Funds will endeavor to make any available elections pertaining to these transactions in a manner believed to be in the best interest of the Funds.

         The Funds each expect to qualify to be taxed as a "regulated investment company" and to be relieved of all or substantially all federal income taxes. Depending upon the extent of their activities in states and localities in which their offices are maintained, in which their agents or independent contractors are located, or in which they are otherwise deemed to be conducting business, the Funds may be subject to the tax laws of such states or localities.

         However, if for any taxable year the Funds do not qualify for the special federal tax treatment afforded regulated investment companies, all of their taxable income will be subject to federal income tax at regular corporate rates at the Fund level (without any deduction for distributions to their Shareholders). In addition, distributions to Shareholders may be taxed as ordinary income even if the distributions are attributable to capital gains or exempt interest earned by the Fund.

         Information set forth in the Prospectuses and this Statement of Additional Information which relates to federal taxation is only a summary of some of the important federal tax considerations generally affecting purchasers of Shares of the Trust's Funds. No attempt has been made to present a detailed explanation of the federal income tax treatment of a Fund or its Shareholders and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of Shares of a Fund are urged to consult their tax advisers with specific reference to their own tax situation. In addition, the tax discussion in the Prospectuses and this Statement of Additional Information is based on tax laws and regulations which are in effect on the date of the Prospectuses and this Statement of Additional Information; such laws and regulations may be changed by legislative or administrative action.

ADDITIONAL TAX INFORMATION CONCERNING THE TAX-FREE FUNDS

         As indicated in the Prospectuses of the Tax-Free Funds, these Funds are designed to provide Shareholders with current tax-exempt interest income. The Funds are not intended to constitute a balanced investment program and are not designed for investors seeking capital appreciation or maximum tax-exempt income irrespective of fluctuations in principal. Shares of the Tax-Free Funds would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under Section 401 of the Code, so-called Keogh or H.R. 10 plans, and individual retirement accounts. Such plans and accounts are generally tax-exempt and, therefore, would not gain any additional benefit from the dividends of the Tax-Free Funds, being tax-exempt, and such dividends would be ultimately taxable to the beneficiaries when distributed to them.

         In addition, the Tax-Free Funds may not be appropriate investments for Shareholders that may be "substantial users" of facilities financed by private activity bonds or "related persons" thereof. "Substantial user" is defined under U.S. Treasury Regulations to include a non-exempt person who regularly uses a part of such facilities in his trade or business, and whose gross revenues derived with respect to the facilities financed by the issuance of bonds represent more than 5% of the total revenues derived by all users of such facilities, or who occupies more than 5% of the usable area of such facilities, or for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related person" includes certain related natural persons, affiliated corporations, a partnership and its partners and an S Corporation and its shareholders. Each Shareholder that may be considered a "substantial user" should consult a tax adviser with respect to whether exempt-interest dividends would retain the exclusion under Section 103 of the Code if the Shareholder were treated as a "substantial user" or a "related person."

         The Code permits a regulated investment company which invests at least 50% of its assets in tax-free Municipal Securities to pass through to its investors, tax-free, net Municipal Securities interest income. The policy of the Tax-Free Funds is to pay each year as dividends substantially all such Fund's Municipal Securities interest income net of certain deductions. An exempt-interest dividend is any dividend or part thereof (other than a capital gain dividend) paid by the Tax-Free Funds and designated as an exempt-interest dividend in a written notice mailed to Shareholders after the close of such Fund's taxable year, but not to exceed in the aggregate the net Municipal Securities interest received by the Fund during the taxable year. The percentage of the total dividends paid for any taxable year which qualifies as federal exempt-interest dividends will be the same for all Shareholders receiving dividends from the Tax-Free Funds during such year, regardless of the period for which the Shares were held.

         While the Tax-Free Funds do not expect to realize any significant amount of long-term capital gains, any net realized long-term capital gains will be distributed annually. The Tax-Free Funds will have no tax liability with respect to such gains and the distributions will be taxable to Shareholders as net gains on securities held for more than one year, regardless of how long a Shareholder has held the Shares of the Funds. Such distributions will be designated as a capital gains dividend in a written notice mailed by the Tax-Free Funds to Shareholders after the close of the Fund's taxable year.

         While the Tax-Free Funds do not expect to earn any significant amount of investment company taxable income, taxable income earned by the Funds will be distributed to Shareholders. In general, the investment company taxable income will be the taxable income of the Fund (including, the excess of short-term capital gains for such year over net long-term capital losses for such year) subject to certain adjustments and excluding the excess, if any, of any net long-term capital gains for the taxable year over any net short-term capital loss for such year. Any such income will be taxable to Shareholders as ordinary income (whether paid in cash or additional Shares).

         As indicated in the Prospectuses of the Tax-Free Funds, the Funds may acquire puts with respect to Municipal Securities held in their portfolios. See "INVESTMENT MANAGEMENT AND POLICIES - Options Transactions - Puts" in this Statement of Additional Information. The policy of the Tax-Free Funds is to limit their acquisition of puts to those under which the Fund will be treated for federal income tax purposes as the owner of the Municipal Securities acquired subject to the put and the interest on the Municipal Securities will be tax-exempt to such Fund. Although the Internal Revenue Service has issued a published ruling that provides some guidance regarding the tax consequences of the purchase of puts, there is currently no guidance available from the Internal Revenue Service that definitively establishes the tax consequences of many of the types of puts that the Tax-Free Funds could acquire under the 1940 Act. Therefore, although the Tax-Free Funds will only acquire a put after concluding that it will have the tax consequences described above, the Internal Revenue Service could reach a different conclusion from that of the Funds. If the Tax Exempt Fund and the Tax-Free Funds were not treated as the owner of the Municipal Securities, income from such securities would probably not be tax-exempt.

         The foregoing is only a summary of some of the important federal tax considerations generally affecting purchasers of Shares of the Tax-Free Funds. No attempt has been made to present a detailed explanation of the federal income tax treatment of the Tax-Free Funds or their Shareholders and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of Shares of the Tax-Free Funds are urged to consult their tax advisers with specific reference to their own tax situation. In addition, the foregoing discussion is based on tax laws and regulations which are in effect on the date of this Statement of Additional Information; such laws and regulations may be changed by legislative or administrative action.

         All distributions from the Tennessee Tax-Exempt Fund or Tennessee Limited Term Tax-Exempt Fund, regardless of source, will be subject to the Tennessee corporate excise tax. Shares of these Funds may be subject to the Tennessee inheritance tax and the Tennessee estate tax if owned by a Tennessee decedent at the time of death.

         The International Equity Fund may qualify for and may make an election permitted under Section 853 of the Code so that shareholders may be eligible to claim a credit or deduction on their Federal income tax returns for, and will be required to treat as part of the amounts distributed to them, their pro rata portion of qualified taxes paid or incurred by the Fund to foreign countries (which taxes relate primarily to investment income). The International Equity Fund may make an election under Section 853 of the Code, provided more than 50% of the value of the Fund's total assets at the close of the taxable year consists of securities in foreign corporations, and the Fund satisfies the applicable distribution provisions of the Code. The foreign tax credit available to shareholders is subject to certain limitations imposed by the Code.

         If the International Equity Fund invests in an entity that is classified as a "passive foreign investment company" ("PFIC") for Federal income tax purposes, the operation of certain provisions of the Code applying to PFICs could result in the imposition of certain federal income taxes on the Fund. In addition, gain realized from the sale or other disposition of PFIC securities may be treated as ordinary income under Section 1291 of the Code and gain realized with respect to PFIC securities that are marked-to-market will be treated as ordinary income under Section 1296 of the Code.

PORTFOLIO TRANSACTIONS

         Pursuant to the Advisory Agreements, the Adviser or Sub-Adviser determines, subject to the general supervision of the Board of Trustees and in accordance with each Fund's investment objective, policies and restrictions, which securities are to be purchased and sold by a Fund, and which brokers are to be eligible to execute such Fund's portfolio transactions. Purchases and sales of portfolio securities with respect to the Money Market Funds and Income Funds usually are principal transactions in which portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter and purchases from dealers serving as market makers may include the spread between the bid and asked price. Transactions on stock exchanges involve the payment of negotiated brokerage commissions. Transactions in over-the-counter market are generally principal transactions with dealers. With respect to over-the-counter market, the Trust, where possible, will deal directly with dealers who make a market in the securities involved except in those circumstances where better price and execution are available elsewhere. While the Adviser and Sub-Adviser generally seek competitive spreads or commissions, the Trust may not necessarily pay the lowest spread or commission available on each transaction, for reasons discussed below.

         Allocation of transactions, including their frequency, to various dealers is determined by the Adviser and the Sub-Adviser in their best judgment and in a manner deemed fair and reasonable to Shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, dealers who provide supplemental investment research to the Adviser or Sub-Adviser may receive orders for transactions on behalf of the Trust. Information so received is in addition to and not in lieu of services required to be performed by the Adviser or Sub-Adviser and does not reduce the advisory fees payable to the Adviser or the Sub-Adviser. Such information may be useful to the Adviser or Sub-Adviser in serving both the Trust and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to the Adviser or Sub-Adviser in carrying out their obligations to the Trust.

         The Trust will not acquire portfolio securities issued by, make savings deposits in, or enter into repurchase or reverse repurchase agreements with the Adviser, BISYS, the Sub-Adviser, or their affiliates, and will not give preference to AmSouth's correspondents with respect to such transactions, securities, savings deposits, repurchase agreements, and reverse repurchase agreements. The Trust may execute portfolio transactions through an affiliate of the Advisor.

         Investment decisions for each Fund are made independently from those for the other Funds or any other investment company or account managed by the Adviser or Sub-Adviser. Any such other investment company or account may also invest in the same securities as the Trust. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another Fund, investment company or account, the transaction will be averaged as to price and available investments will be allocated as to amount in a manner which the Adviser or Sub-Adviser believe to be equitable to the Fund(s) and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained by a Fund. To the extent permitted by law, the Adviser or Sub-Adviser may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for the other Funds or for other investment companies or accounts in order to obtain best execution. As provided by each of the Advisory Agreements and the Sub-Advisory Agreement, in making investment recommendations for the Trust, the Adviser or Sub-Adviser will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Trust is a customer of the Adviser or Sub-Adviser, its parent or its subsidiaries or affiliates and, in dealing with its customers, the Adviser or Sub-Adviser, its parent, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by the Trust.

GLASS-STEAGALL ACT

         In 1971, the United States Supreme Court held in INVESTMENT COMPANY INSTITUTE V. CAMP that the Federal statute commonly referred to as the Glass-Steagall Act prohibits a national bank from operating a mutual fund for the collective investment of managing agency accounts. Subsequently, the Board of Governors of the Federal Reserve System (the "Board") issued a regulation and interpretation to the effect that the Glass-Steagall Act and such decision: (a) forbid a bank holding company registered under the Federal Bank Holding


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Company Act of 1956 (the "Holding Company Act") or any non-bank affiliate thereof from sponsoring, organizing, or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, but (b) do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent, and custodian to such an investment company. In 1981, the United States Supreme Court held in BOARD OF GOVERNORS OF THE FEDERAL RESERVE SYSTEM V. INVESTMENT COMPANY INSTITUTE that the Board did not exceed its authority under the Holding Company Act when it adopted its regulation and interpretation authorizing bank holding companies and their non-bank affiliates to act as investment advisers to registered closed-end investment companies. In the BOARD OF GOVERNORS case, the Supreme Court also stated that if a national bank complied with the restrictions imposed by the Board in its regulation and interpretation authorizing bank holding companies and their non-bank affiliates to act as investment advisers to investment companies, a national bank performing investment advisory services for an investment company would not violate the Glass-Steagall Act.

         AmSouth believes that it possesses the legal authority to perform the services for each Fund contemplated by the Advisory Agreements regarding that Fund and described in the Prospectus of that Fund and this Statement of Additional Information and has so represented in the Advisory Agreement regarding that Fund. Future changes in either federal or state statutes and regulations relating to the permissible activities of banks or bank holding companies and the subsidiaries or affiliates of those entities, as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations, could prevent or restrict AmSouth from continuing to perform such services for the Trust. Depending upon the nature of any changes in the services which could be provided by AmSouth, the Board of Trustees would review the Trust's relationship with AmSouth and consider taking all action necessary in the circumstances.

         Should future legislative, judicial, or administrative action prohibit or restrict the proposed activities of AmSouth in connection with customer purchases of Shares of the Trust, AmSouth might be required to alter materially or discontinue the services offered by them to customers. It is not anticipated, however, that any change in the Trust's method of operations would affect its net asset value per Share or result in financial losses to any customer.


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                    INFORMATION ABOUT THE TRUST AND THE FUNDS

                             ADDITIONAL INFORMATION

ORGANIZATION AND DESCRIPTION OF SHARES


         The Trust was organized as a Massachusetts business trust by the Agreement and Declaration of Trust, dated October 1, 1987, under the name "Shelf Registration Trust IV." The Trust's name was changed to "The ASO Outlook Group" as of April 12, 1988, to "AmSouth Mutual Funds" as of August 19, 1993, and to "AmSouth Funds" as of November 23, 1999 by amendments to the Agreement and Declaration of Trust. A copy of the Trust's Agreement and Declaration of Trust, as amended (the "Declaration of Trust") is on file with the Secretary of State of The Commonwealth of Massachusetts. The Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of Shares, which are units of beneficial interest. The Trust presently has thirty-one series of Shares each of which represent interests a separate Fund to thirteen funds discussed in this Statement of Additional Information are in the International Equity Fund, the Mid Cap Fund, the Capital Growth Fund, the Large Cap Fund, the Limited Term U.S. Government Fund, the Tennessee Tax-Exempt Fund, the Limited Term Tennessee Tax-Exempt Fund, the Treasury Reserve Money Market Fund, the Aggressive Growth Portfolio, the Growth Portfolio, the Growth and Income Portfolio, the Moderate Growth and Income Portfolio, and the Current Income Portfolio. The Trust's Declaration of Trust authorizes the Board of Trustees to divide or redivide any unissued Shares of the Trust into one or more additional series.


         Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectuses and this Statement of Additional Information, the Trust's Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Trust, Shareholders of a Fund are entitled to receive the assets available for distribution belonging to that Fund, and a proportionate distribution, based upon the relative asset values of the respective Funds, of any general assets not belonging to any particular Fund which are available for distribution.

         Shares of the Trust are entitled to one vote per share (with proportional voting for fractional shares) on such matters as Shareholders are entitled to vote. Shareholders vote in the aggregate and not by series or class on all matters except (i) when required by the 1940 Act, shares shall be voted by individual series, (ii) when the Trustees have determined that the matter affects only the interests of one or more series or class, then only Shareholders of such series or class shall be entitled to vote thereon, (iii) when pertaining to the Shareholder Servicing Plan, and (iv) when pertaining to the Distribution Plan. There will normally be no meetings of Shareholders for the purposes of electing Trustees unless and until such time as less than a majority of the Trustees have been elected by the Shareholders, at which time the Trustees then in office will call a Shareholders' meeting for the election of Trustees. In


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addition, Trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding voting Shares of the Trust and filed with the Trust's custodian or by vote of the holders of two-thirds of the outstanding voting Shares of the Trust at a meeting duly called for the purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding voting Shares of any Fund. Except as set forth above, the Trustees shall continue to hold office and may appoint their successors.

SHAREHOLDER LIABILITY

         Under Massachusetts law, Shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Trust's Declaration of Trust disclaims Shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in every agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of a Fund's property for all loss and expense of any Shareholder of such Fund held liable on account of being or having been a Shareholder. Thus, the risk of a Shareholder incurring financial loss on account of Shareholder liability is limited to circumstances in which a Fund would be unable to meet its obligations.

MISCELLANEOUS

         The Trust is registered with the Securities and Exchange Commission as a management investment company. Such registration does not involve supervision by the Securities and Exchange Commission of the management or policies of the Trust.

         As used in this Statement of Additional Information, "assets belonging to a Fund" means the consideration received by the Fund upon the issuance or sale of Shares in that Group, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale, exchange, or liquidation of such investments, and any funds or payments derived from any reinvestment of such proceeds, and any general assets of the Trust not readily identified as belonging to a particular Fund that are allocated to that Fund by the Trust's Board of Trustees. The Board of Trustees may allocate such general assets in any manner it deems fair and equitable. It is anticipated that the factor that will be used by the Board of Trustees in making allocations of general assets to particular Funds will be the relative net assets of the respective Funds at the time of allocation. Assets belonging to a particular Fund are charged with the direct liabilities and expenses in respect of that Fund, and with a share of the general liabilities and expenses of the Trust not readily identified as belonging to a particular Fund that are allocated to that Fund in proportion to the relative net assets of the respective Funds at the time of allocation. The timing of allocations of general assets and general liabilities and expenses of the Trust to particular Funds will be determined by the Board of Trustees of the Trust and will be in accordance with generally accepted accounting principles. Determinations by the Board of Trustees of the Trust as to the timing of


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


the allocation of general liabilities and expenses and as to the timing and allocable portion of any general assets with respect to a particular Fund are conclusive.

         As used in this Statement of Additional Information, a "vote of a majority of the outstanding Shares" of the Trust or a particular Fund means the affirmative vote, at a meeting of Shareholders duly called, of the lesser of (a) 67% or more of the votes of Shareholders of the Trust or such Fund present at such meeting at which the holders of more than 50% of the votes attributable to the Shareholders of record of the Trust or such Fund are represented in person or by proxy, or (b) the holders of more than 50% of the outstanding votes of Shareholders of the Trust or such Fund.

         The Prospectuses of the Funds and this Statement of Additional Information omit certain of the information contained in the Registration Statement filed with the Securities and Exchange Commission. Copies of such information may be obtained from the Securities and Exchange Commission upon payment of the prescribed fee.

         The Prospectuses of the Funds and this Statement of Additional Information are not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesman, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectuses of the Funds and this Statement of Additional Information.

         A shareholder who beneficially owns, directly or indirectly, more than 25% of a Fund's voting securities may be deemed a "control person" (as defined in the 1940 Act) of the Fund.



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                                    APPENDIX

         SHORT-TERM RATINGS. Short-term credit ratings of Standard & Poor's Corporation ("S&P") are current assessments of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Short-term credit rated A-1 by S&P indicates that the degree of safety regarding timely payment is extremely strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation. Short-term credit rated A-2 by S&P indicates that capacity for timely payment on issues is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1. Short-term credit rated A-3 indicates adequate capacity for timely payment. It is, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations. Short-term credit rated B is regarded as having only speculative capacity for timely payment. Short-term credit rated C is assigned to short-term debt obligations with a doubtful capacity for payment. Short-term credit rated D represents an issue in default or when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired unless Standard & Poor's believes such payments will be made during such grace period.

         The rating Prime-1 is the highest short-term rating assigned by Moody's Investors Service, Inc. ("Moody's"). Issuers rated Prime-1 (or supporting institutions) are considered to have a superior ability for repayment of senior short-term debt obligations. Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics of Prime-1 rated issuers, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained. Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained. Issuers rated Not Prime do not fall within any of the Prime rating categories.

         Short-term credit rated F-1 by Fitch IBCA is regarded as having the strongest capacity for timely payments. Short-term credit rated F-2 by Fitch IBCA is regarded as having a satisfactory capacity for timely payment, but that margin of safety is not as great as for issues assigned F-1+ and F-1 ratings. Short-term credit rated F-3 has an adequate capacity for timely payment but near-term adverse changes could cause these securities to be rated below investment grade. Issues rated B have characteristics suggesting a minimal capacity for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions. Issues related C have characteristics suggesting default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment. Issues rated D denotes actual or imminent payment default. The plus


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(+) sign is used after a rating symbol to designate the relative status of an issuer within the rating category.

CORPORATE DEBT AND STATE AND MUNICIPAL BOND RATINGS.

         STANDARD & POOR'S CORPORATION. Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong. Debt rated AA has a very strong capacity to pay interest and to repay principal and differs from the highest rated issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in the higher rated categories.

         BB -- Debt rated "BB" has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

         B -- Debt rated "B" has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

         CCC -- Debt rated "CCC" has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal.

         CC -- The rating "CC" is currently highly vulnerable to nonpayment.

         C -- The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

         D -- Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.


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         To provide more detailed indications of credit quality, the ratings from AA to A may be modified by the addition of a plus or minus sign to show relative standing within this major rating category.

         MOODY'S INVESTOR SERVICES. Bonds that are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Bonds that are rated A by Moody's possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future. Bonds that are rated Baa are considered medium-grade obligations; they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C -- Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


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OTHER RATINGS OF MUNICIPAL OBLIGATIONS

         The following summarizes the two highest ratings used by Moody's ratings for state and municipal short-term obligations. Obligations bearing MIG-1 and VMIG-1 designations are of the best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing. Obligations rated "MIG-2" or "VMIG-2" denote high quality with ample margins of protection although not so large as in the preceding rating group.

PREFERRED STOCK RATINGS

         The following summarizes the ratings used by Moody's for preferred stock:

         "aaa" An issue which is rated "aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

         "aa" An issue which is rated "aa" is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

         "a" An issue which is rated "a" is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

         "baa" An issue which is rated "baa" is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

         "ba" An issue which is rated "ba" is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

         "b" An issue which is rate "b" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

         "caa" An issue which is rated "caa" is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.


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         "ca" An issue which is rated "ca" is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

         "c" This is the lowest rated class of preferred or preference stock. Issues so rated can thus be regarded as having extremely poor prospects of ever attaining any real investment standing.

         The following summarizes the ratings used by Standard & Poor's for preferred stock:

         "AAA" This is the highest rating that may be assigned by Standard & Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

         "AA" A preferred stock issue rated "AA" also qualifies as a high-quality, fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated "AAA."

         "A" An issue rated "A" is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

         "BBB" An issue rated "BBB" is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the "A" category.

         "BB," "B," "CCC" Preferred stock rated "BB," "B," and "CCC" are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. "BB" indicates the lowest degree of speculation and "CCC" the highest. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

         "CC" The rating "CC" is reserved for a preferred stock issue in arrears on dividends or sinking fund payments but that is currently paying.

         "C"  A preferred stock rated "C" is a nonpaying issue.

         "D" A preferred stock rated "D" is a nonpaying issue with the issuer in default on debt instruments.


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         "N.R." This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

         "Plus (+) or minus (-)" To provide more detailed indications of preferred stock quality, ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


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